Quarterly Holdings Report
for
Fidelity® Total Market Index Fund
May 31, 2022
STI-NPRT1-0722
1.816022.117
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 1.0%
Anterix, Inc. (a)	30,350	1,298,677
AST SpaceMobile, Inc. (a)(b)	79,690	663,021
AT&T, Inc.	11,579,945	246,537,029
ATN International, Inc.	17,036	751,117
Bandwidth, Inc. (a)	37,243	783,593
Cogent Communications Group, Inc.	67,315	4,065,153
Consolidated Communications Holdings, Inc. (a)	110,609	732,232
EchoStar Holding Corp. Class A (a)(b)	69,893	1,679,529
Frontier Communications Parent, Inc. (a)(b)	337,490	8,751,116
Globalstar, Inc. (a)(b)	1,067,098	1,493,937
IDT Corp. Class B (a)	31,682	873,156
Iridium Communications, Inc. (a)	214,179	7,948,183
Liberty Global PLC:
Class A (a)	178,966	4,352,453
Class C (a)	640,435	16,273,453
Liberty Latin America Ltd.:
Class A (a)	54,858	521,700
Class C (a)	264,040	2,511,020
Lumen Technologies, Inc.	1,491,197	18,252,251
Ooma, Inc. (a)	34,826	488,957
Radius Global Infrastructure, Inc. (a)	119,650	1,782,785
Verizon Communications, Inc.	6,805,488	349,053,480
		668,812,842
Entertainment - 1.2%
Activision Blizzard, Inc.	1,262,790	98,346,085
AMC Entertainment Holdings, Inc. Class A (a)(b)	828,997	11,887,817
Ballantyne of Omaha, Inc. (a)	23,510	68,649
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	14,702	97,621
Cinedigm Corp. (a)	172,863	121,194
Cinemark Holdings, Inc. (a)(b)	166,755	2,831,500
CuriosityStream, Inc. Class A (a)(b)	37,463	56,569
Dolphin Entertainment, Inc. (a)(b)	7,242	27,737
Electronic Arts, Inc.	455,846	63,203,048
Gaia, Inc. Class A (a)	15,337	79,752
Lions Gate Entertainment Corp.:
Class A (a)(b)	179,930	1,840,684
Class B (a)	119,348	1,120,678
Live Nation Entertainment, Inc. (a)	219,452	20,858,913
LiveOne, Inc. (a)	69,111	58,053
Madison Square Garden Entertainment Corp. (a)(b)	41,498	2,813,149
Madison Square Garden Sports Corp. (a)	28,500	4,670,010
Marcus Corp. (a)(b)	41,151	644,836
Motorsport Games, Inc. Class A (a)	3,147	2,014
Netflix, Inc. (a)	720,038	142,164,303
Playstudios, Inc. Class A (a)(b)	122,479	767,943
Playtika Holding Corp. (a)	164,283	2,433,031
Reading International, Inc. Class A (a)	27,398	101,373
Redbox Entertainment, Inc. (a)(b)	17,415	117,029
Reservoir Media, Inc. (a)(b)	52,019	388,062
Roku, Inc. Class A (a)	189,577	17,990,857
Sciplay Corp. (A Shares) (a)	39,902	569,003
Skillz, Inc. (a)(b)	406,553	772,451
Take-Two Interactive Software, Inc. (a)(b)	256,233	31,908,695
The Walt Disney Co. (a)	2,953,108	326,141,248
Warner Bros Discovery, Inc. (a)	3,581,412	66,077,051
Warner Music Group Corp. Class A	185,141	5,496,836
World Wrestling Entertainment, Inc. Class A (b)	74,183	4,953,199
		808,609,390
Interactive Media & Services - 4.5%
Alphabet, Inc.:
Class A (a)	488,722	1,111,959,843
Class C (a)	449,489	1,025,185,521
Angi, Inc. (a)(b)	120,975	664,153
Autoweb, Inc. (a)(b)	6,653	3,336
Bumble, Inc. (a)	116,568	3,322,188
CarGurus, Inc. Class A (a)	140,803	3,565,132
Cars.com, Inc. (a)	110,752	1,146,283
Creatd, Inc. (a)(b)	3,582	3,976
DHI Group, Inc. (a)	99,689	668,913
Eventbrite, Inc. (a)(b)	126,087	1,479,001
EverQuote, Inc. Class A (a)	31,519	282,095
fuboTV, Inc. (a)(b)	233,016	766,623
IAC (a)	134,740	11,493,322
Izea Worldwide, Inc. (a)(b)	76,210	70,189
Kubient, Inc. (a)(b)	10,430	10,639
Liberty TripAdvisor Holdings, Inc. (a)	107,591	111,895
Match Group, Inc. (a)	459,631	36,209,730
MediaAlpha, Inc. Class A (a)	32,872	332,007
Meta Platforms, Inc. Class A (a)	3,744,875	725,157,595
NerdWallet, Inc. (b)	11,622	135,164
Nextdoor Holdings, Inc. (a)(b)	120,120	341,141
Outbrain, Inc. (b)	11,828	72,624
Pinterest, Inc. Class A (a)	925,475	18,185,584
QuinStreet, Inc. (a)	76,551	842,061
Snap, Inc. Class A (a)	1,756,795	24,788,377
Society Pass, Inc. (b)	4,312	8,840
Super League Gaming, Inc. (a)(b)	63,028	74,373
System1, Inc. (a)(b)	115,086	1,168,123
The Arena Group Holdings, Inc. (b)	2,529	27,794
Travelzoo, Inc. (a)	7,598	51,590
TripAdvisor, Inc. (a)	160,194	3,979,219
TrueCar, Inc. (a)	153,372	510,729
Twitter, Inc. (a)	1,293,516	51,223,234
Vimeo, Inc. (a)	248,101	2,155,998
Wejo Group Ltd. (a)(b)	37,775	69,506
Yelp, Inc. (a)	108,283	3,184,603
Zedge, Inc. (a)	20,075	106,799
Ziff Davis, Inc. (a)	78,337	5,980,247
ZipRecruiter, Inc. (a)	18,444	331,254
Zoominfo Technologies, Inc. (a)	487,429	19,687,257
		3,055,356,958
Media - 1.1%
AdTheorent Holding Co., Inc. Class A (a)(b)	104,712	985,340
Advantage Solutions, Inc. Class A (a)	170,835	734,591
Altice U.S.A., Inc. Class A (a)	371,068	4,222,754
AMC Networks, Inc. Class A (a)	47,913	1,881,064
Audacy, Inc. Class A (a)	191,452	333,126
Boston Omaha Corp. (a)(b)	27,653	604,218
BuzzFeed, Inc. (a)(b)	21,874	78,637
Cable One, Inc.	7,997	10,420,891
Cardlytics, Inc. (a)(b)	53,560	1,387,740
Cbdmd, Inc. (a)(b)	50,529	34,870
Charter Communications, Inc. Class A (a)	193,281	97,979,937
Clear Channel Outdoor Holdings, Inc. (a)	740,980	1,170,748
Comcast Corp. Class A	7,337,515	324,905,164
comScore, Inc. (a)(b)	92,260	178,062
Cumulus Media, Inc. (a)	27,829	335,339
Daily Journal Corp. (a)(b)	1,984	547,227
DallasNews Corp.	3,909	26,112
Digital Media Solutions, Inc. Class A (a)(b)	25,067	41,611
DISH Network Corp. Class A (a)	402,848	9,197,020
E.W. Scripps Co. Class A (a)	95,768	1,519,838
Emerald Holding, Inc. (a)	42,037	140,824
Entravision Communication Corp. Class A	94,991	496,803
Fluent, Inc. (a)	74,191	95,706
Fox Corp.:
Class A	627,602	22,286,147
Class B	109,235	3,573,077
Gannett Co., Inc. (a)(b)	219,560	862,871
Gray Television, Inc.	143,029	2,820,532
Hemisphere Media Group, Inc. (a)	34,654	237,726
iHeartMedia, Inc. (a)	179,686	2,120,295
Innovid Corp. (a)	106,610	405,118
Insignia Systems, Inc. (a)(b)	507	5,364
Integral Ad Science Holding Corp.	23,383	284,805
Interpublic Group of Companies, Inc.	640,723	20,650,502
John Wiley & Sons, Inc. Class A	71,807	3,802,899
Lee Enterprises, Inc. (a)	8,452	184,676
Liberty Broadband Corp.:
Class A (a)	25,365	3,094,784
Class C (a)	242,308	30,329,692
Liberty Media Corp.:
Liberty Braves Class A (a)(b)	24,095	611,531
Liberty Braves Class C (a)	62,805	1,541,863
Liberty Formula One Group Series C (a)	335,036	20,869,392
Liberty Media Class A (a)	32,992	1,881,204
Liberty SiriusXM Series A (a)(b)	26,958	1,113,635
Liberty SiriusXM Series C (a)	356,345	14,645,780
Loyalty Ventures, Inc. (a)	31,511	334,017
Magnite, Inc. (a)	192,035	2,110,465
Marchex, Inc. Class B (a)	35,256	68,044
Mediaco Holding, Inc. (a)	178	641
National CineMedia, Inc.	107,997	132,836
News Corp.:
Class A	690,633	12,017,014
Class B	136,420	2,398,264
Nexstar Broadcasting Group, Inc. Class A	66,178	11,595,709
Nextplay Technologies, Inc. (a)	100,008	21,532
Omnicom Group, Inc.	339,720	25,346,509
Paramount Global:
Class A (b)	67,162	2,475,591
Class B	924,790	31,748,041
PubMatic, Inc. (a)(b)	46,783	932,853
Saga Communications, Inc. Class A	7,361	167,316
Salem Communications Corp. Class A (a)	7,646	21,256
Scholastic Corp.	50,277	1,886,896
Sinclair Broadcast Group, Inc. Class A	77,434	1,876,226
Sirius XM Holdings, Inc. (b)	1,475,030	9,440,192
Stagwell, Inc. (a)	113,239	895,720
TechTarget, Inc. (a)	42,643	3,031,491
TEGNA, Inc.	355,091	7,776,493
The New York Times Co. Class A	268,600	9,264,014
Thryv Holdings, Inc. (a)	25,563	669,495
Townsquare Media, Inc. (a)	9,598	94,540
Urban One, Inc.:
Class A (a)(b)	10,957	141,564
Class D (non-vtg.) (a)	38,819	254,264
WideOpenWest, Inc. (a)	83,183	1,828,362
		715,168,860
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	106,885	2,165,490
KORE Group Holdings, Inc. (a)(b)	79,518	330,795
NII Holdings, Inc. (a)(c)	149,032	38,748
Shenandoah Telecommunications Co.	78,495	1,802,245
Spok Holdings, Inc.	30,552	214,781
T-Mobile U.S., Inc. (a)	951,881	126,876,218
Telephone & Data Systems, Inc.	161,500	2,863,395
U.S. Cellular Corp. (a)	28,689	881,039
		135,172,711
TOTAL COMMUNICATION SERVICES		5,383,120,761
CONSUMER DISCRETIONARY - 10.9%
Auto Components - 0.3%
Adient PLC (a)	154,678	5,474,054
American Axle & Manufacturing Holdings, Inc. (a)	183,058	1,484,600
Aptiv PLC (a)	438,532	46,589,640
Autoliv, Inc.	126,252	10,110,260
BorgWarner, Inc.	388,644	15,670,126
Cooper-Standard Holding, Inc. (a)	28,839	162,075
Dana, Inc.	229,930	3,807,641
Dorman Products, Inc. (a)	45,778	4,625,867
Fox Factory Holding Corp. (a)	67,971	5,574,981
Garrett Motion, Inc. (a)(b)	92,281	557,377
Gentex Corp.	384,287	11,943,640
Gentherm, Inc. (a)	54,198	3,736,410
Holley, Inc. (a)(b)	64,299	674,497
Horizon Global Corp. (a)(b)	37,011	89,197
LCI Industries	40,569	4,848,807
Lear Corp.	96,205	13,561,057
Luminar Technologies, Inc. (a)(b)	365,408	3,778,319
Modine Manufacturing Co. (a)	80,051	946,203
Motorcar Parts of America, Inc. (a)(b)	28,082	416,456
Patrick Industries, Inc.	36,284	2,181,031
QuantumScape Corp. Class A (a)(b)	411,241	5,259,772
Solid Power, Inc. (a)(b)	218,786	1,975,638
Standard Motor Products, Inc.	32,227	1,287,469
Stoneridge, Inc. (a)	42,614	881,258
Strattec Security Corp. (a)	4,907	171,254
Superior Industries International, Inc. (a)	42,371	175,840
Sypris Solutions, Inc. (a)(b)	11,882	25,665
Tenneco, Inc. (a)	122,380	2,118,398
The Goodyear Tire & Rubber Co. (a)	453,337	5,857,114
Visteon Corp. (a)	44,782	5,024,988
XL Fleet Corp. (Class A) (a)(b)	173,152	209,514
XPEL, Inc. (a)(b)	26,707	1,378,615
		160,597,763
Automobiles - 1.9%
Arcimoto, Inc. (a)(b)	43,176	172,704
AYRO, Inc. (a)(b)	34,158	35,866
Canoo, Inc. (a)(b)	232,462	778,748
Electric Last Mile Solutions, Inc. (a)(b)	84,157	50,839
Faraday Future Intelligent Electric, Inc. (a)(b)	288,721	952,779
Fisker, Inc. (a)(b)	229,875	2,386,103
Ford Motor Co.	6,380,756	87,288,742
General Motors Co. (a)	2,358,679	91,233,704
Harley-Davidson, Inc.	248,783	8,752,186
Lordstown Motors Corp. Class A (a)(b)	197,612	409,057
Lucid Group, Inc. Class A (a)(b)	909,220	18,348,060
Mullen Automotive, Inc. (a)(b)	5,974	8,364
Rivian Automotive, Inc.	258,024	8,101,954
Tesla, Inc. (a)	1,357,720	1,029,504,767
Thor Industries, Inc. (b)	89,486	6,798,251
Volcon, Inc.	15,265	20,760
Winnebago Industries, Inc.	53,934	2,667,036
Workhorse Group, Inc. (a)(b)	223,793	691,520
		1,258,201,440
Distributors - 0.1%
Educational Development Corp.	5,163	23,234
Funko, Inc. (a)	41,454	844,418
Genuine Parts Co.	230,651	31,536,911
LKQ Corp.	434,664	22,337,383
Pool Corp.	65,055	25,932,224
Weyco Group, Inc.	9,583	268,324
		80,942,494
Diversified Consumer Services - 0.1%
2U, Inc. (a)	116,907	1,089,573
ADT, Inc.	236,271	1,767,307
Adtalem Global Education, Inc. (a)	77,585	2,530,823
American Public Education, Inc. (a)	28,012	390,487
Aspen Group, Inc. (a)(b)	21,363	22,645
Bright Horizons Family Solutions, Inc. (a)	97,199	8,801,369
Carriage Services, Inc.	23,992	968,557
Chegg, Inc. (a)	231,751	4,509,874
Coursera, Inc. (a)	135,627	2,293,453
Duolingo, Inc. (a)(b)	14,153	1,183,332
European Wax Center, Inc. (b)	20,926	554,539
Frontdoor, Inc. (a)	135,535	3,353,136
Graham Holdings Co.	6,298	3,860,800
Grand Canyon Education, Inc. (a)	66,168	5,900,201
H&R Block, Inc.	281,498	9,919,990
Laureate Education, Inc. Class A	282,496	3,596,174
Lincoln Educational Services Corp. (a)	31,176	192,668
Mister Car Wash, Inc. (b)	66,192	803,571
Nerdy, Inc. Class A (a)(b)	129,511	371,697
OneSpaWorld Holdings Ltd. (a)	94,442	887,755
Perdoceo Education Corp. (a)	108,375	1,182,371
PowerSchool Holdings, Inc. (b)	63,397	810,848
Regis Corp. (a)(b)	39,837	30,599
Rover Group, Inc. Class A (a)	131,248	711,364
Service Corp. International	263,306	18,439,319
StoneMor, Inc. (a)	110,712	379,742
Strategic Education, Inc.	37,303	2,455,283
Stride, Inc. (a)	69,044	2,700,311
Terminix Global Holdings, Inc. (a)	197,468	8,572,086
The Beachbody Co., Inc. (a)(b)	175,511	393,145
Udemy, Inc.	27,151	400,477
Universal Technical Institute, Inc. (a)	46,086	418,461
Vivint Smart Home, Inc. Class A (a)	79,191	471,978
WW International, Inc. (a)	79,747	565,406
Xpresspa Group, Inc. (a)(b)	140,249	104,570
Zovio, Inc. (a)	36,795	29,094
		90,663,005
Hotels, Restaurants & Leisure - 2.0%
Accel Entertainment, Inc. (a)	93,729	1,015,085
Airbnb, Inc. Class A (a)	562,257	67,960,004
Allied Esports Entertainment, Inc. (a)(b)	25,037	38,056
ARAMARK Holdings Corp.	414,155	14,275,923
Bally's Corp. (a)(b)	46,457	1,214,386
BBQ Holdings, Inc. (a)	12,714	160,705
Biglari Holdings, Inc. (a)	174	117,448
Biglari Holdings, Inc. (a)	1,581	211,396
BJ's Restaurants, Inc. (a)	37,258	978,768
Bloomin' Brands, Inc.	130,439	2,753,567
Bluegreen Vacations Holding Corp. Class A	29,111	811,032
Booking Holdings, Inc. (a)	66,564	149,340,328
Bowlero Corp. Class A (a)	92,010	1,028,672
Boyd Gaming Corp.	130,412	7,664,313
Brinker International, Inc. (a)	71,650	2,174,578
BurgerFi International, Inc. (a)(b)	21,228	74,510
Caesars Entertainment, Inc. (a)	346,141	17,365,894
Carnival Corp. (a)(b)	1,306,722	18,137,301
Carrols Restaurant Group, Inc.	60,237	110,836
Century Casinos, Inc. (a)	39,038	341,192
Chipotle Mexican Grill, Inc. (a)	45,606	63,964,695
Choice Hotels International, Inc.	52,456	6,708,598
Churchill Downs, Inc.	55,800	11,295,594
Chuy's Holdings, Inc. (a)(b)	33,724	761,825
Cracker Barrel Old Country Store, Inc.	37,077	3,782,225
Darden Restaurants, Inc.	209,029	26,128,625
Dave & Buster's Entertainment, Inc. (a)	66,331	2,513,282
Denny's Corp. (a)	103,084	1,067,950
Dine Brands Global, Inc.	28,616	2,102,990
Domino's Pizza, Inc.	58,907	21,393,255
Draftkings Holdings, Inc. (a)(b)	559,198	7,577,133
Drive Shack, Inc. (a)(b)	119,769	191,630
Dutch Bros, Inc. (b)	40,357	1,515,405
Ebet, Inc. (a)(b)	3,383	10,386
El Pollo Loco Holdings, Inc. (a)	26,883	278,508
Esports Entertainment Group, Inc. (a)	23,795	10,946
Everi Holdings, Inc. (a)	142,882	2,557,588
Expedia, Inc. (a)	243,959	31,551,217
F45 Training Holdings, Inc.	37,234	236,808
Fiesta Restaurant Group, Inc. (a)	35,860	267,157
First Watch Restaurant Group, Inc.	15,692	249,503
Full House Resorts, Inc. (a)	53,281	375,098
GAN Ltd. (a)(b)	71,082	239,546
Golden Entertainment, Inc. (a)	31,438	1,486,389
Good Times Restaurants, Inc. (a)	5,599	15,397
Hall of Fame Resort & Entertainment Co. (a)(b)	89,097	59,561
Hilton Grand Vacations, Inc. (a)	142,465	6,517,774
Hilton Worldwide Holdings, Inc.	451,284	63,567,864
Hyatt Hotels Corp. Class A (a)	88,561	7,827,907
Inspired Entertainment, Inc. (a)	44,757	492,327
Jack in the Box, Inc.	35,134	2,399,652
Krispy Kreme, Inc. (b)	53,506	792,959
Kura Sushi U.S.A., Inc. Class A (a)	6,490	244,608
Las Vegas Sands Corp. (a)	553,454	19,625,479
Life Time Group Holdings, Inc. (b)	68,768	1,007,451
Light & Wonder, Inc. Class A (a)	154,132	8,138,170
Lindblad Expeditions Holdings (a)	44,975	645,841
Lottery.Com, Inc. (a)	82,135	112,525
Marriott International, Inc. Class A	442,829	75,980,600
Marriott Vacations Worldwide Corp.	68,223	10,077,902
McDonald's Corp.	1,211,263	305,492,641
Membership Collective Group, Inc. Class A (b)	56,459	501,921
MGM Resorts International	617,133	21,581,141
Monarch Casino & Resort, Inc. (a)	20,944	1,421,050
Nathan's Famous, Inc.	6,187	315,846
Noodles & Co. (a)	63,938	421,991
Norwegian Cruise Line Holdings Ltd. (a)(b)	720,130	11,529,281
Papa John's International, Inc.	52,065	4,582,241
Penn National Gaming, Inc. (a)	264,297	8,446,932
Planet Fitness, Inc. (a)	134,460	9,461,950
Playa Hotels & Resorts NV (a)	203,209	1,755,726
PlayAGS, Inc. (a)	60,755	352,379
Portillo's, Inc.	33,455	621,259
Potbelly Corp. (a)	36,935	205,359
Rave Restaurant Group, Inc. (a)	6,403	5,776
RCI Hospitality Holdings, Inc.	12,368	714,005
Red Robin Gourmet Burgers, Inc. (a)(b)	25,958	255,427
Red Rock Resorts, Inc. (b)	93,175	3,608,668
Royal Caribbean Cruises Ltd. (a)	360,836	20,953,747
Rush Street Interactive, Inc. (a)	87,753	523,008
Ruth's Hospitality Group, Inc.	49,781	917,464
SeaWorld Entertainment, Inc. (a)	83,455	4,521,592
Shake Shack, Inc. Class A (a)	62,792	3,054,831
Six Flags Entertainment Corp. (a)	121,554	3,567,610
Sonder Holdings, Inc. (a)	175,279	394,378
Starbucks Corp.	1,864,754	146,383,189
Sweetgreen, Inc. Class A (b)	25,762	470,929
Target Hospitality Corp. (a)	59,831	379,927
Texas Roadhouse, Inc. Class A	112,853	8,799,148
The Cheesecake Factory, Inc.	76,873	2,510,672
The ONE Group Hospitality, Inc. (a)	36,136	324,863
Travel+Leisure Co.	139,005	7,104,546
Vacasa, Inc. Class A (a)(b)	193,798	862,401
Vail Resorts, Inc.	65,663	16,560,865
Wendy's Co.	283,943	5,292,698
Wingstop, Inc.	47,903	3,815,953
Wyndham Hotels & Resorts, Inc.	150,464	12,056,680
Wynn Resorts Ltd. (a)	169,641	11,213,270
Xponential Fitness, Inc. (b)	15,142	285,881
Yum! Brands, Inc.	468,001	56,848,081
		1,347,661,690
Household Durables - 0.4%
Aterian, Inc. (a)(b)	66,181	213,765
Bassett Furniture Industries, Inc.	12,880	209,686
Beazer Homes U.S.A., Inc. (a)	48,298	782,911
Cavco Industries, Inc. (a)	13,634	3,028,929
Century Communities, Inc.	47,715	2,594,265
Cricut, Inc. (a)(b)	60,362	491,347
D.R. Horton, Inc.	524,387	39,407,683
Dixie Group, Inc. (a)	7,832	15,664
Dream Finders Homes, Inc. (a)(b)	29,284	517,155
Emerson Radio Corp. (a)	16,730	11,209
Ethan Allen Interiors, Inc.	37,945	882,601
Flexsteel Industries, Inc.	17,223	335,504
Garmin Ltd.	247,514	26,142,429
GoPro, Inc. Class A (a)	212,794	1,470,407
Green Brick Partners, Inc. (a)	80,012	1,945,892
Hamilton Beach Brands Holding Co. Class A	10,452	107,865
Helen of Troy Ltd. (a)	38,952	7,213,521
Hooker Furnishings Corp.	18,614	321,836
Hovnanian Enterprises, Inc. Class A (a)	7,272	372,254
Installed Building Products, Inc.	37,614	3,593,642
iRobot Corp. (a)(b)	44,313	2,108,856
KB Home	137,845	4,754,274
Koss Corp. (a)(b)	11,662	81,168
La-Z-Boy, Inc.	74,632	1,905,355
Landsea Homes Corp. (a)	19,593	140,678
Legacy Housing Corp. (a)	15,990	250,403
Leggett & Platt, Inc.	215,518	8,441,840
Lennar Corp.:
Class A	415,337	33,330,794
Class B	35,557	2,388,364
LGI Homes, Inc. (a)	34,423	3,373,110
Lifetime Brands, Inc.	15,102	172,314
Live Ventures, Inc. (a)	1,880	71,440
Lovesac (a)	21,120	735,610
M.D.C. Holdings, Inc.	91,120	3,478,962
M/I Homes, Inc. (a)	46,618	2,179,392
Meritage Homes Corp. (a)	59,899	5,109,984
Mohawk Industries, Inc. (a)	88,354	12,498,557
Nephros, Inc. (a)	3,446	6,375
Newell Brands, Inc.	610,229	13,083,310
Nova LifeStyle, Inc. (a)(b)	3,687	2,692
NVR, Inc. (a)	5,285	23,521,527
PulteGroup, Inc.	404,656	18,314,731
Purple Innovation, Inc. (a)(b)	94,675	490,417
Skyline Champion Corp. (a)	87,064	4,625,710
Snap One Holdings Corp. (a)	21,487	265,364
Sonos, Inc. (a)(b)	205,071	4,538,221
Taylor Morrison Home Corp. (a)	195,148	5,653,438
Tempur Sealy International, Inc.	309,173	8,152,892
Toll Brothers, Inc.	180,989	9,134,515
TopBuild Corp. (a)	52,838	10,422,824
Traeger, Inc. (a)(b)	39,712	188,632
TRI Pointe Homes, Inc. (a)	180,087	3,794,433
Tupperware Brands Corp. (a)(b)	76,977	510,358
Universal Electronics, Inc. (a)	23,102	619,134
Vizio Holding Corp. (a)	64,186	569,330
VOXX International Corp. (a)	27,867	233,525
Vuzix Corp. (a)(b)	97,307	632,496
Weber, Inc. (b)	30,501	235,773
Whirlpool Corp.	95,706	17,632,873
ZAGG, Inc. rights (a)(c)	43,858	3,947
		293,312,183
Internet & Direct Marketing Retail - 2.7%
1-800-FLOWERS.com, Inc. Class A (a)(b)	43,802	427,508
1847 Goedeker, Inc. (a)(b)	168,222	262,426
1stDibs.com, Inc. (b)	6,388	36,475
Amazon.com, Inc. (a)	709,700	1,706,253,643
BARK, Inc. (a)(b)	149,946	374,865
Boxed, Inc. Class A (a)(b)	112,044	817,921
CarParts.com, Inc. (a)(b)	76,847	581,732
Chewy, Inc. (a)(b)	140,903	3,494,394
ContextLogic, Inc. (a)(b)	526,320	926,323
Doordash, Inc. (a)	261,134	20,083,816
Duluth Holdings, Inc. (a)	15,571	194,170
eBay, Inc.	1,012,416	49,274,287
Etsy, Inc. (a)	204,068	16,553,996
Groupon, Inc. (a)(b)	35,364	546,374
iMedia Brands, Inc. (a)	24,675	46,883
Lands' End, Inc. (a)(b)	23,736	275,338
Liquidity Services, Inc. (a)	40,743	552,475
Lulu's Fashion Lounge Holdings, Inc.	7,636	143,328
Overstock.com, Inc. (a)(b)	68,032	2,108,312
PetMed Express, Inc. (b)	33,067	728,466
Porch Group, Inc. Class A (a)	118,909	489,905
Poshmark, Inc. (a)	69,938	764,422
Quotient Technology, Inc. (a)(b)	146,280	611,450
Qurate Retail, Inc. Series A	576,339	2,080,584
Remark Holdings, Inc. (a)(b)	139,324	66,876
Rent the Runway, Inc. Class A (b)	27,527	119,192
Revolve Group, Inc. (a)	62,648	1,840,598
RumbleON, Inc. Class B (a)(b)	19,100	303,881
Shutterstock, Inc.	37,062	2,231,132
Stitch Fix, Inc. (a)	139,978	1,185,614
The RealReal, Inc. (a)	125,506	411,660
thredUP, Inc. (a)(b)	93,019	388,819
Vivid Seats, Inc. Class A (b)	51,628	471,364
Waitr Holdings, Inc. (a)(b)	137,727	25,342
Wayfair LLC Class A (a)(b)	125,758	7,468,768
Xometry, Inc. (b)	13,835	470,528
		1,822,612,867
Leisure Products - 0.1%
Acushnet Holdings Corp.	57,513	2,340,779
American Outdoor Brands, Inc. (a)	21,630	250,259
AMMO, Inc. (a)(b)	141,631	626,009
Brunswick Corp.	124,216	9,344,770
Callaway Golf Co. (a)(b)	191,253	4,152,103
Clarus Corp.	45,444	995,678
Escalade, Inc.	10,156	135,989
Genius Brands International, Inc. (a)(b)	425,203	323,154
Hasbro, Inc.	209,093	18,766,097
JAKKS Pacific, Inc. (a)	11,881	146,493
Johnson Outdoors, Inc. Class A	12,012	782,822
Latham Group, Inc. (a)(b)	51,727	491,924
Malibu Boats, Inc. Class A (a)	34,585	2,026,681
Marine Products Corp.	38,035	403,932
MasterCraft Boat Holdings, Inc. (a)	30,461	712,787
Mattel, Inc. (a)	567,868	14,264,844
Nautilus, Inc. (a)(b)	53,757	112,890
Peloton Interactive, Inc. Class A (a)(b)	488,092	6,813,764
Polaris, Inc.	91,999	9,802,493
Smith & Wesson Brands, Inc.	77,606	1,201,341
Solo Brands, Inc. Class A (b)	25,537	128,451
Sturm, Ruger & Co., Inc.	28,496	1,934,593
Vinco Ventures, Inc. (a)(b)	185,079	425,682
Vista Outdoor, Inc. (a)	90,430	3,485,172
YETI Holdings, Inc. (a)	142,036	6,498,147
		86,166,854
Multiline Retail - 0.5%
Big Lots, Inc. (b)	54,004	1,322,558
Dillard's, Inc. Class A (b)	7,408	2,233,364
Dollar General Corp.	374,445	82,505,211
Dollar Tree, Inc. (a)	363,853	58,336,551
Franchise Group, Inc.	47,283	1,875,717
Kohl's Corp.	225,534	9,093,531
Macy's, Inc.	493,553	11,672,528
Nordstrom, Inc.	181,079	4,785,918
Ollie's Bargain Outlet Holdings, Inc. (a)	95,759	4,497,800
Target Corp.	776,031	125,623,898
Tuesday Morning Corp. (a)(b)	59,058	29,529
		301,976,605
Specialty Retail - 2.1%
Abercrombie & Fitch Co. Class A (a)	99,607	2,035,967
Academy Sports & Outdoors, Inc.	140,117	4,695,321
Advance Auto Parts, Inc.	101,076	19,190,289
America's Car Mart, Inc. (a)	10,463	1,134,189
American Eagle Outfitters, Inc. (b)	242,556	2,937,353
Arhaus, Inc. (b)	19,542	113,148
Arko Corp.	126,616	1,143,342
Asbury Automotive Group, Inc. (a)	37,220	6,742,403
AutoNation, Inc. (a)	63,476	7,589,191
AutoZone, Inc. (a)	33,397	68,786,131
Barnes & Noble Education, Inc. (a)	70,687	177,424
Bath & Body Works, Inc.	421,974	17,309,373
Bed Bath & Beyond, Inc. (a)	168,215	1,455,060
Best Buy Co., Inc.	349,071	28,644,766
Big 5 Sporting Goods Corp.	32,469	413,980
Boot Barn Holdings, Inc. (a)	47,052	3,797,096
Brilliant Earth Group, Inc. Class A	14,638	66,603
Build-A-Bear Workshop, Inc.	23,020	469,378
Burlington Stores, Inc. (a)	108,168	18,204,674
Caleres, Inc.	68,876	1,960,211
Camping World Holdings, Inc. (b)	65,207	1,769,066
CarLotz, Inc. Class A (a)(b)	137,648	76,808
CarMax, Inc. (a)	261,826	25,991,467
Carvana Co. Class A (a)(b)	160,577	4,727,387
Chico's FAS, Inc. (a)	202,946	1,004,583
Citi Trends, Inc. (a)	15,082	450,650
Conn's, Inc. (a)(b)	29,861	394,165
Designer Brands, Inc. Class A (b)	95,997	1,490,833
Destination XL Group, Inc. (a)(b)	64,100	299,988
Dick's Sporting Goods, Inc.	103,653	8,419,733
Enjoy Technology, Inc. (a)	25,753	7,229
Envela Corp. (a)	402	2,131
EVgo, Inc. Class A (a)(b)	118,741	1,137,539
Express, Inc. (a)(b)	96,752	287,353
Five Below, Inc. (a)	90,565	11,826,883
Floor & Decor Holdings, Inc. Class A (a)	168,537	12,714,431
Foot Locker, Inc.	143,132	4,720,493
GameStop Corp. Class A (a)(b)	99,655	12,430,965
Gap, Inc.	342,614	3,779,032
Genesco, Inc. (a)	26,115	1,470,536
Group 1 Automotive, Inc.	29,059	5,218,706
GrowGeneration Corp. (a)(b)	88,212	454,292
Guess?, Inc.	66,366	1,384,395
Haverty Furniture Companies, Inc.	27,351	772,939
Hibbett, Inc.	25,777	1,308,183
J.Jill, Inc. (a)(b)	3,463	67,182
JOANN, Inc. (b)	13,717	110,971
Kirkland's, Inc. (a)(b)	25,171	145,740
Lazydays Holdings, Inc. (a)(b)	12,717	197,495
Leslie's, Inc. (a)(b)	217,189	4,217,810
Lithia Motors, Inc. Class A (sub. vtg.)	48,746	14,841,695
LL Flooring Holdings, Inc. (a)	50,665	608,487
LMP Automotive Holdings, Inc. (a)(b)	8,069	37,037
Lowe's Companies, Inc.	1,091,692	213,207,448
MarineMax, Inc. (a)	35,375	1,464,879
Monro, Inc.	53,112	2,518,571
Murphy U.S.A., Inc.	38,148	9,503,430
National Vision Holdings, Inc. (a)(b)	133,195	3,748,107
O'Reilly Automotive, Inc. (a)	109,069	69,495,495
OneWater Marine, Inc. Class A (b)	18,903	646,483
Party City Holdco, Inc. (a)(b)	171,416	246,839
Penske Automotive Group, Inc.	49,522	5,701,963
Petco Health & Wellness Co., Inc. (a)(b)	133,327	2,127,899
Rent-A-Center, Inc.	98,678	2,717,592
RH (a)	27,673	8,027,384
Ross Stores, Inc.	572,086	48,638,752
Sally Beauty Holdings, Inc. (a)	183,067	2,775,296
Shift Technologies, Inc. Class A (a)(b)	132,997	138,317
Shoe Carnival, Inc.	30,232	824,124
Signet Jewelers Ltd.	84,270	5,022,492
Sleep Number Corp. (a)(b)	38,662	1,775,746
Sonic Automotive, Inc. Class A (sub. vtg.)	34,017	1,551,515
Sportsman's Warehouse Holdings, Inc. (a)	71,936	680,515
The Aaron's Co., Inc.	54,327	1,062,636
The Buckle, Inc.	46,567	1,530,192
The Cato Corp. Class A (sub. vtg.)	41,620	543,141
The Children's Place, Inc. (a)	24,987	1,186,383
The Container Store Group, Inc. (a)	52,697	405,767
The Home Depot, Inc.	1,693,034	512,566,044
The ODP Corp. (a)	76,422	2,918,556
Tile Shop Holdings, Inc.	51,012	224,453
Tilly's, Inc.	36,368	301,127
TJX Companies, Inc.	1,933,223	122,894,986
Torrid Holdings, Inc. (b)	13,880	80,920
Tractor Supply Co.	183,727	34,423,091
TravelCenters of America LLC (a)	19,777	772,292
Ulta Beauty, Inc. (a)	87,617	37,070,753
Urban Outfitters, Inc. (a)	108,681	2,287,735
Victoria's Secret & Co. (a)	117,292	4,833,603
Volta, Inc. (a)(b)	210,537	517,921
Vroom, Inc. (a)(b)	203,379	290,832
Warby Parker, Inc. (a)(b)	21,924	372,270
Williams-Sonoma, Inc. (b)	118,801	15,197,024
Winmark Corp.	4,695	928,671
Zumiez, Inc. (a)(b)	35,654	1,169,808
		1,431,623,155
Textiles, Apparel & Luxury Goods - 0.7%
Allbirds, Inc. Class A (b)	35,014	191,176
Capri Holdings Ltd. (a)	241,328	11,762,327
Carter's, Inc.	69,283	5,338,255
Charles & Colvard Ltd. (a)	34,272	45,924
Columbia Sportswear Co.	56,649	4,406,159
Crocs, Inc. (a)	93,999	5,241,384
Crown Crafts, Inc.	2,254	13,952
Culp, Inc.	14,133	78,438
Deckers Outdoor Corp. (a)	44,127	11,850,747
Delta Apparel, Inc. (a)	10,797	316,460
Fossil Group, Inc. (a)	73,749	541,318
G-III Apparel Group Ltd. (a)	70,446	1,765,377
Hanesbrands, Inc.	558,849	6,633,538
Kontoor Brands, Inc.	74,861	2,999,680
Lakeland Industries, Inc. (a)(b)	10,472	186,402
Levi Strauss & Co. Class A	159,242	2,891,835
lululemon athletica, Inc. (a)	190,751	55,830,910
Movado Group, Inc.	27,839	944,577
NIKE, Inc. Class B	2,069,451	245,954,251
Oxford Industries, Inc.	26,813	2,444,273
PLBY Group, Inc. (a)(b)	34,177	302,808
PVH Corp.	112,950	8,004,767
Ralph Lauren Corp.	78,953	7,981,359
Rocky Brands, Inc.	10,160	380,492
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	217,891	8,584,905
Steven Madden Ltd.	120,378	4,475,654
Superior Group of Companies, Inc.	16,600	298,800
Tapestry, Inc.	439,493	15,162,509
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	341,429	3,612,319
Class C (non-vtg.) (a)	299,343	2,903,627
Unifi, Inc. (a)	23,352	369,195
Vera Bradley, Inc. (a)(b)	33,550	228,476
VF Corp.	521,954	26,337,799
Vince Holding Corp. (a)	3,162	24,569
Wolverine World Wide, Inc.	134,660	2,873,644
		440,977,906
TOTAL CONSUMER DISCRETIONARY		7,314,735,962
CONSUMER STAPLES - 6.0%
Beverages - 1.5%
Alkaline Water Co., Inc. (a)(b)	127,625	56,155
Boston Beer Co., Inc. Class A (a)	15,253	5,419,391
Brown-Forman Corp.:
Class A	74,968	4,732,730
Class B (non-vtg.)	312,121	20,637,441
Celsius Holdings, Inc. (a)	61,125	4,100,876
Coca-Cola Bottling Co. Consolidated	7,622	4,306,201
Constellation Brands, Inc. Class A (sub. vtg.)	266,132	65,327,422
Duckhorn Portfolio, Inc. (a)	48,352	950,117
Keurig Dr. Pepper, Inc.	1,198,487	41,635,438
MGP Ingredients, Inc.	20,436	1,979,431
Molson Coors Beverage Co. Class B	305,569	17,062,973
Monster Beverage Corp. (a)	609,921	54,356,160
National Beverage Corp. (b)	37,110	1,841,769
PepsiCo, Inc.	2,242,855	376,238,926
REED'S, Inc. (a)(b)	103,117	20,603
Splash Beverage Group, Inc. (b)	41,300	85,904
The Coca-Cola Co.	6,301,734	399,403,901
Vintage Wine Estates, Inc. (a)(b)	46,164	411,783
Willamette Valley Vineyards, Inc. (a)	6,462	40,323
Zevia PBC (b)	10,236	25,078
		998,632,622
Food & Staples Retailing - 1.3%
Albertsons Companies, Inc.	164,246	5,017,715
Andersons, Inc.	49,516	1,862,297
BJ's Wholesale Club Holdings, Inc. (a)	218,454	12,641,933
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	20,436	1,642
warrants 11/4/28 (a)	20,436	672
warrants 11/4/28 (a)	20,436	297
Class A (a)(b)	37,276	123,011
Casey's General Stores, Inc.	60,357	12,647,206
Chefs' Warehouse Holdings (a)	53,535	1,912,806
Costco Wholesale Corp.	719,049	335,235,025
Grocery Outlet Holding Corp. (a)(b)	142,854	5,464,166
HF Foods Group, Inc. (a)	51,019	270,911
Ingles Markets, Inc. Class A	22,175	1,974,906
Kroger Co.	1,086,474	57,550,528
MedAvail Holdings, Inc. (a)(b)	18,315	31,319
Natural Grocers by Vitamin Cottage, Inc.	14,534	256,670
Performance Food Group Co. (a)	249,435	10,810,513
PriceSmart, Inc.	39,082	3,073,018
Rite Aid Corp. (a)(b)	92,312	514,178
SpartanNash Co.	56,475	1,943,305
Sprouts Farmers Market LLC (a)	185,834	5,034,243
Sysco Corp.	823,947	69,359,858
U.S. Foods Holding Corp. (a)	362,024	11,990,235
United Natural Foods, Inc. (a)	92,620	3,928,014
Village Super Market, Inc. Class A	10,604	251,739
Walgreens Boots Alliance, Inc.	1,159,490	50,820,447
Walmart, Inc.	2,294,308	295,116,838
Weis Markets, Inc.	28,274	2,078,704
		889,912,196
Food Products - 1.1%
Alico, Inc.	7,630	321,757
AppHarvest, Inc. (a)(b)	112,964	356,966
Arcadia Biosciences, Inc. (a)(b)	10,882	14,908
Archer Daniels Midland Co.	907,075	82,380,552
B&G Foods, Inc. Class A (b)	103,217	2,333,736
Barfresh Food Group, Inc. (a)(b)	3,165	15,983
Benson Hill, Inc. (a)(b)	238,952	826,774
Better Choice Co., Inc. (b)	17,919	46,769
Beyond Meat, Inc. (a)(b)	95,900	2,536,555
BRC, Inc. Class A (a)(b)	44,155	438,018
Bunge Ltd.	227,632	26,933,418
Cal-Maine Foods, Inc.	61,762	2,947,900
Calavo Growers, Inc.	29,166	993,102
Campbell Soup Co.	325,958	15,616,648
Coffee Holding Co., Inc.	10,373	29,978
Conagra Brands, Inc.	771,988	25,390,685
Darling Ingredients, Inc. (a)	261,169	20,911,802
Farmer Brothers Co. (a)(b)	23,211	116,055
Flowers Foods, Inc.	318,578	8,792,753
Fresh Del Monte Produce, Inc.	55,706	1,422,731
Freshpet, Inc. (a)(b)	77,204	5,556,372
General Mills, Inc.	977,070	68,248,340
Hormel Foods Corp.	455,543	22,171,278
Hostess Brands, Inc. Class A (a)	221,633	4,709,701
Ingredion, Inc.	107,669	10,195,178
J&J Snack Foods Corp.	24,991	3,204,346
John B. Sanfilippo & Son, Inc.	16,536	1,263,020
Kellogg Co.	411,766	28,716,561
Laird Superfood, Inc. (a)	5,131	12,263
Lamb Weston Holdings, Inc.	235,428	15,910,224
Lancaster Colony Corp.	32,415	3,951,389
Landec Corp. (a)	46,512	441,864
Lifeway Foods, Inc. (a)	4,739	25,496
Limoneira Co. (b)	21,703	258,917
Local Bounti Corp. (a)(b)	31,625	171,724
McCormick & Co., Inc. (non-vtg.)	406,000	37,644,320
Mission Produce, Inc. (a)	70,289	939,764
Mondelez International, Inc.	2,250,678	143,053,094
Nuzee, Inc. (a)	21,533	29,500
Pilgrim's Pride Corp. (a)	80,215	2,672,764
Post Holdings, Inc. (a)	94,126	7,739,981
RiceBran Technologies (a)(b)	61,313	45,972
S&W Seed Co. (a)(b)	9,599	12,191
Sanderson Farms, Inc.	34,957	6,973,922
Seaboard Corp.	457	1,891,697
Seneca Foods Corp. Class A (a)	11,293	642,007
Sovos Brands, Inc.	45,167	637,758
Tattooed Chef, Inc. (a)(b)	69,948	506,424
The Hain Celestial Group, Inc. (a)	147,656	3,890,736
The Hershey Co.	235,439	49,844,791
The J.M. Smucker Co.	176,154	22,084,427
The Kraft Heinz Co.	1,151,388	43,557,008
The Real Good Food Co., Inc.	8,530	57,492
The Simply Good Foods Co. (a)	138,148	5,520,394
The Vita Coco Co., Inc.	19,029	233,296
Tootsie Roll Industries, Inc.	30,759	1,017,200
TreeHouse Foods, Inc. (a)	89,042	3,661,407
Tyson Foods, Inc. Class A	473,899	42,466,089
Utz Brands, Inc. Class A (b)	108,985	1,525,790
Vital Farms, Inc. (a)(b)	41,138	407,266
Whole Earth Brands, Inc. Class A (a)	69,040	472,234
		734,791,287
Household Products - 1.3%
Central Garden & Pet Co. (a)	68,586	3,098,715
Central Garden & Pet Co. Class A (non-vtg.) (a)	7,132	301,898
Church & Dwight Co., Inc.	393,042	35,397,363
Colgate-Palmolive Co.	1,368,253	107,832,019
Energizer Holdings, Inc.	106,598	3,196,874
Kimberly-Clark Corp.	545,956	72,623,067
Ocean Bio-Chem, Inc.	523	3,535
Oil-Dri Corp. of America	9,041	214,905
Procter & Gamble Co.	3,888,296	575,001,212
Reynolds Consumer Products, Inc.	93,595	2,547,656
Spectrum Brands Holdings, Inc.	68,622	6,020,894
The Clorox Co.	197,897	28,766,308
WD-40 Co. (b)	22,322	4,214,170
		839,218,616
Personal Products - 0.2%
BellRing Brands, Inc. (a)	181,339	4,742,015
Coty, Inc. Class A (a)	548,291	3,887,383
Cyanotech Corp. (a)	1,622	4,866
Edgewell Personal Care Co.	85,655	3,117,842
elf Beauty, Inc. (a)	78,381	2,086,502
Estee Lauder Companies, Inc. Class A	377,697	96,180,541
Guardion Health Sciences, Inc. (a)(b)	21,495	3,590
Herbalife Nutrition Ltd. (a)	158,116	3,445,348
Inter Parfums, Inc.	28,479	2,101,750
Lifemd, Inc. (a)(b)	30,706	69,089
LifeVantage Corp.	21,148	86,918
Mannatech, Inc.	422	10,529
MediFast, Inc.	19,094	3,183,925
Natural Alternatives International, Inc. (a)	1,931	20,044
Natural Health Trends Corp.	15,505	107,450
Nature's Sunshine Products, Inc. (a)	22,697	274,407
Newage, Inc. (a)(b)	192,160	69,178
Nu Skin Enterprises, Inc. Class A	80,123	3,737,738
Olaplex Holdings, Inc.	115,644	1,864,181
Revlon, Inc. (a)(b)	16,265	68,150
Summer Infant, Inc. (a)(b)	2,555	29,919
The Beauty Health Co. (a)(b)	152,373	2,174,363
The Honest Co., Inc.	44,122	151,780
Thorne HealthTech, Inc. (b)	11,940	70,327
USANA Health Sciences, Inc. (a)	19,192	1,349,773
Veru, Inc. (a)(b)	92,114	1,191,955
		130,029,563
Tobacco - 0.6%
22nd Century Group, Inc. (a)(b)	260,654	474,390
Altria Group, Inc.	2,958,706	160,036,408
Philip Morris International, Inc.	2,514,434	267,158,613
Turning Point Brands, Inc.	21,840	638,602
Universal Corp.	39,521	2,516,697
Vector Group Ltd.	206,245	2,538,876
		433,363,586
TOTAL CONSUMER STAPLES		4,025,947,870
ENERGY - 4.8%
Energy Equipment & Services - 0.5%
Archrock, Inc.	221,194	2,218,576
Baker Hughes Co. Class A	1,474,119	53,038,802
Bristow Group, Inc. (a)	36,501	1,160,367
Cactus, Inc.	93,127	4,881,717
Championx Corp.	331,051	7,703,557
Core Laboratories NV (b)	72,272	2,036,625
DMC Global, Inc. (a)	37,007	1,023,984
Dril-Quip, Inc. (a)	58,780	1,848,043
ENGlobal Corp. (a)(b)	22,963	26,407
Enservco Corp. (a)(b)	19,986	48,166
Expro Group Holdings NV (a)	45,127	616,886
Exterran Corp. (a)	49,663	303,441
Forum Energy Technologies, Inc. (a)(b)	6,537	161,725
Geospace Technologies Corp. (a)	18,281	111,880
Gulf Island Fabrication, Inc. (a)	16,117	54,314
Halliburton Co.	1,451,511	58,786,196
Helix Energy Solutions Group, Inc. (a)	222,819	1,033,880
Helmerich & Payne, Inc.	171,933	8,656,827
Independence Contract Drilling, Inc. (a)(b)	17,283	67,231
KLX Energy Services Holdings, Inc. (a)	7,463	45,599
Liberty Oilfield Services, Inc. Class A (a)	172,780	2,811,131
Mammoth Energy Services, Inc. (a)	46,773	100,562
MIND Technology, Inc. (a)	16,422	15,110
Nabors Industries Ltd. (a)	12,272	2,046,601
Natural Gas Services Group, Inc. (a)	16,673	237,590
NCS Multistage Holdings, Inc. (a)	1,463	58,959
Newpark Resources, Inc. (a)	154,268	663,352
Nextier Oilfield Solutions, Inc. (a)	267,599	2,916,829
Nine Energy Service, Inc. (a)	20,239	63,348
Noble Corp. (a)	99,178	3,598,178
NOV, Inc.	625,847	12,516,940
Oceaneering International, Inc. (a)	167,706	2,133,220
Oil States International, Inc. (a)(b)	97,333	753,357
Patterson-UTI Energy, Inc.	346,093	6,603,454
Profire Energy, Inc. (a)	29,334	39,014
ProPetro Holding Corp. (a)	136,781	1,784,992
Ranger Energy Services, Inc. Class A (a)	4,828	50,597
RPC, Inc. (a)	116,598	1,091,357
Schlumberger Ltd.	2,273,510	104,490,520
SEACOR Marine Holdings, Inc. (a)	36,271	322,812
Select Energy Services, Inc. Class A (a)	103,572	877,255
Smart Sand, Inc. (a)	29,122	98,432
Solaris Oilfield Infrastructure, Inc. Class A	51,951	700,299
Superior Drilling Products, Inc. (a)	18,281	19,104
TechnipFMC PLC (a)	674,515	5,558,004
TETRA Technologies, Inc. (a)	184,288	925,126
Tidewater, Inc. (a)	63,015	1,603,732
Transocean Ltd. (United States) (a)(b)	962,550	3,965,706
U.S. Silica Holdings, Inc. (a)	118,181	2,089,440
U.S. Well Services, Inc. (a)(b)	61,901	47,063
Valaris Ltd. (a)	115,650	6,875,393
Weatherford International PLC (a)	109,589	3,708,492
		312,590,192
Oil, Gas & Consumable Fuels - 4.3%
Adams Resources & Energy, Inc.	5,219	191,485
Aemetis, Inc. (a)(b)	46,560	377,602
Alto Ingredients, Inc. (a)(b)	114,502	509,534
American Resources Corp. (a)(b)	93,679	155,507
Amplify Energy Corp. (a)	57,284	509,255
Antero Midstream GP LP	531,216	5,769,006
Antero Resources Corp. (a)	461,868	19,804,900
APA Corp.	586,485	27,570,660
Arch Resources, Inc.	24,768	3,785,541
Archaea Energy, Inc. (a)(b)	65,397	1,304,016
Barnwell Industries, Inc. (a)	2,008	5,361
Battalion Oil Corp. (a)	3,202	51,328
Berry Corp.	103,193	1,148,538
Brigham Minerals, Inc. Class A	76,136	2,307,682
California Resources Corp.	130,751	5,709,896
Callon Petroleum Co. (a)(b)	74,867	4,376,725
Camber Energy, Inc. (a)(b)	437,703	291,948
Centennial Resource Development, Inc. Class A (a)	298,555	2,370,527
Centrus Energy Corp. Class A (a)(b)	16,130	412,767
Cheniere Energy, Inc.	381,587	52,189,654
Chesapeake Energy Corp.	168,689	16,426,935
Chevron Corp.	3,125,139	545,836,778
Civitas Resources, Inc.	117,411	8,964,330
Clean Energy Fuels Corp. (a)(b)	279,379	1,544,966
CNX Resources Corp. (a)	373,015	8,101,886
Comstock Resources, Inc. (a)	142,590	2,751,987
ConocoPhillips Co.	2,109,486	237,021,847
CONSOL Energy, Inc. (a)	51,003	2,629,715
Continental Resources, Inc.	94,904	6,460,115
Coterra Energy, Inc.	1,316,766	45,204,577
Crescent Energy, Inc. Class A (b)	44,324	800,935
CVR Energy, Inc.	47,964	1,651,401
Delek U.S. Holdings, Inc. (a)	122,085	3,559,999
Denbury, Inc. (a)	80,886	5,916,002
Devon Energy Corp.	1,019,032	76,325,497
Diamondback Energy, Inc.	275,468	41,876,645
Dorian LPG Ltd.	50,344	855,848
DT Midstream, Inc.	156,485	9,091,779
Earthstone Energy, Inc. (a)(b)	49,534	892,603
Ecoark Holdings, Inc. (a)(b)	38,632	76,105
Enviva, Inc.	49,391	3,847,065
EOG Resources, Inc.	947,820	129,813,427
Epsilon Energy Ltd.	18,889	131,845
EQT Corp.	485,540	23,169,969
Equitrans Midstream Corp.	652,627	5,136,174
Evolution Petroleum Corp.	44,969	329,623
Exxon Mobil Corp.	6,863,539	658,899,744
Gevo, Inc. (a)(b)	314,898	1,322,572
Green Plains, Inc. (a)(b)	84,555	2,754,802
Gulfport Energy Corp. (a)	22,157	2,143,690
Hallador Energy Co. (a)(b)	41,674	200,869
Hess Corp.	446,362	54,933,771
HF Sinclair Corp.	242,441	11,903,853
Houston American Energy Corp. (a)(b)	2,058	9,858
International Seaways, Inc.	66,704	1,609,568
Kinder Morgan, Inc.	3,161,708	62,254,031
Kinetik Holdings, Inc.	10,817	909,061
Kosmos Energy Ltd. (a)	793,265	6,139,871
Laredo Petroleum, Inc. (a)	22,655	1,906,871
Lightbridge Corp. (a)(b)	9,224	50,916
Magnolia Oil & Gas Corp. Class A	236,222	6,522,089
Marathon Oil Corp.	1,254,616	39,432,581
Marathon Petroleum Corp.	937,668	95,445,226
Matador Resources Co.	178,400	10,864,560
Murphy Oil Corp.	235,311	9,981,893
NACCO Industries, Inc. Class A	5,538	319,487
New Fortress Energy, Inc.	72,352	3,370,880
Nextdecade Corp. (a)(b)	174,165	1,247,021
Northern Oil & Gas, Inc.	105,036	3,433,627
Oasis Petroleum, Inc.	29,353	4,659,202
Occidental Petroleum Corp.	1,437,200	99,612,332
ONEOK, Inc.	721,767	47,528,357
Overseas Shipholding Group, Inc. (a)	101,293	216,767
Ovintiv, Inc.	422,297	23,644,409
Par Pacific Holdings, Inc. (a)	70,672	1,159,021
PBF Energy, Inc. Class A (a)	151,941	5,044,441
PDC Energy, Inc.	160,269	12,683,689
Peabody Energy Corp. (a)	151,665	3,580,811
Pedevco Corp. (a)	45,076	60,402
Phillips 66 Co.	758,246	76,438,779
Phx Minerals, Inc. Class A	22,781	79,734
Pioneer Natural Resources Co.	367,745	102,211,045
PrimeEnergy Corp. (a)	89	7,433
Range Resources Corp. (a)	407,661	13,840,091
Ranger Oil Corp. (a)	41,239	1,765,442
Renewable Energy Group, Inc. (a)	80,174	4,915,468
Rex American Resources Corp. (a)	8,974	779,751
Riley Exploration Permian, Inc.	6,788	186,466
Ring Energy, Inc. (a)(b)	124,626	553,339
SandRidge Energy, Inc. (a)	51,200	1,206,784
SilverBow Resources, Inc. (a)	13,825	533,922
Sitio Royalties Corp.	69,442	514,565
SM Energy Co.	196,725	9,495,916
Southwestern Energy Co. (a)	1,871,543	17,068,472
Stabilis Solutions, Inc. (a)	1,783	8,237
Talos Energy, Inc. (a)	73,390	1,585,224
Targa Resources Corp.	369,032	26,577,685
Tellurian, Inc. (a)(b)	635,919	3,033,334
Texas Pacific Land Corp.	10,084	15,791,443
The Williams Companies, Inc.	1,969,052	72,973,067
U.S. Energy Corp. (b)	4,077	18,102
Uranium Energy Corp. (a)(b)	424,041	1,619,837
VAALCO Energy, Inc.	86,598	663,341
Valero Energy Corp.	662,356	85,841,338
Vertex Energy, Inc. (a)(b)	75,724	1,059,379
W&T Offshore, Inc. (a)	146,133	983,475
Whiting Petroleum Corp.	63,524	5,619,333
World Fuel Services Corp.	101,570	2,517,920
		2,928,995,179
TOTAL ENERGY		3,241,585,371
FINANCIALS - 11.9%
Banks - 4.2%
1st Source Corp.	26,739	1,257,268
ACNB Corp.	13,867	478,550
Affinity Bancshares, Inc. (a)	1,202	17,669
Allegiance Bancshares, Inc.	31,930	1,285,183
Amalgamated Financial Corp.	38,284	831,911
Amerant Bancorp, Inc. Class A	38,591	1,136,891
American National Bankshares, Inc.	20,045	713,802
Ameris Bancorp	109,905	5,010,569
Ames National Corp.	11,424	260,239
Arrow Financial Corp.	22,082	731,577
Associated Banc-Corp.	245,797	5,087,998
Atlantic Union Bankshares Corp.	120,733	4,257,046
Auburn National Bancorp., Inc.	4,890	145,478
Banc of California, Inc.	81,180	1,561,903
BancFirst Corp.	30,870	2,800,835
Bancorp, Inc., Delaware (a)	89,358	1,861,327
Bank First National Corp.	9,550	693,999
Bank of America Corp.	11,526,326	428,779,327
Bank of Hawaii Corp.	63,305	5,031,481
Bank of Marin Bancorp	23,833	784,106
Bank of South Carolina Corp.	1,474	24,616
Bank OZK	190,540	7,901,694
Bank7 Corp.	1,513	36,932
BankFinancial Corp.	24,120	234,205
BankUnited, Inc.	144,087	6,002,664
Bankwell Financial Group, Inc.	14,320	511,797
Banner Corp.	57,055	3,315,466
Bar Harbor Bankshares	21,082	574,485
BayCom Corp.	21,291	493,312
BayFirst Financial Corp.	928	14,978
BCB Bancorp, Inc.	24,133	486,763
Berkshire Hills Bancorp, Inc.	82,194	2,146,085
Blue Ridge Bankshares, Inc.	48,596	739,145
BOK Financial Corp.	47,474	4,090,835
Brookline Bancorp, Inc., Delaware	128,696	1,823,622
Business First Bancshares, Inc.	27,291	603,950
Byline Bancorp, Inc.	39,282	981,264
C & F Financial Corp.	3,911	197,114
Cadence Bank	318,269	8,507,330
California Bancorp, Inc. (a)	5,512	114,319
Cambridge Bancorp	10,554	881,259
Camden National Corp.	24,222	1,072,066
Capital Bancorp, Inc.	18,695	438,211
Capital City Bank Group, Inc.	19,094	521,266
Capstar Financial Holdings, Inc.	27,364	569,992
Carter Bankshares, Inc. (a)	39,560	585,092
Cathay General Bancorp	118,685	4,879,140
CB Financial Services, Inc.	5,665	128,199
CBTX, Inc.	31,753	902,420
Central Pacific Financial Corp.	48,171	1,162,848
Central Valley Community Bancorp	22,607	379,798
Chemung Financial Corp.	5,246	228,463
ChoiceOne Financial Services, Inc.	8,388	176,232
Citigroup, Inc.	3,217,489	171,846,087
Citizens & Northern Corp.	25,247	614,512
Citizens Community Bancorp, Inc.	4,317	57,243
Citizens Financial Group, Inc.	799,435	33,080,620
Citizens Holding Co.	306	5,514
City Holding Co.	27,257	2,237,527
Civista Bancshares, Inc.	27,243	581,638
CNB Financial Corp., Pennsylvania	25,514	641,167
Coastal Financial Corp. of Washington (a)	15,353	605,829
Codorus Valley Bancorp, Inc.	17,470	407,226
Colony Bankcorp, Inc.	15,849	267,848
Columbia Banking Systems, Inc.	125,409	3,781,081
Comerica, Inc.	210,180	17,489,078
Commerce Bancshares, Inc.	184,285	12,748,836
Community Bank System, Inc.	88,923	5,868,918
Community Financial Corp.	6,525	250,364
Community Trust Bancorp, Inc.	27,110	1,139,976
Community West Bancshares	2,179	29,765
ConnectOne Bancorp, Inc.	55,514	1,529,966
CrossFirst Bankshares, Inc. (a)	90,504	1,215,469
Cullen/Frost Bankers, Inc.	91,327	11,414,048
Customers Bancorp, Inc. (a)	49,497	2,044,226
CVB Financial Corp.	208,541	5,167,646
Dime Community Bancshares, Inc.	65,255	2,051,617
Eagle Bancorp Montana, Inc.	5,942	117,057
Eagle Bancorp, Inc.	48,232	2,390,378
East West Bancorp, Inc.	231,448	17,020,686
Eastern Bankshares, Inc.	282,397	5,498,270
Emclaire Financial Corp.	1,019	35,176
Enterprise Bancorp, Inc.	12,202	412,062
Enterprise Financial Services Corp.	62,635	2,900,627
Equity Bancshares, Inc.	23,831	774,746
Esquire Financial Holdings, Inc.	9,982	381,113
Evans Bancorp, Inc.	7,538	282,977
Farmers & Merchants Bancorp, Inc.	16,526	665,998
Farmers National Banc Corp.	48,117	747,257
FB Financial Corp.	58,458	2,456,405
Fidelity D & D Bancorp, Inc.	5,673	223,516
Fifth Third Bancorp	1,100,718	43,401,311
Financial Institutions, Inc.	21,673	610,095
Finward Bancorp (b)	768	29,115
FinWise BanCorp (b)	2,661	36,216
First Bancorp, North Carolina	65,148	2,441,096
First Bancorp, Puerto Rico	346,471	5,172,812
First Bancshares, Inc.	33,525	1,009,103
First Bank Hamilton New Jersey	19,539	279,408
First Busey Corp.	80,065	1,877,524
First Business Finance Services, Inc.	8,841	304,130
First Capital, Inc.	5,994	204,455
First Citizens Bancshares, Inc.	21,476	15,041,790
First Commonwealth Financial Corp.	159,996	2,241,544
First Community Bankshares, Inc.	21,968	632,678
First Community Corp.	13,413	249,482
First Financial Bancorp, Ohio	157,860	3,311,903
First Financial Bankshares, Inc.	206,562	8,518,617
First Financial Corp., Indiana	19,546	879,179
First Financial Northwest, Inc.	3,993	67,482
First Foundation, Inc.	72,747	1,640,445
First Guaranty Bancshares, Inc.	1,919	56,035
First Hawaiian, Inc.	204,496	5,237,143
First Horizon National Corp.	875,465	19,986,866
First Internet Bancorp	13,430	519,070
First Interstate Bancsystem, Inc.	131,732	5,015,037
First Merchants Corp.	95,699	3,938,971
First Mid-Illinois Bancshares, Inc.	28,185	1,061,165
First National Corp.	284	5,822
First Northwest Bancorp	20,578	354,559
First of Long Island Corp.	34,934	664,445
First Republic Bank	290,805	45,083,499
First Savings Financial Group, Inc.	7,302	181,455
First United Corp.	6,102	129,729
First Western Financial, Inc. (a)	10,890	350,114
Five Star Bancorp	9,306	242,235
Flushing Financial Corp.	46,712	1,079,047
FNB Corp., Pennsylvania	546,675	6,642,101
FNCB Bancorp, Inc.	19,280	149,420
Franklin Financial Services Corp.	7,585	231,418
Fulton Financial Corp.	259,700	4,116,245
FVCBankcorp, Inc. (a)	20,878	432,175
German American Bancorp, Inc.	40,824	1,552,537
Glacier Bancorp, Inc.	176,930	8,565,181
Great Southern Bancorp, Inc.	19,976	1,185,576
Guaranty Bancshares, Inc. Texas	16,206	590,871
Hancock Whitney Corp.	140,718	7,013,385
Hanmi Financial Corp.	52,122	1,216,527
HarborOne Bancorp, Inc.	87,577	1,251,475
Hawthorn Bancshares, Inc.	7,607	201,357
HBT Financial, Inc.	18,682	324,880
Heartland Financial U.S.A., Inc.	94,642	4,186,016
Heritage Commerce Corp.	92,495	1,060,918
Heritage Financial Corp., Washington	58,219	1,519,516
Hilltop Holdings, Inc. (b)	100,854	3,026,629
Home Bancshares, Inc.	242,188	5,471,027
HomeStreet, Inc.	36,867	1,486,109
HomeTrust Bancshares, Inc.	25,888	694,834
Hope Bancorp, Inc.	256,074	3,733,559
Horizon Bancorp, Inc. Indiana	69,865	1,255,474
Huntington Bancshares, Inc.	2,323,488	32,250,013
Independent Bank Corp.	77,967	6,494,651
Independent Bank Corp.	39,714	786,734
Independent Bank Group, Inc.	57,936	4,233,963
International Bancshares Corp.	117,225	4,915,244
Investar Holding Corp.	17,521	387,214
JPMorgan Chase & Co.	4,792,855	633,759,217
KeyCorp	1,495,502	29,850,220
Lakeland Bancorp, Inc.	99,820	1,549,206
Lakeland Financial Corp.	42,143	3,041,039
Landmark Bancorp, Inc.	1,999	51,014
LCNB Corp.	17,540	277,658
Limestone Bancorp, Inc.	841	17,055
Live Oak Bancshares, Inc.	50,883	2,043,461
M&T Bank Corp.	290,008	52,192,740
Macatawa Bank Corp.	33,702	312,418
Mainstreet Bancshares, Inc.	12,877	319,607
Malvern Bancorp, Inc. (a)	4,574	73,458
Mercantile Bank Corp.	23,539	777,964
Meridian Bank/Malvern, PA	4,194	131,901
Meta Financial Group, Inc.	54,671	2,272,673
Metrocity Bankshares, Inc.	25,485	517,600
Metropolitan Bank Holding Corp. (a)	15,435	1,192,045
Mid Penn Bancorp, Inc.	18,113	497,564
Middlefield Banc Corp.	10,954	273,193
Midland States Bancorp, Inc.	31,243	839,812
MidWestOne Financial Group, Inc.	22,758	692,526
MVB Financial Corp.	16,558	618,110
National Bank Holdings Corp.	45,648	1,860,156
National Bankshares, Inc.	10,351	332,785
NBT Bancorp, Inc.	71,469	2,642,924
Nicolet Bankshares, Inc. (a)	19,145	1,528,920
Northeast Bank	10,980	415,154
Northrim Bancorp, Inc.	11,189	465,015
Northwest Bancshares, Inc.	197,345	2,543,777
Norwood Financial Corp.	9,528	250,491
Oak Valley Bancorp Oakdale California	6,546	111,151
OceanFirst Financial Corp.	94,375	1,903,544
OFG Bancorp	85,671	2,427,916
Ohio Valley Banc Corp.	2,970	90,615
Old National Bancorp, Indiana	480,769	7,644,227
Old Point Financial Corp.	1,571	39,165
Old Second Bancorp, Inc.	56,847	868,054
Origin Bancorp, Inc.	34,908	1,364,205
Orrstown Financial Services, Inc.	17,921	440,498
Pacific Premier Bancorp, Inc.	152,779	4,974,484
PacWest Bancorp	197,218	6,228,144
Park National Corp.	22,705	2,808,836
Parke Bancorp, Inc.	13,231	326,806
PCB Bancorp	21,803	436,714
Peapack-Gladstone Financial Corp.	27,332	921,088
Penns Woods Bancorp, Inc.	11,259	263,010
Peoples Bancorp of North Carolina	5,200	135,980
Peoples Bancorp, Inc.	38,650	1,104,617
Peoples Financial Services Corp.	9,247	488,519
Pinnacle Financial Partners, Inc.	123,201	10,031,025
Plumas Bancorp	4,951	144,074
PNC Financial Services Group, Inc.	682,275	119,677,858
Popular, Inc.	129,381	10,571,722
Preferred Bank, Los Angeles	21,696	1,486,393
Premier Financial Corp.	64,269	1,746,189
Primis Financial Corp.	27,408	370,008
Professional Holdings Corp. (A Shares) (a)	18,961	418,280
Prosperity Bancshares, Inc.	147,776	10,713,760
QCR Holdings, Inc.	24,595	1,363,055
RBB Bancorp	19,399	416,303
Red River Bancshares, Inc.	5,968	306,457
Regions Financial Corp.	1,526,822	33,727,498
Renasant Corp.	93,780	2,901,553
Republic Bancorp, Inc., Kentucky Class A	15,393	707,308
Republic First Bancorp, Inc. (a)(b)	81,890	332,473
Richmond Mutual Bancorp., Inc.	20,641	309,821
Riverview Bancorp, Inc.	36,754	250,295
S&T Bancorp, Inc.	63,512	1,867,888
Salisbury Bancorp, Inc.	2,005	106,044
Sandy Spring Bancorp, Inc.	74,560	3,157,616
SB Financial Group, Inc.	5,379	97,898
Seacoast Banking Corp., Florida	96,824	3,315,254
ServisFirst Bancshares, Inc.	80,872	6,741,490
Shore Bancshares, Inc.	28,409	574,714
Sierra Bancorp	20,538	444,648
Signature Bank	102,427	22,151,887
Silvergate Capital Corp. (a)	48,571	3,812,824
Simmons First National Corp. Class A	208,950	5,372,105
SmartFinancial, Inc.	23,763	615,462
Sound Financial Bancorp, Inc.	404	14,895
South Plains Financial, Inc.	22,555	557,560
Southern First Bancshares, Inc. (a)	13,815	623,057
Southern States Bancshares, Inc.	2,089	48,298
Southside Bancshares, Inc.	52,721	2,126,238
Southstate Corp.	126,941	10,259,372
Stock Yards Bancorp, Inc.	39,141	2,309,319
Summit Financial Group, Inc.	14,847	406,511
Summit State Bank	1,403	21,957
SVB Financial Group (a)	95,198	46,510,887
Synovus Financial Corp.	234,093	9,984,066
Texas Capital Bancshares, Inc. (a)	82,307	4,652,815
The Bank of Princeton	13,350	395,961
The First Bancorp, Inc.	12,659	383,188
Third Coast Bancshares, Inc.	4,483	111,358
Tompkins Financial Corp.	19,976	1,522,371
TowneBank	104,629	3,084,463
Trico Bancshares	43,839	1,987,660
TriState Capital Holdings, Inc. (a)	43,449	1,328,670
Triumph Bancorp, Inc. (a)	38,327	2,787,906
Truist Financial Corp.	2,160,957	107,486,001
Trustmark Corp.	102,660	2,986,379
U.S. Bancorp	2,192,988	116,381,873
UMB Financial Corp.	69,590	6,426,637
Umpqua Holdings Corp.	339,391	5,990,251
Union Bankshares, Inc.	1,567	44,832
United Bancorp, Inc.	496	7,817
United Bancshares, Inc.	425	13,222
United Bankshares, Inc., West Virginia	221,239	8,309,737
United Community Bank, Inc.	170,806	5,368,433
United Security Bancshares, California	17,486	137,615
Unity Bancorp, Inc.	8,532	247,428
Univest Corp. of Pennsylvania	49,540	1,312,810
USCB Financial Holdings, Inc. (a)	3,249	42,075
Valley National Bancorp	676,526	8,598,645
Veritex Holdings, Inc.	77,139	2,658,210
Virginia National Bankshares C (b)	2,545	82,153
Washington Federal, Inc.	119,876	3,889,976
Washington Trust Bancorp, Inc.	25,196	1,264,839
Webster Financial Corp.	288,843	14,179,303
Wells Fargo & Co.	6,301,045	288,398,830
WesBanco, Inc.	103,697	3,531,920
West Bancorp., Inc.	30,143	767,139
Westamerica Bancorp.	42,832	2,578,915
Western Alliance Bancorp.	171,503	13,955,199
Wintrust Financial Corp.	89,751	7,843,340
Zions Bancorp NA	251,094	14,322,402
		2,822,855,527
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	65,663	8,773,890
Ameriprise Financial, Inc.	179,716	49,650,139
Ares Management Corp.	270,027	19,217,822
Artisan Partners Asset Management, Inc.	110,409	4,240,810
Ashford, Inc. (a)	2,235	35,279
Assetmark Financial Holdings, Inc. (a)	37,000	772,930
Associated Capital Group, Inc.	5,126	202,938
B. Riley Financial, Inc. (b)	27,652	1,502,886
Bakkt Holdings, Inc. Class A (a)(b)	53,752	153,193
Bank of New York Mellon Corp.	1,198,735	55,873,038
BGC Partners, Inc. Class A	525,250	1,712,315
BlackRock, Inc. Class A	231,119	154,637,101
Blackstone, Inc.	1,142,367	134,559,409
Blucora, Inc. (a)	80,680	1,427,229
Blue Owl Capital, Inc. Class A (b)	537,296	6,737,692
Bridge Investment Group Holdings, Inc.	34,222	660,827
BrightSphere Investment Group, Inc.	74,845	1,526,090
Carlyle Group LP	224,734	8,659,001
Cboe Global Markets, Inc.	171,302	19,238,928
Charles Schwab Corp.	2,437,840	170,892,584
CME Group, Inc.	582,644	115,847,107
Cohen & Co., Inc.	486	7,975
Cohen & Steers, Inc.	41,564	3,167,592
Coinbase Global, Inc. (a)(b)	47,282	3,692,724
Cowen Group, Inc. Class A	44,103	1,170,494
Diamond Hill Investment Group, Inc.	5,542	1,037,130
Donnelley Financial Solutions, Inc. (a)	44,885	1,396,372
Evercore, Inc. Class A	63,276	7,226,119
FactSet Research Systems, Inc.	61,143	23,343,175
Federated Hermes, Inc.	157,636	5,354,895
Focus Financial Partners, Inc. Class A (a)	91,539	3,451,020
Franklin Resources, Inc.	453,409	12,278,316
GAMCO Investors, Inc. Class A	5,653	116,226
GCM Grosvenor, Inc. Class A	75,903	621,646
Goldman Sachs Group, Inc.	549,752	179,686,441
Greenhill & Co., Inc.	26,471	325,593
Hamilton Lane, Inc. Class A	55,722	3,875,465
Heritage Global, Inc. (a)	17,766	21,142
Houlihan Lokey	82,201	7,064,354
Interactive Brokers Group, Inc.	141,470	8,706,064
Intercontinental Exchange, Inc.	910,721	93,248,723
Invesco Ltd.	543,540	10,512,064
Janus Henderson Group PLC	271,270	7,625,400
Jefferies Financial Group, Inc.	316,645	10,455,618
KKR & Co. LP	948,089	51,964,758
Lazard Ltd. Class A	180,823	6,375,819
LPL Financial	129,821	25,469,582
Manning & Napier, Inc. Class A	19,285	244,920
MarketAxess Holdings, Inc.	61,185	17,234,591
MarketWise, Inc. Class A (a)(b)	32,026	102,483
Moelis & Co. Class A	99,502	4,668,634
Moody's Corp.	262,136	79,052,354
Morgan Stanley	2,297,836	197,935,593
Morningstar, Inc.	38,090	9,790,273
MSCI, Inc.	132,849	58,765,755
NASDAQ, Inc.	190,225	29,534,334
Northern Trust Corp.	336,680	37,623,990
Open Lending Corp. (a)	168,184	2,213,301
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,722	490,013
P10, Inc.	44,002	506,023
Perella Weinberg Partners Class A	80,733	605,498
Piper Jaffray Companies	23,798	3,136,338
PJT Partners, Inc.	39,020	2,959,277
Pzena Investment Management, Inc.	28,375	200,611
Raymond James Financial, Inc.	303,040	29,846,410
S&P Global, Inc.	574,064	200,623,887
Safeguard Scientifics, Inc. (a)(b)	30,517	125,425
Sculptor Capital Management, Inc. Class A	34,842	418,801
SEI Investments Co.	168,457	9,842,943
Siebert Financial Corp. (a)(b)	8,951	14,859
Silvercrest Asset Management Group Class A	12,013	250,351
State Street Corp.	592,053	42,917,922
StepStone Group, Inc. Class A	76,578	2,087,516
Stifel Financial Corp.	168,232	10,795,447
StoneX Group, Inc. (a)	26,963	2,024,112
T. Rowe Price Group, Inc.	374,515	47,597,111
TPG, Inc.	62,136	1,812,507
Tradeweb Markets, Inc. Class A	169,393	11,452,661
U.S. Global Investors, Inc. Class A	16,788	80,750
Value Line, Inc.	1,293	91,299
Victory Capital Holdings, Inc.	34,614	978,884
Virtu Financial, Inc. Class A	137,842	3,601,811
Virtus Investment Partners, Inc.	11,542	2,223,682
Westwood Holdings Group, Inc.	11,777	177,656
WisdomTree Investments, Inc.	197,978	1,177,969
		2,037,721,906
Consumer Finance - 0.6%
Ally Financial, Inc.	552,950	24,351,918
American Express Co.	997,110	168,332,110
Atlanticus Holdings Corp. (a)(b)	8,957	348,517
Capital One Financial Corp.	669,290	85,575,419
Consumer Portfolio Services, Inc. (a)	16,212	219,510
Credit Acceptance Corp. (a)(b)	13,211	7,864,640
CURO Group Holdings Corp.	29,847	259,669
Discover Financial Services	466,488	52,941,723
Elevate Credit, Inc. (a)(b)	23,656	64,108
Encore Capital Group, Inc. (a)	39,165	2,393,373
Enova International, Inc. (a)	58,336	1,842,251
EZCORP, Inc. (non-vtg.) Class A (a)	87,514	663,356
FirstCash Holdings, Inc.	64,527	4,816,941
Green Dot Corp. Class A (a)	87,731	2,530,162
Katapult Holdings, Inc. (a)(b)	75,838	104,656
LendingClub Corp. (a)	158,097	2,485,285
LendingTree, Inc. (a)	18,680	1,178,895
Medallion Financial Corp.	35,405	274,035
MoneyLion, Inc. (a)(b)	201,081	353,903
Navient Corp.	267,361	4,277,776
Nelnet, Inc. Class A	34,550	2,926,040
Nicholas Financial, Inc. (a)	4,023	37,374
OneMain Holdings, Inc.	179,631	7,914,542
Oportun Financial Corp. (a)	29,210	328,905
OppFi, Inc. Class A (a)(b)	8,549	31,204
PRA Group, Inc. (a)	72,410	2,679,170
PROG Holdings, Inc. (a)	92,447	2,698,528
Regional Management Corp.	15,004	713,890
SLM Corp.	467,317	9,154,740
SoFi Technologies, Inc. (a)(b)	1,033,246	7,728,680
Sunlight Financial Holdings, Inc. Class A (a)(b)	67,319	311,687
Synchrony Financial	839,535	31,096,376
Upstart Holdings, Inc. (a)(b)	78,775	3,970,260
World Acceptance Corp. (a)(b)	6,665	986,887
		431,456,530
Diversified Financial Services - 1.5%
A-Mark Precious Metals, Inc.	13,206	1,004,052
Alerus Financial Corp.	54,637	1,387,780
Apollo Global Management, Inc.	601,794	34,687,406
Berkshire Hathaway, Inc. Class B (a)	2,966,806	937,451,360
Cannae Holdings, Inc. (a)	134,293	2,722,119
Equitable Holdings, Inc.	630,439	19,171,650
Jackson Financial, Inc.	150,186	5,468,272
LM Funding America, Inc. (a)	11,991	17,867
SWK Holdings Corp. (a)(b)	21,988	421,950
Voya Financial, Inc.	178,099	12,219,372
		1,014,551,828
Insurance - 2.3%
AFLAC, Inc.	972,484	58,903,356
Alleghany Corp. (a)	22,017	18,357,334
Allstate Corp.	454,707	62,153,900
AMBAC Financial Group, Inc. (a)	75,325	806,731
American Equity Investment Life Holding Co.	132,674	5,341,455
American Financial Group, Inc.	106,932	15,109,492
American International Group, Inc.	1,344,398	78,889,275
Amerisafe, Inc.	31,043	1,564,567
Aon PLC	348,017	95,937,846
Arch Capital Group Ltd. (a)	625,469	29,684,759
Argo Group International Holdings, Ltd.	54,317	2,300,868
Arthur J. Gallagher & Co.	341,948	55,375,059
Assurant, Inc.	92,605	16,362,377
Assured Guaranty Ltd.	113,360	6,671,236
Axis Capital Holdings Ltd.	125,906	7,374,314
Brighthouse Financial, Inc. (a)	137,185	6,738,527
Brown & Brown, Inc.	377,186	22,393,533
BRP Group, Inc. (a)	86,518	2,181,984
Chubb Ltd.	697,662	147,409,004
Cincinnati Financial Corp.	243,001	31,070,108
Citizens, Inc. Class A (a)(b)	89,803	298,146
CNA Financial Corp.	54,134	2,481,503
CNO Financial Group, Inc.	200,159	4,117,271
Crawford & Co.:
Class A	27,890	228,698
Class B	22,240	167,022
Donegal Group, Inc. Class A	23,026	372,561
eHealth, Inc. (a)	40,297	423,119
Employers Holdings, Inc.	40,541	1,678,803
Enstar Group Ltd. (a)	20,036	4,646,949
Erie Indemnity Co. Class A	40,408	6,778,442
Everest Re Group Ltd.	63,588	17,963,610
Fednat Holding Co. (a)	13,703	5,262
Fidelity National Financial, Inc.	460,388	19,474,412
First American Financial Corp.	175,825	10,653,237
Genworth Financial, Inc. Class A (a)	809,566	3,278,742
Globe Life, Inc.	148,857	14,523,977
GoHealth, Inc. (a)(b)	90,284	72,191
Goosehead Insurance (b)	31,574	1,634,902
Greenlight Capital Re, Ltd. (a)	42,996	336,229
Hagerty, Inc. Class A (a)(b)	54,191	603,146
Hallmark Financial Services, Inc. (a)	25,240	72,186
Hanover Insurance Group, Inc.	57,030	8,360,598
Hartford Financial Services Group, Inc.	546,271	39,610,110
HCI Group, Inc. (b)	12,326	837,798
Heritage Insurance Holdings, Inc.	42,724	156,370
Hippo Holdings, Inc. (a)(b)	598,333	849,633
Horace Mann Educators Corp.	69,703	2,820,183
Investors Title Co.	2,136	354,426
James River Group Holdings Ltd.	61,647	1,575,081
Kemper Corp.	97,199	5,135,023
Kingstone Companies, Inc.	8,338	36,854
Kinsale Capital Group, Inc.	34,633	7,615,104
Lemonade, Inc. (a)(b)	61,413	1,381,178
Lincoln National Corp.	272,791	15,802,783
Loews Corp.	318,625	20,866,751
Maiden Holdings Ltd. (a)(b)	88,227	215,274
Markel Corp. (a)	22,141	30,320,550
Marsh & McLennan Companies, Inc.	818,100	130,855,095
MBIA, Inc. (a)(b)	87,611	1,227,430
Mercury General Corp.	42,951	2,102,451
MetLife, Inc.	1,134,781	76,472,892
MetroMile, Inc. (a)(b)	127,682	134,066
Midwest Holding, Inc. (a)(b)	909	10,908
National Western Life Group, Inc.	3,737	781,369
NI Holdings, Inc. (a)	9,696	161,923
Old Republic International Corp.	455,825	10,903,334
Oscar Health, Inc. (a)(b)	66,615	322,417
Palomar Holdings, Inc. (a)	39,153	2,433,359
Primerica, Inc.	63,534	8,005,284
Principal Financial Group, Inc.	395,107	28,815,154
ProAssurance Corp.	85,084	1,889,716
Progressive Corp.	947,313	113,090,226
Prudential Financial, Inc.	610,666	64,883,263
Reinsurance Group of America, Inc.	108,655	13,674,232
Reliance Global Group, Inc. (a)(b)	14,320	36,373
RenaissanceRe Holdings Ltd.	74,238	11,397,018
RLI Corp.	65,118	7,887,092
Root, Inc. (a)(b)	162,053	225,254
Ryan Specialty Group Holdings, Inc. (b)	94,896	3,565,243
Safety Insurance Group, Inc.	23,962	2,225,111
Selective Insurance Group, Inc.	96,816	7,677,509
Selectquote, Inc. (a)(b)	199,454	582,406
Siriuspoint Ltd. (a)(b)	134,616	753,850
Stewart Information Services Corp.	44,177	2,451,382
The Travelers Companies, Inc.	390,092	69,842,072
Tiptree, Inc.	31,998	346,538
Trean Insurance Group, Inc. (a)	23,898	170,871
Trupanion, Inc. (a)(b)	54,631	3,653,721
United Fire Group, Inc.	35,716	1,157,556
United Insurance Holdings Corp.	35,027	59,896
Universal Insurance Holdings, Inc.	51,387	662,892
Unum Group	328,466	11,972,586
W.R. Berkley Corp.	337,017	23,972,019
White Mountains Insurance Group Ltd.	4,999	6,223,055
Willis Towers Watson PLC	197,466	41,679,149
		1,542,678,561
Mortgage Real Estate Investment Trusts - 0.2%
Acres Commercial Realty Corp.	14,835	146,125
AG Mortgage Investment Trust, Inc.	27,853	226,723
AGNC Investment Corp.	832,486	10,181,304
Angel Oak Mortgage, Inc.	9,825	150,323
Annaly Capital Management, Inc.	2,525,885	16,696,100
Apollo Commercial Real Estate Finance, Inc.	205,384	2,614,538
Arbor Realty Trust, Inc.	262,373	4,308,165
Ares Commercial Real Estate Corp.	77,869	1,144,674
Arlington Asset Investment Corp. (a)	71,308	248,865
Armour Residential REIT, Inc.	183,254	1,385,400
Blackstone Mortgage Trust, Inc.	274,313	8,533,877
BrightSpire Capital, Inc.	140,374	1,247,925
Broadmark Realty Capital, Inc.	216,880	1,602,743
Cherry Hill Mortgage Investment Corp.	22,382	155,331
Chimera Investment Corp.	375,131	3,676,284
Dynex Capital, Inc.	47,445	773,354
Ellington Financial LLC	94,998	1,471,519
Ellington Residential Mortgage REIT	11,126	90,788
Franklin BSP Realty Trust, Inc.	59,530	921,524
Granite Point Mortgage Trust, Inc.	87,209	959,299
Great Ajax Corp.	33,856	357,181
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	145,141	5,525,518
Invesco Mortgage Capital, Inc.	539,712	960,687
KKR Real Estate Finance Trust, Inc.	94,406	1,927,771
Ladder Capital Corp. Class A	311,851	3,604,998
Lument Finance Trust, Inc.	10,765	27,666
MFA Financial, Inc.	172,445	2,331,456
New Residential Investment Corp.	744,442	8,412,195
New York Mortgage Trust, Inc.	576,914	1,748,049
Nexpoint Real Estate Finance, Inc.	15,867	387,631
Orchid Island Capital, Inc.	258,917	807,821
PennyMac Mortgage Investment Trust	163,219	2,640,883
Ready Capital Corp.	94,290	1,384,177
Redwood Trust, Inc.	178,481	1,820,506
Sachem Capital Corp.	24,185	120,441
Seven Hills Realty Trust (b)	9,264	100,885
Starwood Property Trust, Inc.	483,911	11,560,634
TPG RE Finance Trust, Inc.	89,006	933,673
Two Harbors Investment Corp.	539,138	2,878,997
Western Asset Mortgage Capital Corp.	75,043	94,554
		104,160,584
Thrifts & Mortgage Finance - 0.1%
Axos Financial, Inc. (a)	83,691	3,234,657
Blue Foundry Bancorp	44,743	535,574
Bridgewater Bancshares, Inc. (a)	40,020	649,525
Capitol Federal Financial, Inc.	337,808	3,428,751
Cf Bankshares, Inc. (b)	105	2,183
Columbia Financial, Inc. (a)	83,772	1,741,620
ESSA Bancorp, Inc. (b)	14,301	225,956
Essent Group Ltd.	178,452	7,635,961
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	16,148	1,695,701
FFBW, Inc. (a)	2,161	26,753
Finance of America Companies, Inc. (a)(b)	23,514	56,904
Flagstar Bancorp, Inc.	82,405	3,175,065
FS Bancorp, Inc.	13,648	412,852
Greene County Bancorp, Inc.	3,607	201,956
Guild Holdings Co. Class A (b)	3,409	37,465
Hingham Institution for Savings	2,412	778,594
HMN Financial, Inc.	429	9,914
Home Bancorp, Inc.	10,333	355,352
Impac Mortgage Holdings, Inc. (a)	16,166	12,684
Kearny Financial Corp.	133,106	1,651,845
loanDepot, Inc. (b)	34,309	93,664
Luther Burbank Corp.	21,747	296,629
Merchants Bancorp	38,584	983,506
MGIC Investment Corp.	535,832	7,464,140
Mr. Cooper Group, Inc. (a)	119,318	5,173,628
New York Community Bancorp, Inc. (b)	746,015	7,445,230
NMI Holdings, Inc. (a)	135,399	2,519,775
Northeast Community Bancorp, Inc.	19,160	214,592
Northfield Bancorp, Inc.	70,790	940,799
Ocwen Financial Corp. (a)	12,933	361,865
OP Bancorp	28,065	346,041
PCSB Financial Corp.	32,661	639,829
PennyMac Financial Services, Inc.	50,702	2,485,412
Pioneer Bancorp, Inc. (a)	18,130	182,932
Ponce Financial Group, Inc. (a)(b)	30,006	282,657
Provident Bancorp, Inc.	18,220	273,664
Provident Financial Holdings, Inc.	2,162	32,062
Provident Financial Services, Inc.	131,514	3,023,507
Prudential Bancorp, Inc.	8,439	135,446
Radian Group, Inc.	298,509	6,420,929
Randolph Bancorp, Inc.	3,929	101,958
Rocket Companies, Inc. (b)	219,146	1,987,654
Security National Financial Corp. Class A	25,484	236,237
Southern Missouri Bancorp, Inc.	10,378	484,445
Sterling Bancorp, Inc. (a)	31,816	210,622
Territorial Bancorp, Inc.	10,021	214,149
TFS Financial Corp.	83,611	1,255,837
Timberland Bancorp, Inc./Washington	10,535	267,273
Trustco Bank Corp., New York	31,580	1,017,192
UWM Holdings Corp. Class A (b)	130,421	528,205
Velocity Financial, Inc. (a)	41,453	453,910
Walker & Dunlop, Inc.	47,935	5,095,970
Waterstone Financial, Inc.	41,989	725,990
Western New England Bancorp, Inc.	30,118	256,003
William Penn Bancorp, Inc.	14,888	171,808
WSFS Financial Corp.	106,879	4,572,284
		82,765,156
TOTAL FINANCIALS		8,036,190,092
HEALTH CARE - 13.9%
Biotechnology - 2.4%
180 Life Sciences Corp. (a)(b)	38,298	62,043
2seventy bio, Inc. (a)	37,256	461,974
4D Molecular Therapeutics, Inc. (a)(b)	40,072	304,146
89Bio, Inc. (a)(b)	12,416	37,372
Aadi Bioscience, Inc. (a)(b)	40,680	655,355
Aadi Bioscience, Inc. rights (a)(c)	85,026	1,701
AbbVie, Inc.	2,867,090	422,523,053
Abeona Therapeutics, Inc. (a)	99,135	16,684
ACADIA Pharmaceuticals, Inc. (a)(b)	192,151	3,103,239
Achieve Life Sciences, Inc. (a)(b)	12,876	88,844
Acorda Therapeutics, Inc. (a)(b)	10,397	5,293
Actinium Pharmaceuticals, Inc. (a)(b)	26,708	147,428
Acumen Pharmaceuticals, Inc. (b)	9,491	33,598
Adagio Therapeutics, Inc.	31,869	94,332
Adicet Bio, Inc. (a)	28,726	339,541
Adicet Bio, Inc. rights (a)(c)	3,198	0
ADMA Biologics, Inc. (a)(b)	265,336	543,939
Adverum Biotechnologies, Inc. (a)	128,644	115,419
Aeglea BioTherapeutics, Inc. (a)	48,938	77,322
Aerovate Therapeutics, Inc.	13,390	162,689
Aevi Genomic Medicine, Inc. rights (a)(c)	29,385	989
Agenus, Inc. (a)	378,754	632,519
AgeX Therapeutics, Inc. (a)(b)	24,431	17,705
Agios Pharmaceuticals, Inc. (a)	132,172	2,573,389
Aikido Pharma, Inc. (a)(b)	126,118	38,088
Aileron Therapeutics, Inc. (a)	48,109	20,316
AIM ImmunoTech, Inc. (a)(b)	36,509	33,223
Akebia Therapeutics, Inc. (a)	290,002	107,272
Akero Therapeutics, Inc. (a)(b)	38,922	336,286
Akouos, Inc. (a)(b)	39,152	122,154
Alaunos Therapeutics, Inc. (a)(b)	328,944	170,327
Albireo Pharma, Inc. (a)(b)	35,809	713,673
Aldeyra Therapeutics, Inc. (a)(b)	83,344	257,533
Alector, Inc. (a)	93,231	826,027
Aligos Therapeutics, Inc. (a)(b)	24,753	31,931
Alkermes PLC (a)	258,479	7,715,598
Allakos, Inc. (a)	54,416	163,248
Allena Pharmaceuticals, Inc. (a)	13,108	1,547
Allogene Therapeutics, Inc. (a)(b)	125,225	993,034
Allovir, Inc. (a)(b)	42,456	164,305
Alnylam Pharmaceuticals, Inc. (a)	195,416	24,583,333
Alpine Immune Sciences, Inc. (a)	16,715	155,450
Altimmune, Inc. (a)	57,950	293,227
ALX Oncology Holdings, Inc. (a)(b)	35,269	270,513
Amgen, Inc.	913,548	234,544,314
Amicus Therapeutics, Inc. (a)	416,584	3,174,370
AnaptysBio, Inc. (a)(b)	40,835	775,457
Anavex Life Sciences Corp. (a)(b)	122,008	1,111,493
Anika Therapeutics, Inc. (a)	21,739	472,606
Anixa Biosciences, Inc. (a)	52,257	187,603
Annexon, Inc. (a)(b)	39,153	122,940
Annovis Bio, Inc. (a)	7,008	64,333
Apellis Pharmaceuticals, Inc. (a)	143,333	5,941,153
Applied Genetic Technologies Corp. (a)	45,693	42,951
Applied Molecular Transport, Inc. (a)(b)	28,241	93,478
Applied Therapeutics, Inc. (a)	23,151	33,337
Aprea Therapeutics, Inc. (a)(b)	16,675	13,965
Aptevo Therapeutics, Inc. (a)(b)	5,943	27,813
Aptinyx, Inc. (a)(b)	41,124	20,554
AquaBounty Technologies, Inc. (a)(b)	111,133	165,588
Aravive, Inc. (a)	19,699	25,806
Arbutus Biopharma Corp. (a)	137,997	335,333
Arcellx, Inc.	10,202	123,546
Arcturus Therapeutics Holdings, Inc. (a)(b)	32,952	655,086
Arcus Biosciences, Inc. (a)	73,414	1,391,195
Arcutis Biotherapeutics, Inc. (a)	40,575	847,206
Ardelyx, Inc. (a)(b)	98,718	64,789
Arrowhead Pharmaceuticals, Inc. (a)	168,674	5,626,965
Assembly Biosciences, Inc. (a)	45,323	86,567
Astria Therapeutics, Inc. (a)	2,976	11,011
Atara Biotherapeutics, Inc. (a)	134,579	699,811
Athenex, Inc. (a)	104,505	50,027
Athersys, Inc. (a)(b)	313,863	69,050
Atossa Therapeutics, Inc. (a)(b)	182,911	177,844
Atreca, Inc. (a)(b)	36,913	62,014
aTyr Pharma, Inc. (a)	34,154	95,973
Aura Biosciences, Inc.	8,030	140,284
Avalo Therapeutics, Inc. (a)	179,951	64,800
AVEO Pharmaceuticals, Inc. (a)	37,534	152,763
Avid Bioservices, Inc. (a)	97,789	1,307,439
Avidity Biosciences, Inc. (a)(b)	77,699	1,082,347
Avita Medical, Inc. (a)	40,787	232,486
AVROBIO, Inc. (a)(b)	47,959	46,616
Axcella Health, Inc. (a)	9,842	20,865
Beam Therapeutics, Inc. (a)(b)	71,358	2,510,374
Bellicum Pharmaceuticals, Inc. (a)(b)	5,352	7,493
Bio Path Holdings, Inc. (a)(b)	3,392	12,109
BioAtla, Inc. (a)(b)	28,920	69,697
Biocept, Inc. (a)(b)	14,680	20,846
BioCryst Pharmaceuticals, Inc. (a)(b)	286,949	2,671,495
Biogen, Inc. (a)	238,115	47,623,000
Biohaven Pharmaceutical Holding Co. Ltd. (a)	103,908	14,934,697
BioMarin Pharmaceutical, Inc. (a)	298,776	22,447,041
Biomea Fusion, Inc. (a)(b)	12,070	66,264
BioVie, Inc. (a)(b)	1,121	2,870
BioXcel Therapeutics, Inc. (a)(b)	26,766	313,162
Black Diamond Therapeutics, Inc. (a)(b)	21,709	36,688
bluebird bio, Inc. (a)(b)	103,400	330,880
Blueprint Medicines Corp. (a)	92,967	5,113,185
Bolt Biotherapeutics, Inc. (a)(b)	21,951	37,317
BrainStorm Cell Therpeutic, Inc. (a)(b)	47,807	140,553
Brickell Biotech, Inc. (a)(b)	93,690	14,869
BridgeBio Pharma, Inc. (a)(b)	190,334	1,299,981
Brooklyn ImmunoTherapeutics, Inc. (a)(b)	40,942	27,448
C4 Therapeutics, Inc. (a)	63,241	459,130
Cabaletta Bio, Inc. (a)(b)	14,463	18,513
Calithera Biosciences, Inc. (a)(b)	84,763	17,410
Calyxt, Inc. (a)	14,780	4,804
Candel Therapeutics, Inc. (b)	8,840	33,327
Capricor Therapeutics, Inc. (a)(b)	27,617	100,250
Cardiff Oncology, Inc. (a)(b)	75,260	101,601
CareDx, Inc. (a)	84,337	2,121,076
Caribou Biosciences, Inc.	37,522	312,558
CASI Pharmaceuticals, Inc. (a)(b)	146,787	50,539
Catalyst Biosciences, Inc. (a)(b)	35,667	44,227
Catalyst Pharmaceutical Partners, Inc. (a)	146,497	1,054,778
Cel-Sci Corp. (a)(b)	62,124	226,753
Celcuity, Inc. (a)(b)	12,131	79,337
Celldex Therapeutics, Inc. (a)	73,883	1,737,728
Cellectar Biosciences, Inc. (a)(b)	56,511	23,170
Celsion Corp. (a)	8,015	19,557
Century Therapeutics, Inc.	17,785	154,552
Cerevel Therapeutics Holdings (a)(b)	94,288	2,463,745
Checkmate Pharmaceuticals, Inc. (a)	5,198	54,579
Checkpoint Therapeutics, Inc. (a)(b)	111,216	157,927
ChemoCentryx, Inc. (a)	81,917	1,824,292
Chimerix, Inc. (a)	127,558	239,809
Chinook Therapeutics, Inc. (a)	74,531	1,131,381
Chinook Therapeutics, Inc. rights (a)(c)	14,580	729
Cidara Therapeutics, Inc. (a)	43,932	20,209
Clene, Inc. (a)(b)	54,704	119,255
Clovis Oncology, Inc. (a)(b)	218,833	152,155
Codiak Biosciences, Inc. (a)	20,613	57,510
Cogent Biosciences, Inc. (a)	46,226	213,102
Cogent Biosciences, Inc. rights (a)(c)	11,491	0
CohBar, Inc. (a)	61,277	11,955
Coherus BioSciences, Inc. (a)	98,564	723,460
Concert Pharmaceuticals, Inc. (a)(b)	33,215	211,247
ContraFect Corp. (a)(b)	42,658	145,037
Corbus Pharmaceuticals Holdings, Inc. (a)	157,355	47,742
Cortexyme, Inc. (a)(b)	25,276	65,465
Corvus Pharmaceuticals, Inc. (a)	58,129	59,873
Crinetics Pharmaceuticals, Inc. (a)	58,719	983,543
CRISPR Therapeutics AG (a)(b)	126,829	7,362,423
CTI BioPharma Corp. (a)(b)	132,240	718,063
Cue Biopharma, Inc. (a)(b)	47,568	184,088
Cullinan Oncology, Inc. (a)(b)	33,494	358,051
Curis, Inc. (a)	130,100	99,448
Cyclacel Pharmaceuticals, Inc. (a)	33	40
Cyclerion Therapeutics, Inc. (a)	45,211	28,148
Cyclo Therapeutics, Inc. (a)	5,309	12,317
Cyteir Therapeutics, Inc.	6,729	12,785
Cytokinetics, Inc. (a)(b)	135,229	5,395,637
CytomX Therapeutics, Inc. (a)	90,799	146,186
Day One Biopharmaceuticals, Inc. (a)(b)	17,185	106,891
Decibel Therapeutics, Inc. (a)(b)	9,257	20,365
Deciphera Pharmaceuticals, Inc. (a)(b)	69,594	754,399
Denali Therapeutics, Inc. (a)	149,179	3,623,558
DermTech, Inc. (a)(b)	39,764	264,033
Design Therapeutics, Inc. (a)	32,403	404,389
DiaMedica Therapeutics, Inc. (a)	16,099	39,121
Diffusion Pharmaceuticals, Inc. (a)(b)	1,688	13,858
Dyadic International, Inc. (a)(b)	37,918	91,382
Dynavax Technologies Corp. (a)(b)	178,027	2,111,400
Dyne Therapeutics, Inc. (a)	38,912	187,167
Eagle Pharmaceuticals, Inc. (a)	18,690	872,823
Edesa Biotech, Inc. (a)	8,424	17,353
Editas Medicine, Inc. (a)(b)	107,475	1,224,140
Effector Therapeutics, Inc. Class A (a)(b)	9,490	20,498
Eiger Biopharmaceuticals, Inc. (a)(b)	57,373	398,169
Eledon Pharmaceuticals, Inc. (a)	18,468	58,913
Eliem Therapeutics, Inc.	7,452	28,541
Emergent BioSolutions, Inc. (a)	78,444	2,585,514
Enanta Pharmaceuticals, Inc. (a)	29,715	1,186,520
Enochian Biosciences, Inc. (a)(b)	23,157	121,806
Ensysce Biosciences, Inc. (a)(b)	15,267	8,560
Entrada Therapeutics, Inc. (b)	13,288	89,827
Epizyme, Inc. (a)	185,982	78,112
EQRx, Inc. (a)(b)	409,898	2,279,033
Equillium, Inc. (a)	21,675	54,188
Erasca, Inc.	30,268	164,053
Evelo Biosciences, Inc. (a)(b)	43,475	91,298
Exact Sciences Corp. (a)(b)	279,305	13,912,182
Exagen, Inc. (a)(b)	10,039	50,195
Exelixis, Inc. (a)	512,871	9,400,925
Exicure, Inc. (a)(b)	134,393	18,009
F-star Therapeutics, Inc. (a)	20,852	63,390
F-star Therapeutics, Inc.:
rights (a)(c)	1,612	0
rights (a)(c)	1,612	0
Fate Therapeutics, Inc. (a)(b)	129,184	2,984,150
FibroGen, Inc. (a)	136,057	1,338,801
Finch Therapeutics Group, Inc. (a)	10,837	25,684
First Wave BioPharma, Inc. (a)(b)	5,912	2,069
Foghorn Therapeutics, Inc. (a)(b)	31,617	407,859
Forma Therapeutics Holdings, Inc. (a)	47,722	271,538
Forte Biosciences, Inc. (a)	16,638	21,962
Fortress Biotech, Inc. (a)	118,327	101,927
Frequency Therapeutics, Inc. (a)	54,830	61,410
G1 Therapeutics, Inc. (a)(b)	56,782	275,961
Galectin Therapeutics, Inc. (a)(b)	63,339	81,707
Galecto, Inc. (a)	11,675	15,294
Galera Therapeutics, Inc. (a)	4,354	6,966
Gelesis Holdings, Inc. Class A (a)(b)	21,776	109,533
Gemini Therapeutics, Inc. (a)(b)	62,884	80,492
Generation Bio Co. (a)(b)	76,796	431,594
Genocea Biosciences, Inc. (a)(b)	33,261	2,022
Genprex, Inc. (a)(b)	68,088	100,089
GeoVax Labs, Inc. (a)(b)	8,310	14,626
Geron Corp. (a)	515,851	711,874
Gilead Sciences, Inc.	2,035,275	131,987,584
Global Blood Therapeutics, Inc. (a)	98,478	2,456,041
GlycoMimetics, Inc. (a)	51,855	34,525
Gossamer Bio, Inc. (a)	75,695	533,650
Graphite Bio, Inc.	25,883	60,825
GreenLight Biosciences Holdings PBC Class A (a)(b)	106,111	784,160
Greenwich Lifesciences, Inc. (a)(b)	4,975	38,507
Gritstone Bio, Inc. (a)(b)	105,793	213,702
Gt Biopharma, Inc. (a)(b)	29,786	82,209
Halozyme Therapeutics, Inc. (a)	229,622	10,558,020
Harpoon Therapeutics, Inc. (a)(b)	34,224	70,501
Heron Therapeutics, Inc. (a)(b)	170,063	561,208
Histogen, Inc. (a)	2,577	440
Homology Medicines, Inc. (a)	61,627	90,592
Hookipa Pharma, Inc. (a)(b)	77,302	132,959
Horizon Therapeutics PLC (a)	368,740	33,072,291
Humacyte, Inc. Class A (a)(b)	126,345	686,053
Humanigen, Inc. (a)(b)	75,276	164,102
iBio, Inc. (a)(b)	343,356	82,749
Icosavax, Inc. (a)	22,828	155,002
Ideaya Biosciences, Inc. (a)(b)	52,287	583,000
Idera Pharmaceuticals, Inc. (a)(b)	91,027	63,655
IGM Biosciences, Inc. (a)(b)	26,875	450,963
Imago BioSciences, Inc. (b)	13,642	220,455
Immuneering Corp. (b)	9,384	42,040
Immunic, Inc. (a)	36,420	225,804
ImmunityBio, Inc. (a)(b)	116,914	439,597
ImmunoGen, Inc. (a)	354,829	1,298,674
Immunome, Inc. (a)(b)	11,659	45,354
Immunovant, Inc. (a)(b)	88,169	373,837
Impel Pharmaceuticals, Inc. (a)(b)	5,825	40,134
Incyte Corp. (a)	305,617	23,193,274
Infinity Pharmaceuticals, Inc. (a)	116,752	78,504
Inhibrx, Inc. (a)(b)	36,754	480,375
Inmune Bio, Inc. (a)(b)	15,186	104,783
Inovio Pharmaceuticals, Inc. (a)(b)	329,782	616,692
Inozyme Pharma, Inc. (a)(b)	9,601	35,428
Insmed, Inc. (a)	190,094	3,577,569
Instil Bio, Inc. (a)(b)	35,978	216,048
Intellia Therapeutics, Inc. (a)	110,691	5,107,283
Intercept Pharmaceuticals, Inc. (a)(b)	41,103	743,964
Ionis Pharmaceuticals, Inc. (a)	225,606	8,239,131
Iovance Biotherapeutics, Inc. (a)	225,570	1,522,598
Ironwood Pharmaceuticals, Inc. Class A (a)	258,371	2,911,841
IsoRay, Inc. (a)(b)	190,229	53,740
iTeos Therapeutics, Inc. (a)	32,752	573,160
Iveric Bio, Inc. (a)	166,320	1,736,381
Janux Therapeutics, Inc.	19,512	217,169
Jasper Therapeutics, Inc. (a)(b)	15,107	47,889
Jounce Therapeutics, Inc. (a)	42,840	165,791
Kalvista Pharmaceuticals, Inc. (a)	34,538	307,043
Karuna Therapeutics, Inc. (a)	34,699	3,619,800
Karyopharm Therapeutics, Inc. (a)(b)	117,204	736,041
Keros Therapeutics, Inc. (a)	21,091	712,876
Kezar Life Sciences, Inc. (a)	60,129	303,651
Kiniksa Pharmaceuticals Ltd. (a)	42,836	328,124
Kinnate Biopharma, Inc. (a)	27,233	216,230
Kintara Therapeutics, Inc. (a)	69,028	12,425
Kodiak Sciences, Inc. (a)	53,766	389,266
Kronos Bio, Inc. (a)(b)	77,287	287,508
Krystal Biotech, Inc. (a)(b)	32,068	1,888,164
Kura Oncology, Inc. (a)	110,209	1,450,350
Kymera Therapeutics, Inc. (a)(b)	57,835	825,305
La Jolla Pharmaceutical Co./California (a)(b)	30,025	120,400
Lantern Pharma, Inc. (a)(b)	6,165	34,709
Larimar Therapeutics, Inc. (a)(b)	18,481	47,681
Leap Therapeutics, Inc. (a)(b)	105,092	113,499
Lexicon Pharmaceuticals, Inc. (a)(b)	117,528	208,025
Ligand Pharmaceuticals, Inc. Class B (a)	27,397	2,435,867
Lineage Cell Therapeutics, Inc. (a)(b)	256,547	320,684
LogicBio Therapeutics, Inc. (a)(b)	12,282	6,018
Longeveron, Inc. (a)	4,231	34,567
Lumos Pharma, Inc. (a)	3,251	24,383
Lyell Immunopharma, Inc. (b)	32,002	132,488
Macrogenics, Inc. (a)	92,923	322,443
Madrigal Pharmaceuticals, Inc. (a)(b)	20,245	1,344,066
Magenta Therapeutics, Inc. (a)	44,113	51,171
MannKind Corp. (a)(b)	393,051	1,642,953
Marker Therapeutics, Inc. (a)	89,516	27,034
Matinas BioPharma Holdings, Inc. (a)	248,756	177,885
MediciNova, Inc. (a)(b)	61,340	149,056
MEI Pharma, Inc. (a)(b)	134,168	63,918
Merrimack Pharmaceuticals, Inc. (a)	15,717	81,414
Mersana Therapeutics, Inc. (a)	88,867	296,816
MiMedx Group, Inc. (a)	151,572	592,647
Minerva Neurosciences, Inc. (a)	45,867	18,347
Mirati Therapeutics, Inc. (a)(b)	79,098	3,097,478
Mirum Pharmaceuticals, Inc. (a)(b)	25,087	586,785
Moderna, Inc. (a)	572,103	83,143,729
Molecular Templates, Inc. (a)(b)	59,475	58,761
Moleculin Biotech, Inc. (a)(b)	30,817	46,226
Monte Rosa Therapeutics, Inc. (b)	20,292	157,060
Morphic Holding, Inc. (a)	52,732	1,236,038
Mustang Bio, Inc. (a)(b)	96,783	62,435
Myovant Sciences Ltd. (a)(b)	74,672	774,349
Myriad Genetics, Inc. (a)	126,957	2,442,653
NanoViricides, Inc. (a)(b)	8,252	16,504
Natera, Inc. (a)	140,529	5,156,009
Navidea Biopharmaceuticals, Inc. (a)	7,141	5,927
Neoleukin Therapeutics, Inc. (a)(b)	48,248	48,248
Neubase Therapeutics, Inc. (a)	27,182	27,726
Neurobo Pharmaceuticals, Inc. (a)	380	164
Neurobo Pharmaceuticals, Inc. rights (a)(c)	380	0
Neurocrine Biosciences, Inc. (a)	152,546	14,261,526
Neximmune, Inc. (a)(b)	6,510	14,843
NextCure, Inc. (a)(b)	17,599	68,636
Nighthawk Biosciences, Inc. (a)(b)	35,946	82,316
Nkarta, Inc. (a)(b)	44,187	637,618
Novavax, Inc. (a)(b)	121,504	6,722,816
Nurix Therapeutics, Inc. (a)(b)	67,925	685,363
Nuvalent, Inc. Class A (a)(b)	16,142	143,018
Nuvectis Pharma, Inc. (b)	4,368	65,651
Ocugen, Inc. (a)(b)	306,905	727,365
Olema Pharmaceuticals, Inc. (a)	43,005	122,994
Omega Therapeutics, Inc. (a)	7,699	17,477
OncoCyte Corp. (a)(b)	109,596	118,364
Oncorus, Inc. (a)(b)	15,974	19,009
OncoSec Medical, Inc. (a)	19,670	16,576
Oncternal Therapeutics, Inc. (a)(b)	80,553	119,218
Oncternal Therapeutics, Inc. rights (a)(c)	2,146	0
OpGen, Inc. (a)	60,641	41,842
Oragenics, Inc. (a)(b)	83,373	27,096
Organogenesis Holdings, Inc. Class A (a)	103,797	582,301
Organovo Holdings, Inc. (a)(b)	11,895	28,667
Orgenesis, Inc. (a)(b)	40,821	104,910
ORIC Pharmaceuticals, Inc. (a)	62,904	210,099
Outlook Therapeutics, Inc. (a)(b)	155,532	178,862
Ovid Therapeutics, Inc. (a)	65,758	111,131
Oyster Point Pharma, Inc. (a)(b)	15,469	60,793
Palatin Technologies, Inc. (a)(b)	273,268	98,978
Pardes Biosciences, Inc. (a)(b)	44,132	248,904
Passage Bio, Inc. (a)(b)	44,674	80,413
PDL BioPharma, Inc. (a)(c)	218,274	539,137
PDS Biotechnology Corp. (a)(b)	32,700	128,184
PharmaCyte Biotech, Inc. (a)(b)	21,430	49,289
PhaseBio Pharmaceuticals, Inc. (a)(b)	26,632	20,584
Pieris Pharmaceuticals, Inc. (a)	100,668	179,189
PMV Pharmaceuticals, Inc. (a)(b)	43,513	511,713
Point Biopharma Global, Inc. (a)(b)	160,062	1,315,710
Polarityte, Inc. (a)(b)	3,638	8,840
Poseida Therapeutics, Inc. (a)(b)	39,484	89,629
Praxis Precision Medicines, Inc. (a)(b)	56,623	469,971
Precigen, Inc. (a)(b)	140,644	188,463
Precision BioSciences, Inc. (a)	69,476	116,720
Prelude Therapeutics, Inc. (a)	24,019	100,880
Prometheus Biosciences, Inc. (a)	23,004	599,484
Protagonist Therapeutics, Inc. (a)	71,859	629,485
Protara Therapeutics, Inc. (a)	11,701	39,315
Prothena Corp. PLC (a)	57,010	1,552,382
PTC Therapeutics, Inc. (a)	149,912	4,402,915
Puma Biotechnology, Inc. (a)	56,688	109,975
Pyxis Oncology, Inc. (b)	13,063	32,266
Qualigen Therapeutics, Inc. (a)(b)	15,124	8,486
Radius Health, Inc. (a)(b)	74,221	469,819
Rallybio Corp. (a)	6,818	92,725
RAPT Therapeutics, Inc. (a)	32,027	471,437
Recursion Pharmaceuticals, Inc. (a)(b)	47,396	290,064
Regeneron Pharmaceuticals, Inc. (a)	173,105	115,069,818
REGENXBIO, Inc. (a)	61,477	1,293,476
Regulus Therapeutics, Inc. (a)	50,761	14,543
Relay Therapeutics, Inc. (a)(b)	121,592	1,979,518
Reneo Pharmaceuticals, Inc. (a)	5,709	11,818
Repligen Corp. (a)	82,706	13,602,656
Replimune Group, Inc. (a)	44,877	652,063
Revolution Medicines, Inc. (a)(b)	124,562	2,115,063
Rezolute, Inc. (a)	12,810	35,868
Rhythm Pharmaceuticals, Inc. (a)(b)	69,148	237,869
Rigel Pharmaceuticals, Inc. (a)	265,322	480,233
Rocket Pharmaceuticals, Inc. (a)(b)	68,184	807,980
Rubius Therapeutics, Inc. (a)(b)	69,675	76,643
S.A.B. Biotherapeutics, Inc. (a)(b)	85,867	168,299
Sage Therapeutics, Inc. (a)	84,853	2,653,353
Salarius Pharmaceuticals, Inc. (a)	64,297	11,593
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)	7,499	5
Sana Biotechnology, Inc. (a)(b)	137,536	705,560
Sangamo Therapeutics, Inc. (a)	180,337	658,230
Sarepta Therapeutics, Inc. (a)	140,873	10,258,372
Savara, Inc. (a)	99,425	130,247
Scholar Rock Holding Corp. (a)	40,482	203,220
Seagen, Inc. (a)	217,942	29,570,371
Selecta Biosciences, Inc. (a)(b)	150,730	132,974
Sellas Life Sciences Group, Inc. (a)(b)	20,426	62,299
Sensei Biotherapeutics, Inc. (a)(b)	11,330	21,527
Seres Therapeutics, Inc. (a)	104,209	323,048
Sesen Bio, Inc. (a)(b)	266,888	163,576
Shattuck Labs, Inc. (a)	38,622	110,459
Sigilon Therapeutics, Inc. (a)(b)	12,132	9,196
Silverback Therapeutics, Inc. (a)	24,248	84,626
Sio Gene Therapies, Inc. (a)(b)	38,531	12,904
Societal Cdmo, Inc. (a)	57,578	42,464
Soleno Therapeutics, Inc. (a)	36,789	5,934
Solid Biosciences, Inc. (a)(b)	89,818	51,196
Soligenix, Inc. (a)(b)	23,654	13,615
Sorrento Therapeutics, Inc. (a)(b)	502,167	823,554
Spectrum Pharmaceuticals, Inc. (a)	243,368	181,893
Spero Therapeutics, Inc. (a)(b)	39,004	46,025
Springworks Therapeutics, Inc. (a)(b)	43,652	826,769
Spruce Biosciences, Inc. (a)(b)	5,509	8,594
SQZ Biotechnologies Co. (a)(b)	20,477	72,693
Statera Biopharma, Inc. (a)(b)	22,064	5,110
Stoke Therapeutics, Inc. (a)(b)	31,173	377,505
Surface Oncology, Inc. (a)(b)	51,934	96,078
Surrozen, Inc. (a)(b)	11,713	29,048
Sutro Biopharma, Inc. (a)	65,091	283,146
Synaptogenix, Inc. (a)(b)	7,462	48,205
Syndax Pharmaceuticals, Inc. (a)(b)	69,429	1,145,579
Synlogic, Inc. (a)	57,398	62,564
Synthetic Biologics, Inc. (a)(b)	97,571	21,544
Syros Pharmaceuticals, Inc. (a)(b)	80,524	66,159
T2 Biosystems, Inc. (a)(b)	242,249	49,031
Talaris Therapeutics, Inc. (a)	13,340	114,857
Tango Therapeutics, Inc. (a)	115,083	769,905
Taysha Gene Therapies, Inc. (a)(b)	35,232	89,842
TCR2 Therapeutics, Inc. (a)	37,471	86,933
Tempest Therapeutics, Inc. (a)(b)	2,810	8,093
Tenaya Therapeutics, Inc. (a)(b)	17,221	115,381
TG Therapeutics, Inc. (a)	217,897	963,105
TONIX Pharmaceuticals Holding (a)(b)	19,852	48,439
TRACON Pharmaceuticals, Inc. (a)(b)	24,147	41,774
Travere Therapeutics, Inc. (a)	95,192	2,218,926
Trevena, Inc. (a)	223,656	69,736
Turning Point Therapeutics, Inc. (a)	83,616	2,957,498
Twist Bioscience Corp. (a)	86,232	2,935,337
Tyme Technologies, Inc. (a)(b)	123,850	30,950
Tyra Biosciences, Inc. (b)	15,618	106,671
Ultragenyx Pharmaceutical, Inc. (a)	111,301	5,220,017
uniQure B.V. (a)	63,200	907,552
United Therapeutics Corp. (a)	73,063	16,829,331
UNITY Biotechnology, Inc. (a)	46,076	36,405
Vanda Pharmaceuticals, Inc. (a)	89,284	877,662
Vaxart, Inc. (a)(b)	200,059	728,215
Vaxcyte, Inc. (a)	50,938	1,222,003
VBI Vaccines, Inc. (a)(b)	359,977	329,379
Vera Therapeutics, Inc. (a)(b)	14,733	214,218
Veracyte, Inc. (a)	113,731	1,999,391
Verastem, Inc. (a)	271,742	347,830
Vericel Corp. (a)(b)	76,907	2,088,025
Vertex Pharmaceuticals, Inc. (a)	412,956	110,940,629
Verve Therapeutics, Inc.	25,588	387,914
Vigil Neuroscience, Inc. (b)	5,671	16,503
Viking Therapeutics, Inc. (a)(b)	104,003	230,887
Vincerx Pharma, Inc. (a)	27,455	44,752
Vir Biotechnology, Inc. (a)	120,241	3,103,420
Viracta Therapeutics, Inc. (a)(b)	26,919	57,068
Viridian Therapeutics, Inc. (a)(b)	46,093	562,335
Viridian Therapeutics, Inc. rights (a)(c)	27,850	0
VistaGen Therapeutics, Inc. (a)(b)	268,335	308,585
Vor Biopharma, Inc. (a)(b)	18,724	78,828
Voyager Therapeutics, Inc. (a)	41,094	249,030
vTv Therapeutics, Inc. Class A (a)(b)	39,197	21,605
Vyant Bio, Inc. (a)(b)	18,007	12,744
Werewolf Therapeutics, Inc. (a)	11,166	42,319
X4 Pharmaceuticals, Inc. (a)(b)	23,776	28,769
Xbiotech, Inc.	22,712	124,916
Xencor, Inc. (a)	92,030	2,055,030
Xilio Therapeutics, Inc.	11,070	33,210
XOMA Corp. (a)(b)	16,955	308,751
Y-mAbs Therapeutics, Inc. (a)	57,506	715,375
Yumanity Therapeutics, Inc. (a)	2,924	3,129
Yumanity Therapeutics, Inc. rights (a)(c)	58,487	1
Zentalis Pharmaceuticals, Inc. (a)	76,523	1,844,970
		1,641,592,092
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	2,867,901	336,863,651
Abiomed, Inc. (a)	73,517	19,386,433
Accelerate Diagnostics, Inc. (a)(b)	51,710	31,455
Accuray, Inc. (a)(b)	143,156	297,764
Acutus Medical, Inc. (a)(b)	22,522	15,596
Aethlon Medical, Inc. (a)	25,344	33,961
Align Technology, Inc. (a)	118,904	33,012,507
Alphatec Holdings, Inc. (a)	115,279	885,343
Angiodynamics, Inc. (a)	60,440	1,186,437
Apollo Endosurgery, Inc. (a)	40,584	176,540
Apyx Medical Corp. (a)(b)	41,290	250,630
Artivion, Inc. (a)	63,237	1,236,916
Asensus Surgical, Inc. (a)(b)	410,079	160,751
Aspira Women's Health, Inc. (a)(b)	97,584	57,575
Atricure, Inc. (a)	74,191	3,014,380
Atrion Corp.	2,373	1,492,119
Avanos Medical, Inc. (a)	78,830	2,261,633
Avinger, Inc. (a)(b)	7,694	15,388
AxoGen, Inc. (a)	61,950	599,057
Axonics Modulation Technologies, Inc. (a)	77,608	3,880,400
Baxter International, Inc.	810,630	61,648,412
Becton, Dickinson & Co.	461,840	118,138,672
Bellerophon Therapeutics, Inc. (a)(b)	7,640	8,098
Beyond Air, Inc. (a)(b)	33,757	192,752
BioLase Technology, Inc. (a)(b)	10,705	51,705
BioLife Solutions, Inc. (a)	48,948	671,567
Biomerica, Inc. (a)(b)	3,201	11,204
BioSig Technologies, Inc. (a)(b)	30,625	30,239
Bioventus, Inc. (a)(b)	37,543	370,925
Boston Scientific Corp. (a)	2,306,741	94,599,448
Butterfly Network, Inc. Class A (a)(b)	218,205	665,525
Cardiovascular Systems, Inc. (a)	64,374	1,046,721
Cerus Corp. (a)	263,959	1,306,597
Chembio Diagnostics, Inc. (a)(b)	13,955	10,463
ClearPoint Neuro, Inc. (a)(b)	24,679	270,482
Co.-Diagnostics, Inc. (a)(b)	43,909	221,740
ConforMis, Inc. (a)(b)	293,619	125,551
CONMED Corp. (b)	47,340	5,505,169
CryoPort, Inc. (a)(b)	83,452	2,123,853
Cutera, Inc. (a)(b)	27,141	1,221,074
CVRx, Inc. (b)	6,448	40,042
CytoSorbents Corp. (a)(b)	62,586	120,791
DarioHealth Corp. (a)(b)	19,331	128,551
Delcath Systems, Inc. (a)(b)	4,791	22,087
Dentsply Sirona, Inc.	353,299	13,976,508
DexCom, Inc. (a)	157,001	46,776,878
Eargo, Inc. (a)	30,166	46,757
Edwards Lifesciences Corp. (a)	1,011,165	101,975,990
Ekso Bionics Holdings, Inc. (a)(b)	14,838	28,192
electroCore, Inc. (a)(b)	58,573	26,211
Electromed, Inc. (a)	6,101	68,758
Embecta Corp. (a)	92,214	2,285,063
ENDRA Life Sciences, Inc. (a)(b)	38,471	8,848
Enovis Corp. (a)(b)	72,760	4,826,898
Envista Holdings Corp. (a)	261,445	11,252,593
Envveno Medical Corp. (a)(b)	10,208	41,547
Figs, Inc. Class A (a)	58,336	519,190
Fonar Corp. (a)	12,634	203,660
Glaukos Corp. (a)	75,954	3,101,202
Globus Medical, Inc. (a)	127,952	8,521,603
Haemonetics Corp. (a)	83,034	5,252,731
Helius Medical Technologies, Inc. (U.S.) (a)	534	780
Heska Corp. (a)	16,736	1,670,085
Hologic, Inc. (a)	406,363	30,586,943
Hyperfine, Inc. (a)(b)	41,080	118,721
ICU Medical, Inc. (a)	32,418	5,888,406
IDEXX Laboratories, Inc. (a)	137,421	53,816,812
Inari Medical, Inc. (a)(b)	51,159	3,366,262
Inogen, Inc. (a)	32,816	842,715
Insulet Corp. (a)	111,444	23,791,065
Integer Holdings Corp. (a)	52,921	4,222,037
Integra LifeSciences Holdings Corp. (a)	118,491	7,422,276
Intuitive Surgical, Inc. (a)	579,863	132,000,013
Invacare Corp. (a)(b)	53,785	50,230
INVO Bioscience, Inc. (a)(b)	23,986	23,494
IRadimed Corp.	10,923	357,073
iRhythm Technologies, Inc. (a)	47,462	6,685,023
Iridex Corp. (a)	14,475	43,280
Kewaunee Scientific Corp. (a)	970	13,968
Lantheus Holdings, Inc. (a)	108,153	7,410,644
LeMaitre Vascular, Inc.	32,885	1,503,502
LENSAR, Inc. (a)	16,562	112,125
LivaNova PLC (a)	86,269	5,872,331
LogicMark, Inc. (a)(b)	2,348	3,005
Lucira Health, Inc. (a)	12,311	24,253
Masimo Corp. (a)	81,639	11,464,565
Medtronic PLC	2,180,867	218,413,830
Meridian Bioscience, Inc. (a)	68,310	1,878,525
Merit Medical Systems, Inc. (a)	83,343	5,116,427
Mesa Laboratories, Inc.	8,420	1,761,885
Microbot Medical, Inc. (a)(b)	10,061	58,957
Milestone Scientific, Inc. (a)(b)	55,851	56,410
Minerva Surgical, Inc.	7,017	16,771
Motus GI Holdings, Inc. (a)(b)	46,375	12,957
Myomo, Inc. (a)(b)	6,750	15,120
NanoVibronix, Inc. (a)(b)	39,040	27,629
Natus Medical, Inc. (a)	54,207	1,777,448
Nemaura Medical, Inc. (a)	15,517	42,051
Neogen Corp. (a)	178,417	4,720,914
NeuroMetrix, Inc. (a)(b)	14,942	65,595
Neuronetics, Inc. (a)	29,258	78,411
NeuroPace, Inc. (a)(b)	9,942	61,939
Nevro Corp. (a)	55,481	2,417,862
NEXGEL, Inc. (a)	12	18
Novocure Ltd. (a)	144,016	11,576,006
NuVasive, Inc. (a)	83,296	4,782,023
Nuwellis, Inc. (a)	9,397	5,551
Omnicell, Inc. (a)	71,739	7,974,507
OraSure Technologies, Inc. (a)	114,677	475,910
Orthofix International NV (a)	29,501	810,982
OrthoPediatrics Corp. (a)(b)	22,143	1,022,342
Outset Medical, Inc. (a)(b)	67,302	1,467,184
Owlet, Inc. (a)(b)	110,618	530,966
Paragon 28, Inc. (b)	13,480	241,562
PAVmed, Inc. (a)(b)	117,738	118,915
Penumbra, Inc. (a)	56,357	8,279,970
Predictive Oncology, Inc. (a)	75,628	27,718
Pro-Dex, Inc. (a)	4,562	71,578
PROCEPT BioRobotics Corp. (b)	19,181	750,361
Pulmonx Corp. (a)(b)	58,442	1,067,151
Pulse Biosciences, Inc. (a)(b)	22,939	51,154
QuidelOrtho Corp. (a)	80,321	7,632,905
Quotient Ltd. (a)	147,507	56,790
Repro Medical Systems, Inc. (a)(b)	36,405	79,727
Reshape Lifesciences, Inc. (a)	178	182
ResMed, Inc.	237,072	48,234,669
Retractable Technologies, Inc. (a)(b)	22,809	105,606
Rockwell Medical Technologies, Inc. (a)(b)	7,463	12,239
RxSight, Inc.	13,636	186,268
Sanara Medtech, Inc. (a)(b)	2,643	57,776
Seaspine Holdings Corp. (a)	50,376	416,610
Second Sight Medical Products, Inc. (a)(b)	21,069	49,512
Semler Scientific, Inc. (a)	9,790	272,749
Senseonics Holdings, Inc. (a)(b)	653,592	758,167
Sensus Healthcare, Inc. (a)(b)	23,984	207,941
Shockwave Medical, Inc. (a)	57,106	9,377,376
SI-BONE, Inc. (a)(b)	41,873	626,001
Sientra, Inc. (a)(b)	77,158	74,843
Sight Sciences, Inc. (b)	18,672	160,392
Silk Road Medical, Inc. (a)(b)	58,045	1,928,255
Sintx Technologies, Inc. (a)(b)	35,965	15,821
SmileDirectClub, Inc. (a)(b)	154,431	217,748
Sonendo, Inc. (b)	11,072	30,891
Staar Surgical Co. (a)	77,506	5,110,746
Stereotaxis, Inc. (a)	91,596	184,108
STERIS PLC	161,626	36,883,053
STRATA Skin Sciences, Inc. (a)	566	623
Stryker Corp.	544,810	127,757,945
Surgalign Holdings, Inc. (a)(b)	4,658	22,172
SurModics, Inc. (a)	24,724	969,923
Tactile Systems Technology, Inc. (a)	29,608	300,817
Talis Biomedical Corp. (a)(b)	29,289	30,753
Tandem Diabetes Care, Inc. (a)	101,840	6,942,433
Tela Bio, Inc. (a)(b)	6,272	43,841
Teleflex, Inc.	76,182	21,920,609
The Cooper Companies, Inc.	79,733	27,965,552
TransMedics Group, Inc. (a)(b)	45,270	1,320,526
Treace Medical Concepts, Inc. (a)	24,916	415,848
UFP Technologies, Inc. (a)	10,975	839,039
Utah Medical Products, Inc.	6,131	528,124
Vapotherm, Inc. (a)	38,832	125,427
Varex Imaging Corp. (a)(b)	60,985	1,405,094
Venus Concept, Inc. (a)(b)	16,173	11,890
Vicarious Surgical, Inc. (a)(b)	130,910	573,386
ViewRay, Inc. (a)	230,455	666,015
VolitionRx Ltd. (a)(b)	47,456	122,911
Zimmer Biomet Holdings, Inc.	338,447	40,684,714
Zimvie, Inc. (a)	33,340	725,812
Zomedica Corp. (a)(b)	1,469,468	343,709
Zosano Pharma Corp. (a)(b)	3,734	7,020
Zynex, Inc.	30,690	223,730
		1,811,997,358
Health Care Providers & Services - 3.0%
1Life Healthcare, Inc. (a)(b)	289,064	2,448,372
23andMe Holding Co. Class A (a)(b)	469,993	1,409,979
Acadia Healthcare Co., Inc. (a)	145,779	10,375,091
Accolade, Inc. (a)(b)	93,458	600,000
AdaptHealth Corp. (a)	154,436	2,778,304
Addus HomeCare Corp. (a)	26,118	2,180,853
Agiliti, Inc. (a)(b)	53,180	1,027,438
agilon health, Inc. (a)(b)	81,408	1,554,893
AirSculpt Technologies, Inc. (a)	11,103	97,928
Alerislife, Inc. (a)	29,657	41,520
Alignment Healthcare, Inc. (a)	53,495	571,327
Amedisys, Inc. (a)	52,246	6,055,834
AmerisourceBergen Corp.	243,756	37,730,991
AMN Healthcare Services, Inc. (a)	75,845	7,349,381
Anthem, Inc.	393,507	200,535,102
Apollo Medical Holdings, Inc. (a)(b)	60,843	2,284,046
ATI Physical Therapy, Inc. (a)(b)	89,658	171,247
Aveanna Healthcare Holdings, Inc. (a)(b)	88,069	271,253
Biodesix, Inc. (a)(b)	7,043	10,424
Biora Therapeutics, Inc. (a)(b)	210,765	177,085
Brookdale Senior Living, Inc. (a)	290,814	1,657,640
Caladrius Biosciences, Inc. (a)(b)	48,949	24,719
Cano Health, Inc. (a)	299,285	1,541,318
Cardinal Health, Inc.	453,344	25,532,334
CareMax, Inc. Class A (a)(b)	115,874	542,290
Castle Biosciences, Inc. (a)	37,337	831,495
Centene Corp. (a)	944,883	76,951,272
Chemed Corp.	24,790	12,008,276
Cigna Corp.	523,819	140,535,400
Clover Health Investments Corp. (a)(b)	430,536	1,149,531
Community Health Systems, Inc. (a)	197,459	1,034,685
Corvel Corp. (a)	14,864	2,217,114
Covetrus, Inc. (a)	164,742	3,429,928
Cross Country Healthcare, Inc. (a)	58,202	1,027,265
CVS Health Corp.	2,128,197	205,903,060
DaVita HealthCare Partners, Inc. (a)	102,564	9,998,964
DocGo, Inc. Class A (a)(b)	146,761	1,108,046
Encompass Health Corp.	160,338	10,508,553
Enzo Biochem, Inc. (a)(b)	55,775	128,840
Fulgent Genetics, Inc. (a)(b)	30,833	1,680,707
Great Elm Group, Inc. (a)	40,893	94,463
Guardant Health, Inc. (a)	163,826	6,713,589
Hanger, Inc. (a)	61,041	963,837
HCA Holdings, Inc.	388,229	81,683,382
HealthEquity, Inc. (a)	135,570	8,483,971
Henry Schein, Inc. (a)	222,903	19,089,413
Hims & Hers Health, Inc. (a)(b)	197,563	798,155
Humana, Inc.	208,462	94,689,694
InfuSystems Holdings, Inc. (a)	28,044	271,185
Innovage Holding Corp. (a)(b)	38,861	188,476
Invitae Corp. (a)(b)	334,312	1,226,925
Laboratory Corp. of America Holdings	151,278	37,323,308
LHC Group, Inc. (a)	50,438	8,405,997
LifeStance Health Group, Inc. (b)	72,912	543,194
McKesson Corp.	242,616	79,745,453
MEDNAX, Inc. (a)	139,334	2,691,933
Modivcare, Inc. (a)	19,500	1,860,885
Molina Healthcare, Inc. (a)	94,668	27,474,547
National Healthcare Corp.	21,568	1,516,015
National Research Corp. Class A	21,971	788,539
Oak Street Health, Inc. (a)(b)	223,741	4,224,230
Ontrak, Inc. (a)(b)	11,611	22,061
Opko Health, Inc. (a)(b)	684,094	2,052,282
Option Care Health, Inc. (a)	222,770	6,763,297
Owens & Minor, Inc.	121,790	4,248,035
P3 Health Partners, Inc. Class A (a)(b)	7,737	37,138
Patterson Companies, Inc.	140,502	4,438,458
Pennant Group, Inc. (a)	44,512	851,515
PetIQ, Inc. Class A (a)(b)	46,814	803,328
Precipio, Inc. (a)(b)	37,582	42,843
Premier, Inc.	198,749	7,435,200
Privia Health Group, Inc. (a)(b)	41,482	993,909
Progyny, Inc. (a)	112,495	3,555,967
Psychemedics Corp.	1,921	11,987
Quest Diagnostics, Inc.	193,020	27,219,680
R1 RCM, Inc. (a)	215,594	4,628,803
RadNet, Inc. (a)	78,041	1,602,182
Select Medical Holdings Corp.	171,824	4,183,914
Sema4 Holdings Corp. Class A (a)(b)	215,514	439,649
Sharps Compliance Corp. (a)	16,557	71,526
Signify Health, Inc. (a)(b)	39,888	543,673
Sonida Senior Living, Inc. (a)(b)	5,304	138,169
Surgery Partners, Inc. (a)	58,273	2,284,302
Talkspace, Inc. Class A (a)(b)	193,412	272,711
Tenet Healthcare Corp. (a)	171,456	11,094,918
The Ensign Group, Inc.	85,637	6,951,155
The Joint Corp. (a)	22,958	382,939
The Oncology Institute, Inc. (a)(b)	11,907	107,282
Tivity Health, Inc. (a)	68,189	2,209,324
U.S. Physical Therapy, Inc.	21,681	2,441,064
UnitedHealth Group, Inc.	1,527,211	758,687,881
Universal Health Services, Inc. Class B	118,021	14,706,597
Vivos Therapeutics, Inc. (a)(b)	22,495	45,665
		2,023,527,150
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	219,981	3,759,475
American Well Corp. (a)	296,298	1,120,006
Biotricity, Inc. (a)(b)	59,907	73,686
CareCloud, Inc. (a)(b)	4,478	17,151
Cerner Corp.	475,315	45,083,628
Certara, Inc. (a)	165,988	3,372,876
Change Healthcare, Inc. (a)	407,519	9,817,133
Computer Programs & Systems, Inc. (a)	23,788	758,599
Convey Health Solutions Holdin	16,696	103,515
Definitive Healthcare Corp.	48,999	957,930
Doximity, Inc. (b)	154,534	5,407,145
Evolent Health, Inc. (a)	131,266	3,692,513
Forian, Inc. (a)(b)	20,350	62,678
GoodRx Holdings, Inc. (a)	106,811	851,284
Health Catalyst, Inc. (a)(b)	159,051	2,330,097
HealthStream, Inc. (a)	43,232	880,636
HTG Molecular Diagnostics (a)(b)	3,005	1,683
iCAD, Inc. (a)	34,731	132,672
Inspire Medical Systems, Inc. (a)	43,550	7,700,947
MultiPlan Corp. Class A (a)(b)	415,543	2,077,715
NantHealth, Inc. (a)(b)	57,911	30,114
Nextgen Healthcare, Inc. (a)	95,142	1,723,022
OptimizeRx Corp. (a)	28,785	736,320
Pear Therapeutics, Inc. Class A (a)(b)	44,666	171,071
Phreesia, Inc. (a)	83,949	1,522,835
Schrodinger, Inc. (a)	75,144	1,941,721
Sharecare, Inc. Class A (a)(b)	459,324	1,281,514
Simulations Plus, Inc.	23,644	1,122,617
Streamline Health Solutions, Inc. (a)	94,959	117,749
Tabula Rasa HealthCare, Inc. (a)(b)	34,118	124,190
Teladoc Health, Inc. (a)(b)	258,042	8,796,652
UpHealth, Inc. (a)	105,581	78,552
Veeva Systems, Inc. Class A (a)	225,251	38,351,235
		144,198,961
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)	147,268	7,538,649
Absci Corp. (b)	17,170	62,671
Adaptive Biotechnologies Corp. (a)	176,030	1,376,555
Agilent Technologies, Inc.	486,806	62,096,973
Akoya Biosciences, Inc. (a)	10,639	123,944
Alpha Teknova, Inc. (b)	7,482	57,237
Applied DNA Sciences, Inc. (a)(b)	641	833
Avantor, Inc. (a)	989,286	31,696,723
Azenta, Inc.	121,957	9,346,784
Berkeley Lights, Inc. (a)(b)	69,952	334,371
Bio-Rad Laboratories, Inc. Class A (a)	34,763	18,695,194
Bio-Techne Corp.	63,941	23,640,906
BioNano Genomics, Inc. (a)(b)	457,006	790,620
Bruker Corp.	166,218	10,385,301
Champions Oncology, Inc. (a)	6,812	50,409
Charles River Laboratories International, Inc. (a)	81,399	19,053,878
ChromaDex, Inc. (a)(b)	81,329	154,525
Codex DNA, Inc.	11,274	44,871
Codexis, Inc. (a)	93,591	999,552
Cytek Biosciences, Inc. (b)	26,180	254,208
Danaher Corp.	1,031,931	272,244,036
Harvard Bioscience, Inc. (a)	56,746	207,690
Illumina, Inc. (a)	253,377	60,678,724
Inotiv, Inc. (a)(b)	24,145	369,419
IQVIA Holdings, Inc. (a)	310,083	66,745,366
IsoPlexis Corp. (b)	12,886	27,318
Maravai LifeSciences Holdings, Inc. (a)	175,504	5,466,950
Medpace Holdings, Inc. (a)	47,178	6,757,777
Mettler-Toledo International, Inc. (a)	37,300	47,972,276
Miromatrix Medical, Inc. (b)	6,754	25,868
Nanostring Technologies, Inc. (a)	76,221	1,192,096
Nautilus Biotechnology, Inc. (a)(b)	76,085	278,471
NeoGenomics, Inc. (a)	194,690	1,639,290
Pacific Biosciences of California, Inc. (a)(b)	363,537	2,046,713
PerkinElmer, Inc.	205,078	30,694,024
Personalis, Inc. (a)(b)	51,986	205,865
Quanterix Corp. (a)	54,798	923,894
Quantum-Si, Inc. (a)(b)	146,687	623,420
Rapid Micro Biosystems, Inc. (b)	8,506	42,615
Science 37 Holdings, Inc. (a)(b)	109,685	421,190
Seer, Inc. (a)	58,297	517,677
Singular Genomics Systems, Inc. (a)(b)	12,930	42,023
SomaLogic, Inc. Class A (a)	259,192	1,555,152
Sotera Health Co. (a)	163,887	3,490,793
Standard BioTools, Inc. (a)(b)	112,984	213,540
Syneos Health, Inc. (a)	167,624	12,385,737
Thermo Fisher Scientific, Inc.	638,970	362,660,203
Waters Corp. (a)	98,874	32,425,728
West Pharmaceutical Services, Inc.	120,331	37,348,336
		1,135,906,395
Pharmaceuticals - 3.9%
9 Meters Biopharma, Inc. (a)(b)	348,519	157,565
AcelRx Pharmaceuticals, Inc. (a)	161,025	36,569
Acer Therapeutics, Inc. (a)(b)	6,588	15,745
Aclaris Therapeutics, Inc. (a)	78,982	1,010,180
Adamis Pharmaceuticals Corp. (a)(b)	200,206	97,100
Adial Pharmaceuticals, Inc. (a)(b)	12,772	16,093
Aerie Pharmaceuticals, Inc. (a)	71,273	369,194
Agile Therapeutics, Inc. (a)(b)	2,144	3,002
Alimera Sciences, Inc. (a)(b)	1,036	6,133
Amneal Pharmaceuticals, Inc. (a)	186,979	678,734
Amphastar Pharmaceuticals, Inc. (a)	63,471	2,357,313
Ampio Pharmaceuticals, Inc. (a)(b)	268,882	49,152
Amylyx Pharmaceuticals, Inc. (b)	15,806	140,515
Angion Biomedica Corp. (a)(b)	6,656	11,715
ANI Pharmaceuticals, Inc. (a)(b)	18,167	549,552
Aquestive Therapeutics, Inc. (a)(b)	29,801	29,622
Arvinas Holding Co. LLC (a)	71,562	2,983,420
Assertio Holdings, Inc. (a)(b)	79,725	239,972
AstraZeneca PLC rights (a)(c)	7,692	0
Atea Pharmaceuticals, Inc. (a)	85,304	672,196
Athira Pharma, Inc. (a)	48,208	437,729
Avenue Therapeutics, Inc. (a)	6,166	1,726
Axsome Therapeutics, Inc. (a)(b)	48,372	1,209,300
Aytu BioScience, Inc. (a)(b)	31,782	17,343
Baudax Bio, Inc. (a)	2,199	1,671
Biofrontera, Inc. (b)	8,427	24,185
Bristol-Myers Squibb Co.	3,535,262	266,735,518
Cara Therapeutics, Inc. (a)	70,847	589,447
Cassava Sciences, Inc. (a)(b)	59,597	1,823,668
Catalent, Inc. (a)	296,183	30,524,620
CinCor Pharma, Inc.	20,051	311,994
Citius Pharmaceuticals, Inc. (a)(b)	224,231	210,710
Clearside Biomedical, Inc. (a)	75,812	98,556
Clever Leaves Holdings, Inc. (a)(b)	37,601	43,241
Cocrystal Pharma, Inc. (a)(b)	102,307	41,127
Collegium Pharmaceutical, Inc. (a)	55,936	873,720
Corcept Therapeutics, Inc. (a)(b)	164,952	3,437,600
CorMedix, Inc. (a)(b)	59,573	193,017
Cumberland Pharmaceuticals, Inc. (a)	5,048	10,550
CymaBay Therapeutics, Inc. (a)	111,875	219,275
Dare Bioscience, Inc. (a)(b)	83,204	102,341
DICE Therapeutics, Inc. (b)	26,843	369,091
Durect Corp. (a)(b)	300,972	165,535
Edgewise Therapeutics, Inc. (a)	31,396	196,225
Elanco Animal Health, Inc. (a)	762,804	18,078,455
Elanco Animal Health, Inc. rights (a)(c)	71,624	1
Eli Lilly & Co.	1,287,866	403,668,719
Eloxx Pharmaceuticals, Inc. (a)(b)	111,164	33,360
Endo International PLC (a)	362,695	191,394
Enveric Biosciences, Inc. (a)(b)	23,136	4,574
Esperion Therapeutics, Inc. (a)	107,452	612,476
Eton Pharmaceuticals, Inc. (a)(b)	30,410	92,446
Evofem Biosciences, Inc. (a)(b)	14,358	5,169
Evoke Pharma, Inc. (a)	494	1,329
Evolus, Inc. (a)(b)	58,378	753,076
Eyenovia, Inc. (a)(b)	16,586	38,645
Eyepoint Pharmaceuticals, Inc. (a)(b)	36,194	349,272
Fulcrum Therapeutics, Inc. (a)	47,442	337,787
Graybug Vision, Inc. (a)(b)	6,561	6,400
Harmony Biosciences Holdings, Inc. (a)	39,934	1,741,122
Harrow Health, Inc. (a)(b)	36,339	262,731
Hepion Pharmaceuticals, Inc. (a)(b)	105,370	82,199
Ikena Oncology, Inc. (a)	13,683	53,364
IMARA, Inc. (a)(b)	8,877	10,386
Innoviva, Inc. (a)	104,480	1,584,962
Intra-Cellular Therapies, Inc. (a)	136,522	7,836,363
Jaguar Health, Inc. (a)(b)	64,081	23,338
Jazz Pharmaceuticals PLC (a)	99,043	14,824,756
Johnson & Johnson	4,270,138	766,617,875
Kala Pharmaceuticals, Inc. (a)(b)	77,128	26,856
KemPharm, Inc. (a)(b)	51,355	237,774
Landos Biopharma, Inc. (a)(b)	9,145	6,641
Lannett Co., Inc. (a)(b)	54,109	28,137
Lipocine, Inc. (a)(b)	129,114	104,711
Liquidia Technologies, Inc. (a)	62,708	254,594
Lyra Therapeutics, Inc. (a)(b)	173	926
Marinus Pharmaceuticals, Inc. (a)	48,200	233,770
Merck & Co., Inc.	4,097,021	377,048,843
MyMD Pharmaceuticals, Inc. (a)(b)	46,364	139,556
Nektar Therapeutics (a)(b)	287,218	999,519
NGM Biopharmaceuticals, Inc. (a)	57,362	793,890
NovaBay Pharmaceuticals, Inc. (a)(b)	4,499	910
Novan, Inc. (a)(b)	20,460	52,787
NRX Pharmaceuticals, Inc. (a)	44,573	24,934
Nuvation Bio, Inc. (a)(b)	182,873	645,542
Ocular Therapeutix, Inc. (a)	116,440	364,457
Ocuphire Pharma, Inc. (a)(b)	18,916	40,102
Ocuphire Pharma, Inc. rights (a)(c)	621	515
Omeros Corp. (a)(b)	102,323	253,761
Onconova Therapeutics, Inc. (a)(b)	23,169	27,108
Opiant Pharmaceuticals, Inc. (a)	7,158	97,062
OptiNose, Inc. (a)	99,846	205,184
Organon & Co.	410,783	15,593,323
Otonomy, Inc. (a)	64,513	126,445
Pacira Biosciences, Inc. (a)	72,123	4,561,780
Palisade Bio, Inc. rights (a)(c)	289	0
Paratek Pharmaceuticals, Inc. (a)(b)	56,395	106,587
Perrigo Co. PLC	217,224	8,658,549
Petros Pharmaceuticals, Inc. (a)	1,091	1,064
Pfizer, Inc.	9,103,207	482,834,099
Phathom Pharmaceuticals, Inc. (a)(b)	25,460	182,548
Phibro Animal Health Corp. Class A	34,319	659,268
Pliant Therapeutics, Inc. (a)	33,438	188,256
PLx Pharma PLC (a)(b)	35,408	82,501
Prestige Brands Holdings, Inc. (a)	81,607	4,555,303
Processa Pharmaceuticals, Inc. (a)	8,812	22,471
ProPhase Labs, Inc. (b)	16,656	150,737
Provention Bio, Inc. (a)(b)	78,461	323,259
Pulmatrix, Inc. (a)(b)	4,453	23,868
Rain Therapeutics, Inc. (a)	9,355	21,704
Rani Therapeutics Holdings, Inc. (b)	9,157	104,390
Reata Pharmaceuticals, Inc. (a)(b)	41,965	1,186,770
Relmada Therapeutics, Inc. (a)	39,776	747,391
Revance Therapeutics, Inc. (a)	105,704	1,446,031
Roivant Sciences Ltd. (a)(b)	161,554	717,300
Royalty Pharma PLC	581,355	23,916,945
RVL Pharmaceuticals PLC (a)	23,005	33,587
Satsuma Pharmaceuticals, Inc. (a)	10,782	34,718
scPharmaceuticals, Inc. (a)	4,001	19,205
SCYNEXIS, Inc. (a)(b)	38,662	81,577
Seelos Therapeutics, Inc. (a)	135,701	88,002
Seelos Therapeutics, Inc. rights (a)(b)(c)	1,387	0
SIGA Technologies, Inc.	87,801	960,543
Supernus Pharmaceuticals, Inc. (a)	84,923	2,366,804
Tarsus Pharmaceuticals, Inc. (a)(b)	9,411	129,401
Terns Pharmaceuticals, Inc. (a)	10,067	17,416
TFF Pharmaceuticals, Inc. (a)(b)	25,686	144,869
TherapeuticsMD, Inc. (a)(b)	11,150	110,720
Theravance Biopharma, Inc. (a)	83,308	731,444
Theseus Pharmaceuticals, Inc.	15,814	106,745
Trevi Therapeutics, Inc. (a)(b)	8,589	20,785
Tricida, Inc. (a)(b)	46,720	389,645
Ventyx Biosciences, Inc. (b)	13,802	241,673
Verrica Pharmaceuticals, Inc. (a)(b)	20,129	38,849
Viatris, Inc.	1,962,166	24,075,777
Vyne Therapeutics, Inc. (a)(b)	75,926	30,932
WAVE Life Sciences (a)	63,625	89,075
Xeris Biopharma Holdings, Inc. (a)(b)	172,855	382,010
Xeris Biopharma Holdings, Inc. rights (a)(c)	72,002	13,041
Zoetis, Inc. Class A	768,213	131,310,648
Zynerba Pharmaceuticals, Inc. (a)(b)	56,274	53,882
		2,623,541,676
TOTAL HEALTH CARE		9,380,763,632
INDUSTRIALS - 8.7%
Aerospace & Defense - 1.5%
AAR Corp. (a)	52,938	2,552,670
Aerojet Rocketdyne Holdings, Inc. (a)	120,883	4,924,773
AeroVironment, Inc. (a)	37,770	3,473,329
AerSale Corp. (a)	25,215	349,480
Air Industries Group, Inc. (a)(b)	17,165	12,359
Archer Aviation, Inc. Class A (a)(b)	224,092	936,705
Astra Space, Inc. Class A (a)(b)	205,493	530,172
Astronics Corp. (a)	36,467	382,904
Astrotech Corp. (a)(b)	1,228	670
Axon Enterprise, Inc. (a)	115,253	11,682,044
BWX Technologies, Inc.	151,790	7,771,648
Byrna Technologies, Inc. (a)(b)	36,119	291,119
Cadre Holdings, Inc.	9,401	236,811
Curtiss-Wright Corp.	65,035	9,233,669
Ducommun, Inc. (a)	17,391	793,899
General Dynamics Corp.	373,521	84,008,608
HEICO Corp. (b)	84,816	12,132,929
HEICO Corp. Class A	100,937	11,818,713
Hexcel Corp.	134,376	7,719,901
Howmet Aerospace, Inc.	616,494	22,051,990
Huntington Ingalls Industries, Inc.	63,981	13,465,441
Innovative Solutions & Support, Inc. (a)	15,429	134,849
Kaman Corp.	44,496	1,611,200
Kratos Defense & Security Solutions, Inc. (a)	206,943	2,984,118
L3Harris Technologies, Inc.	317,799	76,557,779
Lockheed Martin Corp.	392,813	172,880,929
Maxar Technologies, Inc.	114,940	3,432,108
Mercury Systems, Inc. (a)	91,321	5,461,909
Momentus, Inc. Class A (a)(b)	98,824	286,590
Moog, Inc. Class A	49,726	4,047,199
National Presto Industries, Inc.	8,226	555,995
Northrop Grumman Corp.	237,832	111,298,241
Park Aerospace Corp.	27,998	341,016
Parsons Corp. (a)	42,021	1,640,500
Raytheon Technologies Corp.	2,420,243	230,213,514
Redwire Corp. (a)(b)	24,954	108,799
Rocket Lab U.S.A., Inc. Class A (a)	235,277	1,119,919
SIFCO Industries, Inc. (a)(b)	3,677	15,480
Sigma Labs, Inc. (a)(b)	24,802	34,227
Spirit AeroSystems Holdings, Inc. Class A	168,960	5,308,723
Textron, Inc.	358,935	23,434,866
The Boeing Co. (a)	888,285	116,720,649
TransDigm Group, Inc. (a)	85,371	51,681,042
Triumph Group, Inc. (a)	105,938	1,620,851
Vectrus, Inc. (a)	17,920	641,894
Virgin Galactic Holdings, Inc. (a)(b)	281,388	1,972,530
VirTra, Inc. (a)(b)	10,373	52,280
Woodward, Inc.	101,301	10,293,195
		1,018,820,236
Air Freight & Logistics - 0.6%
Air T, Inc. (a)	2,344	36,918
Air Transport Services Group, Inc. (a)	93,480	2,824,966
Atlas Air Worldwide Holdings, Inc. (a)	43,035	2,999,970
C.H. Robinson Worldwide, Inc.	210,881	22,882,697
Expeditors International of Washington, Inc.	274,879	29,917,830
FedEx Corp.	395,353	88,788,377
Forward Air Corp.	45,062	4,199,328
GXO Logistics, Inc. (a)	164,788	8,943,045
Hub Group, Inc. Class A (a)	55,569	4,055,426
Radiant Logistics, Inc. (a)	65,808	436,307
United Parcel Service, Inc. Class B	1,182,691	215,545,435
		380,630,299
Airlines - 0.2%
Alaska Air Group, Inc. (a)	204,075	9,848,660
Allegiant Travel Co. (a)	24,568	3,671,688
American Airlines Group, Inc. (a)(b)	1,040,957	18,601,902
Blade Air Mobility, Inc. (a)(b)	82,254	566,730
Delta Air Lines, Inc. (a)	1,032,067	43,026,873
Frontier Group Holdings, Inc. (a)	48,856	525,202
Hawaiian Holdings, Inc. (a)	88,296	1,567,254
JetBlue Airways Corp. (a)	514,307	5,523,657
Joby Aviation, Inc. (a)(b)	437,847	2,583,297
Mesa Air Group, Inc. (a)(b)	46,703	143,378
SkyWest, Inc. (a)	83,083	2,239,918
Southwest Airlines Co. (a)	964,723	44,242,197
Spirit Airlines, Inc. (a)	176,591	3,699,581
Sun Country Airlines Holdings, Inc. (a)(b)	50,133	1,185,645
United Airlines Holdings, Inc. (a)	521,707	24,848,904
Wheels Up Experience, Inc. Class A (a)	287,240	726,717
		163,001,603
Building Products - 0.6%
A.O. Smith Corp.	214,980	12,924,598
AAON, Inc.	66,952	3,587,288
Advanced Drain Systems, Inc.	92,158	10,092,223
Allegion PLC	144,802	16,167,143
Alpha PRO Tech Ltd. (a)(b)	16,469	74,275
American Woodmark Corp. (a)	25,743	1,340,695
Apogee Enterprises, Inc.	41,015	1,706,224
Armstrong World Industries, Inc.	76,370	6,376,895
Builders FirstSource, Inc. (a)	310,748	20,226,587
Carlisle Companies, Inc.	85,029	21,633,928
Carrier Global Corp.	1,385,257	54,454,453
Cornerstone Building Brands, Inc. (a)	85,343	2,095,171
CSW Industrials, Inc.	25,569	2,713,382
Fortune Brands Home & Security, Inc.	222,438	15,426,075
Gibraltar Industries, Inc. (a)	51,839	2,164,797
Griffon Corp.	77,041	2,470,705
Hayward Holdings, Inc. (a)	94,274	1,442,392
Insteel Industries, Inc.	31,347	1,298,079
Janus International Group, Inc. (a)(b)	107,423	1,190,247
Jeld-Wen Holding, Inc. (a)	146,433	2,757,333
Johnson Controls International PLC	1,141,705	62,234,340
Lennox International, Inc.	54,369	11,357,684
Masco Corp.	393,227	22,292,039
Masonite International Corp. (a)	38,895	3,571,728
Owens Corning	161,974	15,481,475
PGT Innovations, Inc. (a)	97,850	1,966,785
Quanex Building Products Corp.	54,142	1,101,248
Resideo Technologies, Inc. (a)	237,658	5,613,482
Simpson Manufacturing Co. Ltd.	70,021	7,586,775
Tecnoglass, Inc. (b)	34,853	747,945
The AZEK Co., Inc. (a)	178,044	3,751,387
Trane Technologies PLC	379,988	52,461,143
Trex Co., Inc. (a)	185,397	11,813,497
UFP Industries, Inc.	100,796	7,781,451
View, Inc. Class A (a)(b)	119,339	151,561
Zurn Water Solutions Corp.	201,636	5,811,150
		393,866,180
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	109,996	5,318,307
ACCO Brands Corp.	163,699	1,234,290
Acme United Corp.	9,376	305,658
ACV Auctions, Inc. Class A (a)	160,723	1,356,502
Aqua Metals, Inc. (a)(b)	89,321	75,923
ARC Document Solutions, Inc.	47,602	142,330
Aris Water Solution, Inc. Class A	36,870	753,254
Aurora Innovation, Inc. (a)(b)	412,146	1,302,381
Brady Corp. Class A	79,599	3,861,347
BrightView Holdings, Inc. (a)	83,005	1,079,065
Casella Waste Systems, Inc. Class A (a)	80,445	5,758,253
CECO Environmental Corp. (a)	48,247	302,026
Charah Solutions, Inc. (a)(b)	8,915	27,102
Cimpress PLC (a)	31,479	1,371,855
Cintas Corp.	143,210	57,044,839
Clean Harbors, Inc. (a)	81,172	7,581,465
Copart, Inc. (a)	347,576	39,807,879
CoreCivic, Inc. (a)	195,332	2,513,923
Deluxe Corp.	71,451	1,709,822
Driven Brands Holdings, Inc. (a)	93,610	2,709,073
DSS, Inc. (a)	33,676	13,470
Ennis, Inc.	45,280	821,832
Fuel Tech, Inc. (a)	36,624	47,245
Harsco Corp. (a)	123,643	1,026,237
Healthcare Services Group, Inc.	118,454	2,033,855
Heritage-Crystal Clean, Inc. (a)	27,312	752,992
HNI Corp.	72,559	2,766,675
IAA, Inc. (a)	216,948	8,467,480
Interface, Inc.	99,933	1,438,036
KAR Auction Services, Inc. (a)	190,365	3,040,129
Kimball International, Inc. Class B	60,393	515,756
Matthews International Corp. Class A	51,046	1,651,849
Millerknoll, Inc.	124,810	3,769,262
Montrose Environmental Group, Inc. (a)(b)	43,921	1,779,240
MSA Safety, Inc.	59,454	7,579,790
NL Industries, Inc.	6,623	60,799
Odyssey Marine Exploration, Inc. (a)(b)	13,660	52,045
Performant Financial Corp. (a)(b)	86,393	209,935
Perma-Fix Environmental Services, Inc. (a)	4,892	27,151
Pitney Bowes, Inc.	271,890	1,272,445
Quad/Graphics, Inc. (a)	51,262	206,073
Quest Resource Holding Corp. (a)	13,551	59,624
Recycling Asset Holdings, Inc. (a)(c)	1,142	40
Republic Services, Inc.	339,036	45,376,578
Rollins, Inc.	367,722	13,039,422
Shapeways Holdings, Inc. (a)(b)	16,765	27,327
SP Plus Corp. (a)	36,498	1,166,476
Steelcase, Inc. Class A	137,111	1,680,981
Stericycle, Inc. (a)	148,222	7,492,622
Team, Inc. (a)	50,049	59,058
Tetra Tech, Inc.	87,190	11,768,034
The Brink's Co.	79,510	4,836,593
The GEO Group, Inc. (a)	199,379	1,417,585
UniFirst Corp.	24,711	4,038,766
Viad Corp. (a)	32,024	964,563
Virco Manufacturing Co. (a)	1,891	6,051
VSE Corp.	15,966	620,439
Waste Management, Inc.	623,977	98,906,594
		363,248,343
Construction & Engineering - 0.2%
AECOM	229,711	16,045,313
Ameresco, Inc. Class A (a)(b)	51,224	3,007,873
API Group Corp. (a)	326,774	5,702,206
Arcosa, Inc.	77,864	4,116,670
Argan, Inc.	22,516	900,415
Bowman Consulting Group Ltd.	4,071	62,327
Comfort Systems U.S.A., Inc.	57,420	5,151,722
Concrete Pumping Holdings, Inc. (a)	49,943	270,192
Construction Partners, Inc. Class A (a)	63,665	1,463,658
Dycom Industries, Inc. (a)	48,747	4,538,833
EMCOR Group, Inc.	85,917	9,075,413
Fluor Corp. (a)(b)	225,208	6,357,622
Granite Construction, Inc.	72,759	2,375,581
Great Lakes Dredge & Dock Corp. (a)	111,001	1,631,715
IES Holdings, Inc. (a)	18,535	572,546
Infrastructure and Energy Alternatives, Inc. (a)	56,324	457,914
INNOVATE Corp. (a)(b)	108,565	263,813
iSun, Inc. (a)	5,821	19,384
Limbach Holdings, Inc. (a)	9,347	49,539
MasTec, Inc. (a)	96,427	8,060,333
Matrix Service Co. (a)	45,828	276,343
MDU Resources Group, Inc.	328,413	8,991,948
MYR Group, Inc. (a)	28,918	2,649,178
Northwest Pipe Co. (a)	14,039	469,043
NV5 Global, Inc. (a)	19,896	2,450,789
Orbital Energy Group, Inc. (a)(b)	86,881	94,700
Orion Group Holdings, Inc. (a)	65,396	173,299
Primoris Services Corp.	84,607	2,054,258
Quanta Services, Inc.	231,097	27,500,543
Sterling Construction Co., Inc. (a)	44,478	1,094,604
Tutor Perini Corp. (a)	63,623	645,137
Valmont Industries, Inc.	34,622	8,889,199
Williams Industrial Services G (a)(b)	15,203	25,389
Willscot Mobile Mini Holdings (a)	360,968	12,897,387
		138,334,886
Electrical Equipment - 0.6%
Acuity Brands, Inc.	56,619	9,909,457
Advent Technologies Holdings, Inc. Class A (a)(b)	74,346	101,111
Allied Motion Technologies, Inc.	18,634	457,278
American Superconductor Corp. (a)(b)	34,421	183,808
AMETEK, Inc.	375,882	45,658,387
Array Technologies, Inc. (a)	187,165	2,073,788
Atkore, Inc. (a)	74,285	8,091,122
AZZ, Inc.	41,474	1,856,376
Babcock & Wilcox Enterprises, Inc. (a)	110,748	725,399
Beam Global (a)(b)	12,935	184,841
Bitnile Holdings, Inc. (a)(b)	55,221	21,017
Blink Charging Co. (a)(b)	56,238	895,871
Bloom Energy Corp. Class A (a)(b)	235,370	4,123,682
Broadwind, Inc. (a)	11,239	20,118
Capstone Turbine Corp. (a)(b)	19,527	57,800
ChargePoint Holdings, Inc. Class A (a)(b)	276,200	3,532,598
Eaton Corp. PLC	646,415	89,593,119
Emerson Electric Co.	963,198	85,397,135
Encore Wire Corp.	33,727	4,216,550
Energous Corp. (a)(b)	69,319	71,399
Energy Focus, Inc. (a)(b)	1,128	1,001
EnerSys	69,146	4,682,567
Enovix Corp. (a)(b)	156,499	1,882,683
Eos Energy Enterprises, Inc. (a)(b)	61,950	85,491
Espey Manufacturing & Electronics Corp. (a)	1,421	19,681
ESS Tech, Inc. Class A (a)(b)	108,020	446,123
Fluence Energy, Inc. (b)	57,867	567,097
Flux Power Holdings, Inc. (a)(b)	13,273	36,103
FTC Solar, Inc. (a)(b)	26,011	105,345
FuelCell Energy, Inc. (a)(b)	612,700	2,512,070
Generac Holdings, Inc. (a)	102,384	25,297,039
GrafTech International Ltd.	331,218	2,874,972
Heliogen, Inc. (a)(b)	185,139	716,488
Hubbell, Inc. Class B	88,177	16,741,285
Ideal Power, Inc. (a)(b)	8,368	112,968
KULR Technology Group, Inc. (a)(b)	73,685	121,580
LSI Industries, Inc.	37,910	253,239
Nuvve Holding Corp. (a)(b)	20,830	140,603
nVent Electric PLC	274,204	9,706,822
Ocean Power Technologies, Inc. (a)(b)	72,330	54,248
Orion Energy Systems, Inc. (a)	45,571	101,623
Pineapple Energy, Inc. (a)(b)	760	2,052
Pineapple Energy, Inc. rights (a)(c)	760	0
Plug Power, Inc. (a)(b)	834,449	15,420,618
Polar Power, Inc. (a)(b)	7,081	20,606
Powell Industries, Inc.	13,125	352,800
Preformed Line Products Co.	4,117	255,213
Regal Rexnord Corp.	109,450	13,675,778
Rockwell Automation, Inc.	188,350	40,156,220
Romeo Power, Inc. (a)(b)	176,207	138,446
Sensata Technologies, Inc. PLC	254,807	12,238,380
SES AI Corp. Class A (a)(b)	205,451	1,392,958
Shoals Technologies Group, Inc. (a)	166,630	2,599,428
Stem, Inc. (a)(b)	208,275	1,799,496
Sunrun, Inc. (a)	334,455	8,735,965
Sunworks, Inc. (a)(b)	40,952	84,361
Thermon Group Holdings, Inc. (a)	50,679	797,687
TPI Composites, Inc. (a)(b)	63,452	875,003
Ultralife Corp. (a)	35,865	173,228
Vertiv Holdings Co.	489,181	5,376,099
Vicor Corp. (a)	34,753	2,338,877
Westwater Resources, Inc. (a)(b)	45,895	56,451
		430,119,550
Industrial Conglomerates - 0.7%
3M Co.	927,596	138,480,807
General Electric Co.	1,783,858	139,658,243
Honeywell International, Inc.	1,112,666	215,434,391
		493,573,441
Machinery - 1.8%
AGCO Corp.	98,883	12,669,879
AgEagle Aerial Systems, Inc. (a)(b)	92,813	72,413
Agrify Corp. (a)(b)	29,004	73,670
Alamo Group, Inc.	15,756	1,853,378
Albany International Corp. Class A	52,609	4,440,200
Allison Transmission Holdings, Inc.	167,536	6,703,115
Altra Industrial Motion Corp.	107,093	4,199,117
Astec Industries, Inc.	36,430	1,703,831
Barnes Group, Inc.	78,082	2,813,294
Berkshire Grey, Inc. Class A (a)(b)	63,119	141,387
Blue Bird Corp. (a)	30,138	367,985
Caterpillar, Inc.	877,018	189,304,335
Chart Industries, Inc. (a)	57,257	10,070,361
CIRCOR International, Inc. (a)	31,076	604,117
Columbus McKinnon Corp. (NY Shares)	46,628	1,573,695
Commercial Vehicle Group, Inc. (a)	49,365	333,214
Crane Holdings Co.	79,866	7,639,982
Cummins, Inc.	231,014	48,309,648
Deere & Co.	454,727	162,692,226
Desktop Metal, Inc. (a)(b)	303,529	622,234
Donaldson Co., Inc.	200,392	10,476,494
Douglas Dynamics, Inc.	37,087	1,165,274
Dover Corp.	234,056	31,342,439
Eastern Co.	8,982	190,868
Energy Recovery, Inc. (a)	64,072	1,294,895
Enerpac Tool Group Corp. Class A	94,784	1,850,184
EnPro Industries, Inc.	32,910	3,151,462
ESAB Corp.	72,760	3,638,000
ESCO Technologies, Inc.	41,927	2,759,216
Evoqua Water Technologies Corp. (a)	192,431	6,848,619
Fast Radius, Inc. Class A (a)(b)	23,247	12,686
Fathom Digital Manufacturing Corp. (a)(b)	7,967	39,198
Federal Signal Corp.	101,454	3,561,035
Flowserve Corp.	207,971	6,551,087
Fortive Corp.	582,040	35,952,611
Franklin Electric Co., Inc.	62,979	4,642,812
FreightCar America, Inc. (a)(b)	13,689	62,148
Gates Industrial Corp. PLC (a)	150,675	1,922,613
Gencor Industries, Inc. (a)	10,152	102,028
Gorman-Rupp Co.	34,129	1,016,703
Graco, Inc.	275,307	17,426,933
Graham Corp.	19,661	145,688
Helios Technologies, Inc.	52,550	3,595,471
Hillenbrand, Inc.	120,256	5,031,511
Hillman Solutions Corp. Class A (a)(b)	179,578	2,048,985
Hurco Companies, Inc.	8,700	235,161
Hydrofarm Holdings Group, Inc. (a)(b)	58,803	405,153
Hyliion Holdings Corp. Class A (a)(b)	167,994	609,818
Hyster-Yale Materials Handling Class A	15,771	582,738
Hyzon Motors, Inc. Class A (a)(b)	152,523	741,262
IDEX Corp.	123,825	23,718,679
Illinois Tool Works, Inc.	463,444	96,428,793
Ingersoll Rand, Inc.	661,899	31,208,538
ITT, Inc.	137,853	10,176,308
John Bean Technologies Corp.	51,936	6,323,208
Kadant, Inc.	18,432	3,411,763
Kennametal, Inc.	134,824	3,740,018
L.B. Foster Co. Class A (a)	14,144	185,711
Lightning eMotors, Inc. (a)(b)	43,434	174,170
Lincoln Electric Holdings, Inc.	95,741	13,003,543
Lindsay Corp.	17,700	2,230,200
LiqTech International, Inc. (a)(b)	36,587	20,306
Luxfer Holdings PLC sponsored	80,461	1,343,699
Manitex International, Inc. (a)	15,946	109,868
Manitowoc Co., Inc. (a)	54,859	714,264
Markforged Holding Corp. (a)(b)	126,902	335,021
Mayville Engineering Co., Inc. (a)(b)	21,728	197,073
Meritor, Inc. (a)	115,425	4,174,922
Microvast Holdings, Inc. (a)(b)	382,808	1,914,040
Middleby Corp. (a)	90,318	13,679,564
Miller Industries, Inc.	17,789	439,033
Mueller Industries, Inc.	93,697	5,045,583
Mueller Water Products, Inc. Class A	257,600	3,073,168
Nikola Corp. (a)(b)	327,290	2,310,667
NN, Inc. (a)(b)	70,310	196,868
Nordson Corp.	87,862	19,143,373
Omega Flex, Inc.	5,326	588,736
Oshkosh Corp.	110,529	10,269,249
Otis Worldwide Corp.	689,402	51,291,509
PACCAR, Inc.	561,885	48,794,093
Park-Ohio Holdings Corp. (b)	15,706	244,699
Parker Hannifin Corp.	208,611	56,777,656
Pentair PLC	266,772	13,383,951
Perma-Pipe International Holdings, Inc. (a)	248	2,909
Proterra, Inc. Class A (a)(b)	296,310	1,911,200
Proto Labs, Inc. (a)	43,763	2,108,939
RBC Bearings, Inc. (a)	46,806	8,724,170
REV Group, Inc. (b)	54,109	663,917
Sarcos Technology and Robotics Corp. Class A (a)(b)	166,437	714,015
Shyft Group, Inc. (The)	50,736	1,125,832
Snap-On, Inc.	86,381	19,166,216
SPX Corp. (a)	74,336	3,741,331
Standex International Corp.	19,575	1,822,433
Stanley Black & Decker, Inc.	263,774	31,307,336
Tennant Co.	29,822	1,856,121
Terex Corp.	112,082	3,966,582
The Greenbrier Companies, Inc.	52,955	2,203,458
The L.S. Starrett Co. Class A (a)	3,411	26,401
Timken Co.	112,276	6,856,695
Titan International, Inc. (a)	85,722	1,560,998
Toro Co.	170,795	14,088,880
Trinity Industries, Inc.	137,203	3,410,867
Twin Disc, Inc. (a)	13,536	135,360
Urban-Gro, Inc. (a)(b)	10,932	65,155
Velo3D, Inc. (a)	107,482	264,406
Wabash National Corp.	88,082	1,352,059
Watts Water Technologies, Inc. Class A	44,588	5,833,448
Welbilt, Inc. (a)	211,794	5,013,164
Westinghouse Air Brake Tech Co.	303,334	28,652,930
Xos, Inc. Class A (a)(b)	75,804	225,138
Xylem, Inc.	292,523	24,645,063
		1,199,684,469
Marine - 0.0%
Eagle Bulk Shipping, Inc. (b)	20,265	1,484,614
Genco Shipping & Trading Ltd.	59,921	1,513,005
Kirby Corp. (a)	95,789	6,468,631
Matson, Inc.	69,287	6,227,516
Pangaea Logistics Solutions Ltd.	36,429	244,439
		15,938,205
Professional Services - 0.6%
Acacia Research Corp. (a)	84,790	405,296
Alight, Inc. Class A (a)	402,836	3,287,142
ASGN, Inc. (a)	84,072	8,006,177
Atlas Technical Consultants, Inc. (a)	26,005	212,721
Barrett Business Services, Inc.	11,823	885,070
BGSF, Inc.	12,319	156,821
BlackSky Technology, Inc. Class A (a)(b)	120,376	393,630
Booz Allen Hamilton Holding Corp. Class A	213,957	18,370,348
CACI International, Inc. Class A (a)	37,239	10,440,698
CBIZ, Inc. (a)	86,061	3,525,059
Clarivate Analytics PLC (a)(b)	662,004	9,777,799
CoStar Group, Inc. (a)	639,910	38,996,115
CRA International, Inc.	12,291	1,053,707
DLH Holdings Corp. (a)	18,283	302,584
Dun & Bradstreet Holdings, Inc. (a)	240,695	4,156,803
Equifax, Inc.	197,504	40,010,360
Exponent, Inc.	83,453	7,543,317
First Advantage Corp.	64,760	945,496
Forrester Research, Inc. (a)	18,246	954,813
Franklin Covey Co. (a)	19,917	763,020
FTI Consulting, Inc. (a)	54,600	9,172,800
Gee Group, Inc. (a)	144,333	83,944
Heidrick & Struggles International, Inc.	31,293	1,081,486
Hill International, Inc. (a)	66,466	110,334
Hirequest, Inc.	2,405	37,133
HireRight Holdings Corp.	40,234	593,452
Hudson Global, Inc. (a)	2,120	82,192
Huron Consulting Group, Inc. (a)	38,344	2,297,572
ICF International, Inc.	28,953	2,959,286
Insperity, Inc.	57,815	5,785,547
Jacobs Engineering Group, Inc.	209,705	29,377,573
KBR, Inc.	226,051	11,248,298
Kelly Services, Inc. Class A (non-vtg.)	59,921	1,196,023
Kforce, Inc.	32,992	2,166,915
Korn Ferry	87,561	5,381,499
LegalZoom.com, Inc. (b)	31,735	415,729
Leidos Holdings, Inc.	227,091	23,731,010
Manpower, Inc.	87,187	7,812,827
ManTech International Corp. Class A	45,315	4,334,380
Mastech Digital, Inc. (a)	3,834	68,916
MISTRAS Group, Inc. (a)	27,338	158,287
Nielsen Holdings PLC	575,759	14,716,400
Planet Labs PBC Class A (a)(b)	361,681	2,199,020
RCM Technologies, Inc. (a)	11,207	246,330
Red Violet, Inc. (a)(b)	15,889	388,486
Resources Connection, Inc.	45,089	832,794
Robert Half International, Inc.	177,951	16,042,283
Science Applications International Corp.	91,395	7,911,151
ShiftPixy, Inc. (a)(b)	35,098	12,214
Skillsoft Corp. (a)(b)	126,123	739,081
Spire Global, Inc. (a)(b)	194,667	297,841
Sterling Check Corp. (b)	27,386	508,832
TransUnion Holding Co., Inc.	310,320	26,938,879
TriNet Group, Inc. (a)	64,498	5,065,673
TrueBlue, Inc. (a)	57,204	1,259,632
Upwork, Inc. (a)	193,722	3,535,427
Verisk Analytics, Inc.	260,470	45,561,412
Willdan Group, Inc. (a)(b)	19,268	513,300
		385,050,934
Road & Rail - 1.0%
AMERCO	15,985	7,832,330
ArcBest Corp.	40,546	3,066,494
Avis Budget Group, Inc. (a)(b)	64,590	12,290,185
Bird Global, Inc. Class A (a)	273,684	207,261
Covenant Transport Group, Inc. Class A	18,761	425,312
CSX Corp.	3,596,470	114,331,781
Daseke, Inc. (a)	96,300	728,028
Heartland Express, Inc.	81,030	1,157,108
Hertz Global Holdings, Inc.	92,994	1,866,390
HyreCar, Inc. (a)(b)	25,347	28,896
J.B. Hunt Transport Services, Inc.	136,570	23,569,251
Knight-Swift Transportation Holdings, Inc. Class A	266,540	12,964,506
Landstar System, Inc.	61,815	9,360,645
Lyft, Inc. (a)	481,495	8,512,832
Marten Transport Ltd.	102,571	1,801,147
Norfolk Southern Corp.	389,126	93,257,937
Old Dominion Freight Lines, Inc.	151,172	39,038,657
P.A.M. Transportation Services, Inc.	10,708	298,218
Patriot Transportation Holding, Inc.	903	6,763
Ryder System, Inc.	86,511	6,922,610
Saia, Inc. (a)	42,488	8,395,204
Schneider National, Inc. Class B	56,943	1,374,604
TuSimple Holdings, Inc. (a)(b)	53,889	442,429
U.S. Xpress Enterprises, Inc. (a)(b)	38,464	113,853
U.S.A. Truck, Inc. (a)(b)	12,296	194,769
Uber Technologies, Inc. (a)	2,705,936	62,777,715
Union Pacific Corp.	1,032,702	226,967,246
Universal Logistics Holdings, Inc.	13,605	379,443
Werner Enterprises, Inc.	97,977	3,974,927
XPO Logistics, Inc. (a)	158,984	8,496,105
Yellow Corp. (a)	71,428	269,998
		651,052,644
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	173,614	6,529,623
Alta Equipment Group, Inc. (a)	40,888	440,364
Applied Industrial Technologies, Inc.	62,016	6,413,075
Beacon Roofing Supply, Inc. (a)	90,446	5,554,289
BlueLinx Corp. (a)	15,563	1,286,438
Boise Cascade Co.	63,237	4,889,485
Core & Main, Inc. (b)	90,929	2,145,924
Custom Truck One Source, Inc. Class A (a)	77,368	461,113
Distribution Solutions Group I (a)	14,687	563,834
DXP Enterprises, Inc. (a)	30,426	933,470
EVI Industries, Inc. (a)(b)	6,377	69,127
Fastenal Co.	936,005	50,132,428
GATX Corp. (b)	57,945	6,255,163
Global Industrial Co.	26,178	897,120
GMS, Inc. (a)	71,061	3,539,548
H&E Equipment Services, Inc.	50,677	1,806,635
Herc Holdings, Inc.	40,448	4,741,315
Hudson Technologies, Inc. (a)	53,713	537,130
India Globalization Capital, Inc. (a)(b)	57,861	25,135
Karat Packaging, Inc. (a)	4,569	89,689
McGrath RentCorp.	39,796	3,271,629
Mega Matrix Corp.	12,120	13,332
MRC Global, Inc. (a)	113,270	1,267,491
MSC Industrial Direct Co., Inc. Class A	76,002	6,454,850
NOW, Inc. (a)	179,120	1,977,485
Rush Enterprises, Inc.:
Class A	79,324	4,043,938
Class B	40	1,980
SiteOne Landscape Supply, Inc. (a)	72,061	9,675,630
Titan Machinery, Inc. (a)	32,741	864,690
Transcat, Inc. (a)	13,138	832,818
Triton International Ltd.	107,115	6,830,724
United Rentals, Inc. (a)	117,273	34,968,463
Univar Solutions, Inc. (a)	278,173	8,545,475
Veritiv Corp. (a)	21,887	3,181,275
W.W. Grainger, Inc.	70,363	34,271,706
Watsco, Inc.	53,484	13,672,115
WESCO International, Inc. (a)	72,103	9,054,695
Willis Lease Finance Corp. (a)(b)	5,069	190,189
		236,429,390
TOTAL INDUSTRIALS		5,869,750,180
INFORMATION TECHNOLOGY - 25.9%
Communications Equipment - 0.8%
ADTRAN, Inc.	80,550	1,492,592
Airspan Networks Holdings, Inc. (a)(b)	38,468	120,405
Applied Optoelectronics, Inc. (a)(b)	32,418	76,831
Arista Networks, Inc. (a)	364,917	37,323,711
Aviat Networks, Inc. (a)	15,157	444,403
BK Technologies Corp.	6,655	17,236
Blonder Tongue Laboratories, Inc. (a)(b)	2,363	863
CalAmp Corp. (a)(b)	55,099	400,019
Calix, Inc. (a)	88,701	3,276,615
Cambium Networks Corp. (a)	19,057	272,325
Casa Systems, Inc. (a)(b)	47,918	210,839
Ciena Corp. (a)	249,972	12,703,577
Cisco Systems, Inc.	6,841,017	308,187,816
Clearfield, Inc. (a)	19,689	1,216,780
ClearOne, Inc. (a)	23,778	13,506
CommScope Holding Co., Inc. (a)	336,748	2,528,977
COMSovereign Holding Corp. (a)(b)	74,803	12,769
Comtech Telecommunications Corp.	41,143	514,699
Digi International, Inc. (a)	55,594	1,228,627
DZS, Inc. (a)	23,824	416,682
EMCORE Corp. (a)	52,233	172,369
Extreme Networks, Inc. (a)	212,544	2,108,436
F5, Inc. (a)	98,996	16,140,308
Franklin Wireless Corp. (a)	2,616	9,104
Genasys, Inc. (a)	40,213	154,619
Harmonic, Inc. (a)	164,395	1,583,124
Infinera Corp. (a)(b)	351,575	2,014,525
Inseego Corp. (a)(b)	125,101	257,708
Juniper Networks, Inc.	522,984	16,045,149
KVH Industries, Inc. (a)(b)	21,024	163,567
Lantronix, Inc. (a)	37,900	213,377
Lumentum Holdings, Inc. (a)	117,435	10,108,805
Motorola Solutions, Inc.	274,017	60,212,496
NETGEAR, Inc. (a)	49,273	938,651
NetScout Systems, Inc. (a)	120,500	4,136,765
Network-1 Security Solutions, Inc.	15,146	36,350
Ondas Holdings, Inc. (a)(b)	57,259	413,983
Optical Cable Corp. (a)	398	1,493
PC-Tel, Inc.	20,765	87,628
Plantronics, Inc. (a)	69,469	2,742,636
Ribbon Communications, Inc. (a)	191,766	542,698
Tessco Technologies, Inc. (a)	10,550	64,883
Ubiquiti, Inc. (b)	10,198	2,667,389
ViaSat, Inc. (a)(b)	119,404	4,715,264
Viavi Solutions, Inc. (a)	388,379	5,619,844
Vislink Technologies, Inc. (a)(b)	65,360	46,726
		501,657,169
Electronic Equipment & Components - 0.8%
908 Devices, Inc. (a)	23,483	326,883
Advanced Energy Industries, Inc.	62,075	5,056,630
Aeva Technologies, Inc. (a)(b)	163,649	531,859
AEye, Inc. Class A (a)(b)	192,732	1,129,410
Airgain, Inc. (a)	15,261	156,425
Akoustis Technologies, Inc. (a)(b)	72,240	288,960
Alpine 4 Holdings, Inc. (a)(b)	281,186	189,744
Amphenol Corp. Class A	971,162	68,816,539
Arlo Technologies, Inc. (a)	135,629	960,253
Arrow Electronics, Inc. (a)	113,042	13,638,517
Avnet, Inc.	160,790	7,790,276
Badger Meter, Inc.	47,709	3,775,690
Bel Fuse, Inc. Class B (non-vtg.)	24,186	389,636
Belden, Inc.	73,245	4,217,447
Benchmark Electronics, Inc.	58,759	1,497,767
CDW Corp.	220,096	37,385,507
ClearSign Combustion Corp. (a)(b)	41,576	51,138
Coda Octopus Group, Inc. (a)(b)	5,872	31,415
Cognex Corp.	286,943	13,893,780
Coherent, Inc. (a)	39,941	10,822,413
Corning, Inc.	1,213,928	43,482,901
CPS Technologies Corp. (a)(b)	12,397	43,637
CTS Corp.	54,664	2,223,185
Daktronics, Inc. (a)	56,072	187,280
Digital Ally, Inc. (a)(b)	73,531	65,884
eMagin Corp. (a)(b)	90,283	59,587
ePlus, Inc. (a)	44,608	2,531,058
Evolv Technologies Holdings, Inc. (a)(b)	73,577	214,109
Fabrinet (a)	60,557	5,260,587
FARO Technologies, Inc. (a)	29,116	938,118
Focus Universal, Inc. (a)(b)	43,222	603,811
Frequency Electronics, Inc. (a)	1,929	14,525
Identiv, Inc. (a)(b)	35,097	448,891
II-VI, Inc. (a)(b)	171,678	10,729,875
Insight Enterprises, Inc. (a)	56,228	5,556,451
Intellicheck, Inc. (a)(b)	21,753	38,938
IPG Photonics Corp. (a)	57,141	6,027,804
Iteris, Inc. (a)(b)	71,414	196,389
Itron, Inc. (a)	74,005	3,819,398
Jabil, Inc.	231,139	14,219,671
KEY Tronic Corp. (a)	6,355	31,966
Keysight Technologies, Inc. (a)	298,338	43,438,013
Kimball Electronics, Inc. (a)	37,641	715,555
Knowles Corp. (a)	151,215	2,906,352
LightPath Technologies, Inc. Class A (a)(b)	29,403	48,809
Lightwave Logic, Inc. (a)(b)	160,898	1,288,793
Littelfuse, Inc.	39,799	10,753,690
Luna Innovations, Inc. (a)	47,621	287,631
Methode Electronics, Inc. Class A	62,108	2,797,965
MicroVision, Inc. (a)(b)	253,896	914,026
MICT, Inc. (a)(b)	144,803	102,086
Mirion Technologies, Inc. Class A (a)	181,659	1,453,272
Napco Security Technologies, Inc.	45,148	885,352
National Instruments Corp.	213,078	7,525,915
Neonode, Inc. (a)(b)	7,545	55,079
nLIGHT, Inc. (a)	71,401	876,090
Novanta, Inc. (a)	57,539	7,074,995
OSI Systems, Inc. (a)	26,014	2,183,095
Ouster, Inc. (a)(b)	129,594	285,107
Par Technology Corp. (a)(b)	40,645	1,527,439
PC Connection, Inc.	18,684	835,362
Plexus Corp. (a)	44,896	3,807,181
Powerfleet, Inc. (a)	51,313	121,612
Quanergy Systems, Inc. Class A (a)(b)	38,554	19,501
Red Cat Holdings, Inc. (b)	36,475	75,503
Research Frontiers, Inc. (a)(b)	31,238	54,042
RF Industries Ltd. (a)	7,617	49,891
Richardson Electronics Ltd.	16,718	233,550
Rogers Corp. (a)	30,407	8,069,410
Sanmina Corp. (a)	101,555	4,457,249
ScanSource, Inc. (a)	40,643	1,574,510
Sigmatron International, Inc. (a)(b)	7,949	55,007
Smartrent, Inc. (a)(b)	160,366	963,800
Soluna Holdings, Inc. (a)(b)	9,510	72,847
Sono-Tek Corp. (a)	2,407	14,466
TD SYNNEX Corp.	68,159	7,078,312
TE Connectivity Ltd.	527,194	68,213,632
Teledyne Technologies, Inc. (a)	75,380	30,540,207
Trimble, Inc. (a)	409,200	27,846,060
TTM Technologies, Inc. (a)	174,433	2,492,648
Velodyne Lidar, Inc. (a)(b)	148,508	250,979
Vishay Intertechnology, Inc.	218,305	4,462,154
Vishay Precision Group, Inc. (a)	19,779	601,282
Vontier Corp.	273,386	7,332,213
Wayside Technology Group, Inc.	3,246	122,731
Wireless Telecom Group, Inc. (a)	7,898	11,413
Wrap Technologies, Inc. (a)(b)	42,925	82,416
Zebra Technologies Corp. Class A (a)	86,208	29,154,684
		551,356,280
IT Services - 4.3%
Accenture PLC Class A	1,024,752	305,847,482
Affirm Holdings, Inc. (a)(b)	268,191	7,643,444
AgileThought, Inc. Class A (a)(b)	52,890	232,187
Akamai Technologies, Inc. (a)	262,708	26,544,016
ALJ Regional Holdings, Inc. (a)(b)	34,476	69,642
American Virtual Cloud Technologies, Inc. (a)(b)	86,788	35,583
Automatic Data Processing, Inc.	680,968	151,815,006
Backblaze, Inc. Class A (b)	9,950	63,282
BigCommerce Holdings, Inc. (a)	94,371	1,748,695
Block, Inc. Class A (a)	812,964	71,142,480
BM Technologies, Inc. (a)(b)	21,878	144,176
Bread Financial Holdings, Inc.	78,778	4,340,668
Brightcove, Inc. (a)	67,314	473,891
Broadridge Financial Solutions, Inc.	189,499	27,708,544
Cantaloupe, Inc. (a)(b)	103,731	543,550
Cass Information Systems, Inc.	20,495	699,289
Cerberus Cyber Sentinel Corp. (b)	67,013	391,356
Cloudflare, Inc. (a)	451,825	25,302,200
Cognizant Technology Solutions Corp. Class A	851,159	63,581,577
Computer Task Group, Inc. (a)	14,035	123,929
Concentrix Corp.	69,448	10,756,801
Conduent, Inc. (a)	264,970	1,404,341
Core Scientific, Inc. (a)	396,392	1,399,264
Crexendo, Inc.	4,063	12,189
CSG Systems International, Inc.	51,383	3,195,509
CSP, Inc. (a)	2,607	22,968
Cyxtera Technologies, Inc. Class A (a)	53,994	800,191
Digitalocean Holdings, Inc. (a)(b)	28,464	1,390,466
DXC Technology Co. (a)	404,426	14,243,884
EPAM Systems, Inc. (a)	91,996	31,142,486
Euronet Worldwide, Inc. (a)	85,015	10,300,417
EVERTEC, Inc.	98,801	3,748,510
EVO Payments, Inc. Class A (a)	78,020	1,798,361
Exela Technologies, Inc. (a)(b)	443,823	97,464
ExlService Holdings, Inc. (a)	53,996	7,677,691
Fastly, Inc. Class A (a)(b)	168,754	2,202,240
Fidelity National Information Services, Inc.	987,753	103,220,189
Fiserv, Inc. (a)	963,696	96,543,065
FleetCor Technologies, Inc. (a)	131,431	32,701,347
Flywire Corp. (a)	21,123	407,885
Gartner, Inc. (a)	133,113	34,928,851
Genpact Ltd.	279,779	12,413,794
Global Payments, Inc.	461,791	60,513,093
GoDaddy, Inc. (a)	270,604	20,308,830
GreenBox POS (a)(b)	53,497	140,697
Grid Dynamics Holdings, Inc. (a)	77,575	1,397,126
Hackett Group, Inc.	43,271	886,623
i3 Verticals, Inc. Class A (a)	33,701	785,907
IBM Corp.	1,454,005	201,874,054
Information Services Group, Inc.	51,969	334,680
Innodata, Inc. (a)	31,372	200,781
Inpixon (a)(b)	89,480	16,276
International Money Express, Inc. (a)	53,014	1,093,149
Jack Henry & Associates, Inc.	119,419	22,465,102
Kyndryl Holdings, Inc. (a)(b)	292,537	3,609,907
Limelight Networks, Inc. (a)	224,073	811,144
Liveramp Holdings, Inc. (a)	109,170	2,794,752
Marqeta, Inc. Class A	377,790	3,955,461
MasterCard, Inc. Class A	1,399,597	500,873,778
Maximus, Inc.	101,005	6,554,214
MoneyGram International, Inc. (a)	147,431	1,486,104
MongoDB, Inc. Class A (a)	108,017	25,616,232
Okta, Inc. (a)	240,520	19,975,186
Paya Holdings, Inc. (a)(b)	140,998	830,478
Paychex, Inc.	520,483	64,451,410
Paymentus Holdings, Inc. (a)(b)	22,563	342,732
Payoneer Global, Inc. (a)(b)	327,808	1,642,318
PayPal Holdings, Inc. (a)	1,889,313	160,988,361
Paysign, Inc. (a)(b)	43,478	66,521
Perficient, Inc. (a)	52,451	5,135,477
PFSweb, Inc. (a)	26,610	344,067
Priority Technology Holdings, Inc. (a)	6,061	31,032
Rackspace Technology, Inc. (a)(b)	101,318	935,165
Repay Holdings Corp. (a)(b)	122,143	1,520,680
Sabre Corp. (a)	522,212	3,921,812
ServiceSource International, Inc. (a)	155,184	226,569
Shift4 Payments, Inc. (a)(b)	82,241	3,754,302
Snowflake, Inc. (a)	382,035	48,766,768
SolarWinds, Inc.	72,102	839,267
Squarespace, Inc. Class A (a)(b)	49,523	1,019,679
SS&C Technologies Holdings, Inc.	358,567	22,944,702
StarTek, Inc. (a)	19,120	68,832
Steel Connect, Inc. (a)(b)	24,325	29,190
Switch, Inc. Class A	212,459	7,170,491
TaskUs, Inc. (b)	42,675	1,048,952
The Western Union Co.	641,380	11,634,633
Thoughtworks Holding, Inc.	61,853	1,070,675
Toast, Inc. (b)	121,731	1,976,911
Ttec Holdings, Inc.	29,519	1,990,761
Tucows, Inc. (a)(b)	17,083	827,159
Twilio, Inc. Class A (a)	272,799	28,690,271
Unisys Corp. (a)	110,846	1,322,393
Usio, Inc. (a)	20,216	50,136
VeriSign, Inc. (a)	156,697	27,351,461
Verra Mobility Corp. (a)(b)	217,741	3,472,969
Visa, Inc. Class A	2,689,387	570,607,240
WaveDancer, Inc. (a)(b)	11,443	29,180
WEX, Inc. (a)	72,098	12,276,847
WidePoint Corp. (a)(b)	10,560	29,462
		2,921,960,909
Semiconductors & Semiconductor Equipment - 5.3%
ACM Research, Inc.	60,060	910,510
Advanced Micro Devices, Inc. (a)	2,650,461	269,975,957
AEHR Test Systems (a)	35,381	296,493
Allegro MicroSystems LLC (a)	90,027	2,318,195
Alpha & Omega Semiconductor Ltd. (a)	34,696	1,524,195
Ambarella, Inc. (a)	58,916	5,020,822
Amkor Technology, Inc.	160,682	3,284,340
Amtech Systems, Inc. (a)	21,399	192,805
Analog Devices, Inc.	852,380	143,540,792
Applied Materials, Inc.	1,440,276	168,929,972
Atomera, Inc. (a)(b)	34,654	421,046
Axcelis Technologies, Inc. (a)	53,944	3,347,765
AXT, Inc. (a)	69,951	409,213
Broadcom, Inc.	669,506	388,400,516
CEVA, Inc. (a)	34,928	1,259,853
Cirrus Logic, Inc. (a)	92,252	7,522,228
CMC Materials, Inc.	46,443	8,217,624
Cohu, Inc. (a)	78,600	2,391,798
Credo Technology Group Holding Ltd. (b)	29,494	301,724
CVD Equipment Corp. (a)	17,135	71,624
CyberOptics Corp. (a)	11,708	523,933
Diodes, Inc. (a)	71,700	5,521,617
Enphase Energy, Inc. (a)	217,274	40,454,246
Entegris, Inc.	220,274	24,441,603
Everspin Technologies, Inc. (a)(b)	20,884	127,392
First Solar, Inc. (a)	158,985	11,225,931
FormFactor, Inc. (a)	124,578	5,115,173
GSI Technology, Inc. (a)	19,727	78,513
Ichor Holdings Ltd. (a)	47,923	1,449,192
Impinj, Inc. (a)(b)	33,495	1,567,901
indie Semiconductor, Inc. (a)	95,019	730,696
Intel Corp.	6,603,123	293,310,724
Intest Corp. (a)	14,192	106,440
KLA Corp.	244,501	89,206,190
Kopin Corp. (a)	114,030	126,573
Kulicke & Soffa Industries, Inc. (b)	101,487	5,497,551
Lam Research Corp.	226,312	117,689,029
Lattice Semiconductor Corp. (a)	220,821	11,487,108
MACOM Technology Solutions Holdings, Inc. (a)	78,272	4,266,607
Marvell Technology, Inc.	1,365,768	80,785,177
MaxLinear, Inc. Class A (a)	115,202	4,560,847
Meta Materials, Inc. (a)(b)	381,482	732,445
Microchip Technology, Inc.	901,101	65,464,988
Micron Technology, Inc.	1,815,323	134,043,450
MKS Instruments, Inc.	90,748	11,207,378
Monolithic Power Systems, Inc.	70,354	31,686,738
Navitas Semiconductor Corp. (a)(b)	131,697	1,048,308
NeoPhotonics Corp. (a)	87,092	1,342,088
NVE Corp.	8,223	406,710
NVIDIA Corp.	4,054,191	756,998,544
NXP Semiconductors NV	431,457	81,873,280
onsemi (a)	697,244	42,308,766
Onto Innovation, Inc. (a)	80,026	6,432,490
PDF Solutions, Inc. (a)	48,536	1,160,010
Peraso, Inc. (a)	10,535	21,913
Photronics, Inc. (a)	110,942	2,411,879
Pixelworks, Inc. (a)	69,088	147,848
Power Integrations, Inc.	96,155	8,113,559
Qorvo, Inc. (a)	176,851	19,763,099
Qualcomm, Inc.	1,827,482	261,731,972
QuickLogic Corp. (a)(b)	13,181	86,204
Rambus, Inc. (a)	175,162	4,396,566
Rockley Photonics Holdings Ltd. (a)(b)	200,868	626,708
Rubicon Technology, Inc. (a)	1,766	16,159
Semtech Corp. (a)	104,394	6,690,611
Silicon Laboratories, Inc. (a)	64,546	9,627,681
SiTime Corp. (a)	24,437	5,205,081
SkyWater Technology, Inc. (a)(b)	10,876	72,543
Skyworks Solutions, Inc.	265,299	28,883,102
SMART Global Holdings, Inc. (a)(b)	75,722	1,866,547
SolarEdge Technologies, Inc. (a)	85,205	23,243,072
SunPower Corp. (a)(b)	135,128	2,387,712
Synaptics, Inc. (a)	63,357	9,384,439
Teradyne, Inc.	264,482	28,897,303
Texas Instruments, Inc.	1,497,713	264,735,750
Ultra Clean Holdings, Inc. (a)	71,632	2,403,970
Universal Display Corp.	69,748	8,809,870
Veeco Instruments, Inc. (a)(b)	83,768	1,795,148
Wolfspeed, Inc. (a)(b)	206,255	15,516,564
		3,548,150,410
Software - 8.8%
8x8, Inc. (a)	190,751	1,382,945
A10 Networks, Inc.	96,958	1,494,123
ACI Worldwide, Inc. (a)	193,880	5,164,963
Adobe, Inc. (a)	764,884	318,558,888
Agilysys, Inc. (a)	32,616	1,333,016
Alarm.com Holdings, Inc. (a)	75,720	4,787,776
Alfi, Inc. (b)	4,542	5,382
Altair Engineering, Inc. Class A (a)(b)	87,287	4,797,294
Alteryx, Inc. Class A (a)	94,739	5,272,225
American Software, Inc. Class A	50,296	860,062
Amplitude, Inc. (a)(b)	38,436	724,134
Anaplan, Inc. (a)	238,987	15,677,547
ANSYS, Inc. (a)	141,736	36,902,385
AppFolio, Inc. (a)	30,683	3,073,823
Appian Corp. Class A (a)(b)	65,261	3,117,518
AppLovin Corp. (a)(b)	64,858	2,471,738
Arteris, Inc.	8,584	79,660
Asana, Inc. (a)(b)	131,731	2,863,832
Aspen Technology, Inc. (a)	45,209	8,747,489
Asure Software, Inc. (a)	15,353	91,197
AudioEye, Inc. (a)(b)	7,282	24,540
Autodesk, Inc. (a)	356,634	74,090,714
Avalara, Inc. (a)	141,381	11,970,729
Avaya Holdings Corp. (a)(b)	136,835	504,921
AvePoint, Inc. (a)(b)	168,039	983,028
AvidXchange Holdings, Inc.	47,727	419,043
Benefitfocus, Inc. (a)(b)	47,410	431,431
Bentley Systems, Inc. Class B	298,571	10,264,871
Bill.Com Holdings, Inc. (a)	149,575	17,685,748
Black Knight, Inc. (a)	251,667	17,090,706
Blackbaud, Inc. (a)(b)	73,535	4,680,503
BlackLine, Inc. (a)	88,212	6,458,883
Blend Labs, Inc. (b)	43,697	147,696
Box, Inc. Class A (a)	242,551	6,333,007
Braze, Inc.	22,115	739,526
BSQUARE Corp. (a)	7,885	10,408
BTCS, Inc. (b)	11,578	29,640
BTRS Holdings, Inc. (a)	114,576	569,443
C3.Ai, Inc. (a)(b)	110,783	2,096,014
Cadence Design Systems, Inc. (a)	449,095	69,039,374
CCC Intelligent Solutions Holdings, Inc. Class A (a)	108,559	971,603
CDK Global, Inc.	191,221	10,413,896
Cerence, Inc. (a)(b)	64,901	2,061,256
Ceridian HCM Holding, Inc. (a)	220,048	12,388,702
ChannelAdvisor Corp. (a)	48,983	668,618
Cipher Mining, Inc. (a)	86,576	210,380
Citrix Systems, Inc.	201,834	20,322,665
Cleanspark, Inc. (a)(b)	63,557	374,351
Clear Secure, Inc. (b)	23,519	645,361
Clearwater Analytics Holdings, Inc. (b)	58,747	828,920
CommVault Systems, Inc. (a)	75,435	4,602,289
Confluent, Inc. (b)	99,618	2,104,928
Consensus Cloud Solutions, Inc. (a)	26,503	1,272,939
CoreCard Corp. (a)	9,899	232,231
Couchbase, Inc. (b)	16,683	236,565
Coupa Software, Inc. (a)	119,732	8,236,364
Crowdstrike Holdings, Inc. (a)	337,796	54,043,982
CS Disco, Inc. (b)	20,124	501,289
Cvent Holding Corp. (a)(b)	159,025	847,603
Datadog, Inc. Class A (a)	416,976	39,775,341
DatChat, Inc. (a)(b)	1,409	1,775
Datto Holding Corp. (a)	43,352	1,522,089
Dave, Inc. (a)(b)	318,524	729,420
Digimarc Corp. (a)(b)	21,760	375,578
Digital Turbine, Inc. (a)	140,181	3,564,803
DocuSign, Inc. (a)	321,024	26,937,124
Dolby Laboratories, Inc. Class A	107,384	8,335,146
Domo, Inc. Class B (a)	46,608	1,485,863
Dropbox, Inc. Class A (a)	460,734	9,601,697
Duck Creek Technologies, Inc. (a)(b)	121,535	2,256,905
Dynatrace, Inc. (a)	318,169	11,985,426
E2open Parent Holdings, Inc. (a)(b)	292,971	2,367,206
Ebix, Inc.	39,031	1,137,754
eGain Communications Corp. (a)	36,168	330,214
Elastic NV (a)	116,444	7,178,773
Embark Technology, Inc. (a)(b)	350,893	519,322
Enfusion, Inc. Class A (b)	35,823	392,262
Envestnet, Inc. (a)(b)	87,952	5,859,362
Everbridge, Inc. (a)	64,367	2,659,001
EverCommerce, Inc.	30,974	294,563
Expensify, Inc. (b)	17,421	368,280
Fair Isaac Corp. (a)	42,928	17,581,162
Five9, Inc. (a)	109,089	10,549,997
ForgeRock, Inc.	24,701	473,271
Fortinet, Inc. (a)	219,724	64,629,617
Freshworks, Inc. (b)	58,158	916,570
GitLab, Inc. (b)	17,894	696,792
Greenidge Generation Holdings, Inc. (a)	12,717	60,787
GSE Systems, Inc. (a)	274	400
GTY Technology Holdings, Inc. (a)	75,168	444,995
Guidewire Software, Inc. (a)	134,219	10,729,467
HashiCorp, Inc. (b)	31,726	1,111,045
HubSpot, Inc. (a)	72,829	24,593,625
Informatica, Inc. (b)	50,196	1,023,998
Intapp, Inc.	17,108	340,107
InterDigital, Inc.	49,320	3,220,103
Intrusion, Inc. (a)(b)	19,226	49,219
Intuit, Inc.	459,147	190,298,066
Inuvo, Inc. (a)(b)	121,663	61,574
Ipsidy, Inc. (a)	52,473	156,894
IronNet, Inc. Class A (a)(b)	64,806	213,212
Issuer Direct Corp. (a)(b)	1,431	33,693
Jamf Holding Corp. (a)(b)	91,119	2,345,403
Kaltura, Inc.	13,949	25,248
Kaspien Holdings, Inc. (a)	105	397
KnowBe4, Inc. (a)	73,365	1,304,430
Latch, Inc. (a)(b)	154,028	338,862
LivePerson, Inc. (a)	108,023	1,812,626
Livevox Holdings, Inc. (a)	25,441	53,681
Mandiant, Inc. (a)	383,194	8,449,428
Manhattan Associates, Inc. (a)	101,755	12,305,232
Marathon Digital Holdings, Inc. (a)(b)	163,025	1,667,746
Marin Software, Inc. (a)(b)	17,179	35,045
Matterport, Inc. (a)(b)	292,861	1,607,807
MeridianLink, Inc. (b)	25,944	462,582
Microsoft Corp.	12,158,193	3,305,447,931
MicroStrategy, Inc. Class A (a)(b)	15,698	4,155,104
Mitek Systems, Inc. (a)	69,038	622,723
Model N, Inc. (a)	56,062	1,410,520
Momentive Global, Inc. (a)	206,074	2,509,981
N-able, Inc. (a)	107,839	1,078,390
nCino, Inc. (a)(b)	90,734	2,964,280
NCR Corp. (a)	212,011	7,354,662
NetSol Technologies, Inc. (a)	11,760	39,043
New Relic, Inc. (a)	94,156	4,412,150
Nextnav, Inc. (a)(b)	28,910	98,583
NortonLifeLock, Inc.	941,651	22,919,785
Nutanix, Inc. Class A (a)	346,166	5,607,889
Oblong, Inc. (a)(b)	15,734	5,367
Olo, Inc. (a)(b)	98,952	1,053,839
ON24, Inc. (a)	15,006	182,173
Onespan, Inc. (a)	49,656	656,949
Oracle Corp.	2,554,466	183,717,195
Pagerduty, Inc. (a)	122,206	3,012,378
Palantir Technologies, Inc. (a)(b)	2,596,526	22,537,846
Palo Alto Networks, Inc. (a)	159,865	80,376,925
Park City Group, Inc. (a)	13,889	75,973
Paycom Software, Inc. (a)	77,701	22,093,502
Paycor HCM, Inc. (b)	49,059	1,202,927
Paylocity Holding Corp. (a)	65,094	11,382,337
Pegasystems, Inc.	66,664	3,302,535
Phunware, Inc. (a)(b)	120,842	175,221
Ping Identity Holding Corp. (a)	102,552	1,938,233
Progress Software Corp.	72,510	3,502,958
PROS Holdings, Inc. (a)	61,234	1,671,076
PTC, Inc. (a)	170,129	19,825,132
Q2 Holdings, Inc. (a)	91,509	4,825,270
Qualtrics International, Inc. (a)	151,342	2,149,056
Qualys, Inc. (a)	54,722	7,151,071
Quantum Computing, Inc. (a)(b)	39,536	89,747
Qumu Corp. (a)	15,357	14,918
Rapid7, Inc. (a)	91,830	6,507,992
RealNetworks, Inc. (a)	24,148	14,730
Rekor Systems, Inc. (a)(b)	55,063	147,018
Rimini Street, Inc. (a)	49,057	303,172
RingCentral, Inc. (a)	131,777	8,320,400
Riot Blockchain, Inc. (a)(b)	158,291	1,138,112
Roper Technologies, Inc.	171,055	75,681,574
SailPoint Technologies Holding, Inc. (a)	149,228	9,467,024
Salesforce.com, Inc. (a)	1,597,233	255,940,616
Samsara, Inc. (b)	75,829	853,076
SeaChange International, Inc. (a)(b)	41,040	31,392
SecureWorks Corp. (a)	18,591	222,348
Semrush Holdings, Inc. (a)(b)	39,919	398,791
SentinelOne, Inc.	229,350	5,456,237
ServiceNow, Inc. (a)	324,286	151,593,976
ShotSpotter, Inc. (a)	11,917	359,417
Smartsheet, Inc. (a)	207,061	7,381,725
Smith Micro Software, Inc. (a)(b)	72,155	189,768
Splunk, Inc. (a)	259,792	26,644,268
Sprinklr, Inc. (b)	115,719	1,465,003
Sprout Social, Inc. (a)	73,519	3,744,323
SPS Commerce, Inc. (a)	57,894	6,196,974
SRAX, Inc. (a)(b)	35,558	122,320
Stronghold Digital Mining, Inc. Class A (b)	11,479	37,077
Sumo Logic, Inc. (a)	142,857	1,158,570
Synchronoss Technologies, Inc. (a)	125,684	191,040
Synopsys, Inc. (a)	248,647	79,368,122
Telos Corp. (a)	87,648	844,050
Tenable Holdings, Inc. (a)	151,402	7,615,521
Teradata Corp. (a)	174,399	6,702,154
TeraWulf, Inc. (a)(b)	49,447	157,736
The Trade Desk, Inc. (a)	707,389	36,819,597
Tyler Technologies, Inc. (a)	66,576	23,689,072
UiPath, Inc. Class A (a)	426,535	7,280,952
Unity Software, Inc. (a)(b)	270,811	10,824,316
Upland Software, Inc. (a)	45,690	602,194
Varonis Systems, Inc. (a)	171,910	5,685,064
Verb Technology Co., Inc. (a)(b)	67,557	35,278
Verint Systems, Inc. (a)	106,920	5,457,197
Veritone, Inc. (a)(b)	47,975	373,246
Vertex, Inc. Class A (a)	42,236	467,130
Viant Technology, Inc. (a)	17,145	102,870
VirnetX Holding Corp. (a)(b)	93,487	113,119
VMware, Inc. Class A	327,063	41,896,770
Vonage Holdings Corp. (a)	406,672	7,877,237
Workday, Inc. Class A (a)	314,131	49,098,675
Workiva, Inc. (a)(b)	74,053	5,406,610
Xperi Holding Corp.	172,052	2,831,976
Yext, Inc. (a)	188,838	959,297
Zendesk, Inc. (a)	197,023	18,017,753
Zeta Global Holdings Corp. (b)	38,459	305,749
Zoom Video Communications, Inc. Class A (a)	353,627	37,997,221
Zscaler, Inc. (a)	129,408	19,811,071
Zuora, Inc. (a)	183,692	1,862,637
		5,912,544,375
Technology Hardware, Storage & Peripherals - 5.9%
3D Systems Corp. (a)(b)	202,905	2,193,403
Apple, Inc.	25,143,967	3,742,427,960
Astro-Med, Inc. (a)	8,893	111,163
Avid Technology, Inc. (a)	61,835	1,811,147
Boxlight Corp. (a)(b)	66,134	58,661
CompoSecure, Inc. (a)(b)	6,403	48,727
Corsair Gaming, Inc. (a)(b)	56,354	904,482
CPI Card Group (a)(b)	3,318	58,994
Dell Technologies, Inc.	467,851	23,364,479
Diebold Nixdorf, Inc. (a)(b)	123,042	382,661
Eastman Kodak Co. (a)(b)	101,106	467,110
Hewlett Packard Enterprise Co.	2,106,315	32,858,514
HP, Inc.	1,749,180	67,938,151
Immersion Corp. (a)	49,764	276,688
Intevac, Inc. (a)	41,497	213,295
IonQ, Inc. (a)(b)	184,843	1,062,847
NetApp, Inc.	358,466	25,791,629
One Stop Systems, Inc. (a)	15,326	64,676
Pure Storage, Inc. Class A (a)	435,717	10,339,564
Quantum Corp. (a)(b)	114,107	217,944
Seagate Technology Holdings PLC	329,743	27,919,340
Socket Mobile, Inc. (a)	1,516	4,533
Sonim Technologies, Inc. (a)(b)	6,807	4,024
Super Micro Computer, Inc. (a)	72,354	3,622,041
Transact Technologies, Inc. (a)	14,803	62,469
Turtle Beach Corp. (a)(b)	27,960	488,741
Western Digital Corp. (a)	507,100	30,775,899
Xerox Holdings Corp.	220,528	4,150,337
		3,977,619,479
TOTAL INFORMATION TECHNOLOGY		17,413,288,622
MATERIALS - 3.1%
Chemicals - 2.0%
Advanced Emissions Solutions, Inc. (a)	27,740	139,255
AdvanSix, Inc.	47,037	2,179,224
AgroFresh Solutions, Inc. (a)	31,343	55,477
Air Products & Chemicals, Inc.	359,716	88,547,691
Albemarle Corp. U.S.	189,717	49,406,101
American Vanguard Corp.	39,593	977,155
Amyris, Inc. (a)(b)	303,750	774,563
Ashland Global Holdings, Inc.	90,455	9,680,494
Aspen Aerogels, Inc. (a)	42,482	744,285
Avient Corp.	147,730	7,268,316
Axalta Coating Systems Ltd. (a)	346,494	9,410,777
Balchem Corp.	52,613	6,546,636
Cabot Corp.	92,887	7,023,186
Celanese Corp. Class A	174,991	27,389,591
CF Industries Holdings, Inc.	347,417	34,314,377
Chase Corp.	12,178	983,861
Core Molding Technologies, Inc. (a)	12,523	125,230
Corteva, Inc.	1,178,877	73,821,278
Danimer Scientific, Inc. (a)(b)	137,656	604,310
Diversey Holdings Ltd. (a)	84,791	830,952
Dow, Inc.	1,192,110	81,039,638
DuPont de Nemours, Inc.	832,824	56,507,108
Eastman Chemical Co.	209,251	23,051,090
Ecolab, Inc.	404,688	66,332,410
Ecovyst, Inc.	79,860	820,162
Element Solutions, Inc.	355,005	7,558,056
Flotek Industries, Inc. (a)(b)	92,584	121,285
FMC Corp.	205,517	25,192,274
FutureFuel Corp.	46,867	336,974
GCP Applied Technologies, Inc. (a)	87,086	2,710,116
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	1,871,491	5,764,192
H.B. Fuller Co.	84,247	5,988,277
Hawkins, Inc.	29,228	1,056,884
Huntsman Corp.	331,916	12,031,955
Ingevity Corp. (a)	64,823	4,516,867
Innospec, Inc.	39,192	3,998,760
International Flavors & Fragrances, Inc.	412,443	54,512,591
Intrepid Potash, Inc. (a)	16,359	1,077,567
Koppers Holdings, Inc.	31,948	865,791
Kronos Worldwide, Inc.	48,675	927,259
Linde PLC	831,161	269,861,353
Livent Corp. (a)(b)	262,314	8,338,962
Loop Industries, Inc. (a)(b)	33,272	177,007
LSB Industries, Inc.	47,737	960,468
LyondellBasell Industries NV Class A	425,943	48,663,988
Marrone Bio Innovations, Inc. (a)	136,318	159,492
Minerals Technologies, Inc.	55,301	3,664,244
NewMarket Corp.	11,259	3,710,066
Northern Technologies International Corp.	7,327	83,821
Olin Corp.	228,987	15,065,055
Origin Materials, Inc. Class A (a)(b)	205,325	1,453,701
Orion Engineered Carbons SA	98,087	1,894,060
PPG Industries, Inc.	384,262	48,605,300
PureCycle Technologies, Inc. (a)(b)	123,574	1,055,322
Quaker Houghton	21,507	3,363,695
Rayonier Advanced Materials, Inc. (a)	100,330	386,271
RPM International, Inc.	211,170	18,604,077
Schweitzer-Mauduit International, Inc.	51,726	1,402,809
Sensient Technologies Corp.	68,461	5,986,230
Sherwin-Williams Co.	391,121	104,836,073
Stepan Co.	35,125	3,937,864
The Chemours Co. LLC	258,466	11,137,300
The Mosaic Co.	599,941	37,586,304
The Scotts Miracle-Gro Co. Class A	65,071	6,157,018
Trecora Resources (a)	28,027	272,983
Tredegar Corp.	40,525	490,758
Trinseo PLC	62,069	2,935,243
Tronox Holdings PLC	187,909	3,384,241
Valhi, Inc.	4,257	197,440
Valvoline, Inc.	292,220	9,777,681
Westlake Corp.	53,500	7,067,885
Zymergen, Inc. (a)(b)	28,321	40,216
		1,296,488,942
Construction Materials - 0.1%
Eagle Materials, Inc.	65,701	8,577,923
Martin Marietta Materials, Inc.	100,649	34,158,258
Smith-Midland Corp. (a)	5,629	79,425
Summit Materials, Inc. (a)	192,423	5,255,072
United States Lime & Minerals, Inc.	4,477	532,405
Vulcan Materials Co.	214,678	35,393,962
		83,997,045
Containers & Packaging - 0.4%
Amcor PLC	2,474,025	32,409,728
Aptargroup, Inc.	106,530	11,408,298
Avery Dennison Corp.	134,789	23,259,190
Ball Corp.	525,515	37,253,758
Berry Global Group, Inc. (a)	217,530	12,688,525
Crown Holdings, Inc.	205,337	21,445,396
Graphic Packaging Holding Co.	451,889	10,059,049
Greif, Inc.:
Class A	42,211	2,510,288
Class B	11,807	699,092
International Paper Co.	628,137	30,433,238
Myers Industries, Inc.	59,545	1,417,171
O-I Glass, Inc. (a)	251,291	4,133,737
Packaging Corp. of America	154,028	24,225,524
Pactiv Evergreen, Inc.	69,904	719,312
Ranpak Holdings Corp. (A Shares) (a)	65,732	819,021
Sealed Air Corp.	238,659	14,839,817
Silgan Holdings, Inc.	135,462	5,934,590
Sonoco Products Co.	158,494	9,267,144
TriMas Corp.	70,955	1,999,512
WestRock Co.	428,454	20,775,734
		266,298,124
Metals & Mining - 0.6%
Alcoa Corp.	299,325	18,474,339
Allegheny Technologies, Inc. (a)	202,891	5,579,503
Alpha Metallurgical Resources	29,324	4,742,864
Ampco-Pittsburgh Corp. (a)(b)	10,622	45,568
Arconic Corp. (a)	171,151	4,814,478
Carpenter Technology Corp.	76,462	2,693,756
Century Aluminum Co. (a)(b)	81,655	963,529
Cleveland-Cliffs, Inc. (a)	771,407	17,881,214
Coeur d'Alene Mines Corp. (a)	412,012	1,602,727
Commercial Metals Co.	196,834	7,820,215
Compass Minerals International, Inc.	56,183	2,524,302
Comstock Mining, Inc. (a)(b)	126,992	97,098
Freeport-McMoRan, Inc.	2,381,011	93,049,910
Friedman Industries	9,343	93,337
Gatos Silver, Inc. (a)(b)	77,452	238,552
Gold Resource Corp.	117,167	205,042
Golden Minerals Co. (a)(b)	97,441	36,998
Haynes International, Inc.	21,795	833,659
Hecla Mining Co.	870,652	4,109,477
Hycroft Mining Holding Corp. (a)(b)	59,742	78,859
Kaiser Aluminum Corp.	26,057	2,662,244
Materion Corp.	33,447	2,741,985
McEwen Mining, Inc. (a)(b)	552,224	325,812
MP Materials Corp. (a)(b)	119,130	4,697,296
Newmont Corp.	1,293,459	87,761,193
Nucor Corp.	441,010	58,416,185
Olympic Steel, Inc.	15,009	512,858
Paramount Gold Nevada Corp. (a)(b)	5,612	2,862
Piedmont Lithium, Inc. (a)	27,806	1,800,717
Ramaco Resources, Inc.	20,697	280,858
Reliance Steel & Aluminum Co.	101,879	19,805,278
Royal Gold, Inc.	105,581	11,939,099
Ryerson Holding Corp.	24,848	748,919
Schnitzer Steel Industries, Inc. Class A	43,053	1,748,813
Solitario Exploration & Royalty Corp. (a)(b)	12,775	8,687
Steel Dynamics, Inc.	305,242	26,061,562
SunCoke Energy, Inc.	132,237	1,069,797
Synalloy Corp. (a)	11,222	180,113
TimkenSteel Corp. (a)(b)	64,113	1,481,010
U.S. Antimony Corp. (a)(b)	69,277	27,739
U.S. Gold Corp. (a)	4,474	21,520
United States Steel Corp.	431,682	10,822,268
Universal Stainless & Alloy Products, Inc. (a)	11,782	93,785
Warrior Metropolitan Coal, Inc.	80,657	2,711,688
Worthington Industries, Inc. (b)	53,974	2,517,347
		404,325,062
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	27,194	934,114
Glatfelter Corp.	77,025	663,956
Louisiana-Pacific Corp.	142,747	9,858,108
Mercer International, Inc. (SBI)	69,747	1,030,163
Neenah, Inc.	27,539	1,044,003
Resolute Forest Products, Inc. (b)	76,819	1,110,803
Sylvamo Corp.	56,337	2,858,539
		17,499,686
TOTAL MATERIALS		2,068,608,859
REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 3.4%
Acadia Realty Trust (SBI)	143,838	2,827,855
Agree Realty Corp.	117,708	8,188,946
Alexander & Baldwin, Inc.	122,362	2,496,185
Alexanders, Inc.	4,201	1,017,692
Alexandria Real Estate Equities, Inc.	240,654	39,936,531
Alpine Income Property Trust, Inc.	17,081	323,685
American Assets Trust, Inc.	86,657	2,955,004
American Campus Communities, Inc.	223,188	14,507,220
American Homes 4 Rent Class A	502,793	18,583,229
American Tower Corp.	738,367	189,117,940
Americold Realty Trust	431,846	11,957,816
Apartment Income (REIT) Corp.	252,462	11,325,445
Apartment Investment & Management Co. Class A (a)	224,110	1,407,411
Apple Hospitality (REIT), Inc.	341,108	5,699,915
Armada Hoffler Properties, Inc.	102,818	1,416,832
Ashford Hospitality Trust, Inc. (a)	52,806	297,826
AvalonBay Communities, Inc.	226,700	47,144,532
Bluerock Residential Growth (REIT), Inc.	42,858	1,157,166
Boston Properties, Inc.	231,253	25,710,709
Braemar Hotels & Resorts, Inc.	89,458	518,856
Brandywine Realty Trust (SBI)	268,007	2,988,278
Brixmor Property Group, Inc.	479,739	11,696,037
Broadstone Net Lease, Inc.	260,430	5,508,095
BRT Apartments Corp.	38,608	884,509
Camden Property Trust (SBI)	163,373	23,442,392
CareTrust (REIT), Inc.	155,166	2,875,226
CatchMark Timber Trust, Inc.	86,499	1,019,823
Cedar Realty Trust, Inc.	20,673	547,214
Centerspace	23,869	1,980,650
Chatham Lodging Trust (a)	72,371	922,007
City Office REIT, Inc.	79,355	1,106,209
Clipper Realty, Inc.	18,245	154,353
Community Healthcare Trust, Inc.	39,903	1,503,545
CorEnergy Infrastructure Trust, Inc.	20,064	56,781
Corporate Office Properties Trust (SBI)	183,906	5,083,162
Cousins Properties, Inc.	242,918	8,392,817
Creative Media & Community Trust Corp.	40,536	297,129
Crown Castle International Corp.	700,988	132,942,374
CTO Realty Growth, Inc.	9,746	642,164
CubeSmart	352,440	15,694,153
DiamondRock Hospitality Co. (a)	330,337	3,399,168
Digital Realty Trust, Inc.	460,593	64,294,177
Digitalbridge Group, Inc. (a)	817,034	4,918,545
Diversified Healthcare Trust (SBI)	369,964	839,818
Douglas Emmett, Inc.	280,342	7,925,268
Duke Realty Corp.	617,692	32,632,668
Easterly Government Properties, Inc.	148,553	2,916,095
EastGroup Properties, Inc.	65,739	10,620,135
Empire State Realty Trust, Inc.	226,638	1,813,104
EPR Properties	121,899	6,246,105
Equinix, Inc.	146,039	100,341,937
Equity Commonwealth (a)	192,473	5,244,889
Equity Lifestyle Properties, Inc.	278,966	21,117,726
Equity Residential (SBI)	552,015	42,411,312
Essential Properties Realty Trust, Inc.	203,303	4,651,573
Essex Property Trust, Inc.	105,623	29,981,089
Extra Space Storage, Inc.	216,419	38,565,866
Farmland Partners, Inc.	63,109	947,897
Federal Realty Investment Trust (SBI)	115,067	13,229,253
First Industrial Realty Trust, Inc.	211,683	11,250,951
Four Corners Property Trust, Inc.	122,299	3,371,783
Franklin Street Properties Corp.	166,446	752,336
Gaming & Leisure Properties	392,157	18,360,791
Getty Realty Corp.	66,664	1,862,592
Gladstone Commercial Corp.	68,755	1,395,039
Gladstone Land Corp.	49,422	1,326,486
Global Medical REIT, Inc.	111,695	1,452,035
Global Net Lease, Inc.	165,146	2,389,663
Global Self Storage, Inc.	1,725	10,109
Healthcare Realty Trust, Inc.	236,222	6,866,974
Healthcare Trust of America, Inc.	354,154	10,642,328
Healthpeak Properties, Inc.	875,985	26,007,995
Hersha Hospitality Trust (a)	63,989	702,599
Highwoods Properties, Inc. (SBI)	172,950	6,795,206
Host Hotels & Resorts, Inc.	1,150,894	23,006,371
Hudson Pacific Properties, Inc.	242,333	4,824,850
Independence Realty Trust, Inc.	381,450	8,967,890
Indus Realty Trust, Inc.	10,779	670,562
Industrial Logistics Properties Trust	114,465	1,746,736
InvenTrust Properties Corp.	112,715	3,340,873
Invitation Homes, Inc.	965,487	36,418,170
Iron Mountain, Inc.	469,286	25,294,515
iStar Financial, Inc.	117,954	2,052,400
JBG SMITH Properties	189,372	4,887,691
Kilroy Realty Corp.	168,175	10,208,223
Kimco Realty Corp.	996,447	23,565,972
Kite Realty Group Trust	356,305	7,468,153
Lamar Advertising Co. Class A	140,309	13,743,267
Life Storage, Inc.	132,154	15,430,301
LTC Properties, Inc.	61,833	2,395,410
LXP Industrial Trust (REIT)	445,297	5,147,633
Medical Properties Trust, Inc.	965,044	17,930,518
Mid-America Apartment Communities, Inc.	186,253	33,711,793
National Health Investors, Inc.	77,251	4,569,397
National Retail Properties, Inc.	284,258	12,592,629
National Storage Affiliates Trust	134,503	7,054,682
Necessity Retail (REIT), Inc./The	202,108	1,612,822
NETSTREIT Corp.	68,051	1,431,113
New York City REIT, Inc.	22,015	166,213
NexPoint Residential Trust, Inc.	35,986	2,644,251
Office Properties Income Trust	81,752	1,742,135
Omega Healthcare Investors, Inc.	388,825	11,575,320
One Liberty Properties, Inc.	29,137	799,228
Orion Office (REIT), Inc.	87,055	1,160,443
Outfront Media, Inc.	236,645	4,881,986
Paramount Group, Inc.	268,972	2,436,886
Park Hotels & Resorts, Inc.	384,077	6,936,431
Pebblebrook Hotel Trust	212,843	4,791,096
Pennsylvania Real Estate Investment Trust (SBI) (a)(b)	82,490	37,945
Phillips Edison & Co., Inc.	208,640	7,039,514
Physicians Realty Trust	354,273	6,571,764
Piedmont Office Realty Trust, Inc. Class A	206,647	3,045,977
Plymouth Industrial REIT, Inc.	58,555	1,189,252
Postal Realty Trust, Inc.	27,620	439,158
Potlatch Corp.	111,971	5,873,999
Preferred Apartment Communities, Inc. Class A	84,237	2,100,871
Prologis (REIT), Inc.	1,199,352	152,893,393
PS Business Parks, Inc.	33,593	6,303,055
Public Storage	247,209	81,737,184
Rayonier, Inc.	233,338	9,618,192
Realty Income Corp.	917,469	62,589,735
Regency Centers Corp.	250,299	17,072,895
Retail Opportunity Investments Corp.	189,130	3,417,579
Rexford Industrial Realty, Inc.	277,155	17,701,890
RLJ Lodging Trust	270,255	3,629,525
RPT Realty	129,153	1,571,792
Ryman Hospitality Properties, Inc. (a)	88,041	7,861,181
Sabra Health Care REIT, Inc.	372,551	5,230,616
Safehold, Inc.	25,633	1,149,640
Saul Centers, Inc.	24,642	1,208,937
SBA Communications Corp. Class A	176,273	59,335,255
Seritage Growth Properties (a)(b)	62,696	503,449
Service Properties Trust	270,254	1,710,708
Simon Property Group, Inc.	532,699	61,073,940
SITE Centers Corp.	294,649	4,631,882
SL Green Realty Corp.	110,868	6,848,316
Sotherly Hotels, Inc. (a)	1,919	3,454
Spirit Realty Capital, Inc.	206,461	8,669,297
Stag Industrial, Inc.	284,854	9,485,638
Store Capital Corp.	400,136	11,039,752
Summit Hotel Properties, Inc. (a)	162,980	1,424,445
Sun Communities, Inc.	187,402	30,758,290
Sunstone Hotel Investors, Inc. (a)	341,796	4,091,298
Tanger Factory Outlet Centers, Inc.	164,834	2,886,243
Terreno Realty Corp.	126,076	7,654,074
The Macerich Co.	344,371	4,046,359
UDR, Inc.	502,474	24,018,257
UMH Properties, Inc.	77,907	1,533,989
Uniti Group, Inc.	382,195	4,334,091
Universal Health Realty Income Trust (SBI)	23,068	1,238,060
Urban Edge Properties	178,440	3,363,594
Urstadt Biddle Properties, Inc. Class A	52,535	924,616
Ventas, Inc.	644,794	36,585,612
Veris Residential, Inc. (a)	198,512	3,194,058
VICI Properties, Inc.	1,364,253	42,087,205
Vornado Realty Trust	255,796	8,942,628
Washington REIT (SBI)	134,568	3,268,657
Welltower, Inc.	705,868	62,885,780
Weyerhaeuser Co.	1,209,265	47,790,153
Wheeler REIT, Inc. (a)	4,774	11,076
Whitestone REIT Class B	74,493	915,519
WP Carey, Inc.	310,629	26,136,324
Xenia Hotels & Resorts, Inc. (a)	176,409	3,244,162
		2,277,737,460
Real Estate Management & Development - 0.2%
Alset Ehome International, Inc. (a)	9,493	3,332
Altisource Asset Management Corp. (a)(b)	2,244	23,528
Altisource Portfolio Solutions SA (a)(b)	15,310	160,908
American Realty Investments, Inc. (a)	4,842	101,537
Amrep Corp. (a)	2,310	29,429
CBRE Group, Inc. (a)	542,132	44,910,215
Comstock Holding Companies, Inc. (a)	1,055	5,127
Cushman & Wakefield PLC (a)	242,908	4,535,092
Doma Holdings, Inc. Class A (a)	290,170	551,323
Douglas Elliman, Inc.	103,122	592,952
eXp World Holdings, Inc. (b)	109,956	1,536,085
Fathom Holdings, Inc. (a)(b)	6,140	58,944
Forestar Group, Inc. (a)	28,176	467,158
FRP Holdings, Inc. (a)	12,591	755,712
Howard Hughes Corp. (a)	66,728	5,613,827
Jones Lang LaSalle, Inc. (a)	80,885	15,960,228
Kennedy-Wilson Holdings, Inc.	188,433	3,968,399
Marcus & Millichap, Inc.	39,258	1,644,125
Maui Land & Pineapple, Inc. (a)	22,080	235,594
Newmark Group, Inc.	261,005	2,889,325
Offerpad Solutions, Inc. (a)(b)	130,169	590,967
Opendoor Technologies, Inc. (a)(b)	617,469	4,464,301
Rafael Holdings, Inc. (a)(b)	15,875	30,956
RE/MAX Holdings, Inc.	28,435	690,971
Realogy Holdings Corp. (a)	188,869	2,338,198
Redfin Corp. (a)(b)	169,228	1,658,434
Stratus Properties, Inc. (a)	9,831	421,258
Tejon Ranch Co. (a)	35,655	605,778
The RMR Group, Inc.	23,696	711,354
The St. Joe Co.	51,963	2,623,612
Transcontinental Realty Investors, Inc. (a)	14,533	661,252
Trinity Place Holdings, Inc. (a)	9,882	13,341
WeWork, Inc. (a)(b)	342,012	2,493,267
Zillow Group, Inc.:
Class A (a)	108,370	4,330,465
Class C (a)(b)	228,687	9,124,611
		114,801,605
TOTAL REAL ESTATE		2,392,539,065
UTILITIES - 2.9%
Electric Utilities - 1.7%
Allete, Inc.	89,923	5,577,024
Alliant Energy Corp.	405,027	25,848,823
American Electric Power Co., Inc.	814,686	83,122,413
Avangrid, Inc.	117,276	5,581,165
Constellation Energy Corp.	529,420	32,866,394
Duke Energy Corp.	1,246,494	140,255,505
Edison International	617,109	43,142,090
Entergy Corp.	326,182	39,246,218
Evergy, Inc.	371,854	26,007,469
Eversource Energy	558,198	51,532,839
Exelon Corp.	1,583,045	77,806,662
FirstEnergy Corp.	937,776	40,286,857
Genie Energy Ltd. Class B	35,001	288,058
Hawaiian Electric Industries, Inc.	177,445	7,660,301
IDACORP, Inc.	82,793	9,026,093
MGE Energy, Inc.	59,045	4,686,402
NextEra Energy, Inc.	3,181,437	240,802,967
NRG Energy, Inc.	393,431	18,113,563
OGE Energy Corp.	323,854	13,375,170
Otter Tail Corp.	68,364	4,470,322
PG&E Corp. (a)	2,446,423	29,846,361
Pinnacle West Capital Corp.	183,513	14,249,784
PNM Resources, Inc.	138,989	6,606,147
Portland General Electric Co.	145,601	7,170,849
PPL Corp.	1,213,774	36,631,699
Southern Co.	1,714,901	129,749,410
Via Renewables, Inc. Class A,	17,335	146,827
Xcel Energy, Inc.	873,060	65,776,340
		1,159,873,752
Gas Utilities - 0.2%
Atmos Energy Corp.	223,299	25,971,907
Chesapeake Utilities Corp.	28,743	3,839,203
National Fuel Gas Co.	147,121	10,817,807
New Jersey Resources Corp.	155,361	7,134,177
Northwest Natural Holding Co.	48,857	2,652,447
ONE Gas, Inc.	85,316	7,424,198
RGC Resources, Inc.	11,687	237,947
South Jersey Industries, Inc.	188,313	6,562,708
Southwest Gas Corp.	106,228	9,893,014
Spire, Inc.	83,320	6,523,956
UGI Corp.	340,958	14,572,545
		95,629,909
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc. Class A (a)(b)	143,313	970,229
Clearway Energy, Inc.:
Class A	52,418	1,706,730
Class C	140,582	4,927,399
Montauk Renewables, Inc. (a)(b)	104,280	1,348,340
Ormat Technologies, Inc.	70,556	5,923,882
Sunnova Energy International, Inc. (a)(b)	149,077	2,981,540
The AES Corp.	1,069,925	23,581,147
Vistra Corp.	772,798	20,378,683
		61,817,950
Multi-Utilities - 0.8%
Ameren Corp.	419,859	39,966,378
Avista Corp.	115,826	5,031,481
Black Hills Corp.	103,572	7,939,830
CenterPoint Energy, Inc.	1,017,553	32,612,574
CMS Energy Corp.	468,050	33,250,272
Consolidated Edison, Inc.	572,752	56,851,364
Dominion Energy, Inc.	1,313,099	110,589,198
DTE Energy Co.	314,818	41,779,497
NiSource, Inc.	637,322	20,043,777
NorthWestern Energy Corp. (b)	87,272	5,347,155
Public Service Enterprise Group, Inc.	821,317	56,293,067
Sempra Energy	517,727	84,834,746
Unitil Corp.	25,972	1,501,441
WEC Energy Group, Inc.	512,834	53,883,468
		549,924,248
Water Utilities - 0.1%
American States Water Co.	59,006	4,676,226
American Water Works Co., Inc.	295,581	44,706,626
Artesian Resources Corp. Class A	13,592	667,095
Cadiz, Inc. (a)(b)	51,666	104,365
California Water Service Group	87,221	4,681,151
Consolidated Water Co., Inc. (b)	13,344	188,818
Essential Utilities, Inc.	376,304	17,407,823
Global Water Resources, Inc.	15,755	225,927
Middlesex Water Co.	27,124	2,306,354
Pure Cycle Corp. (a)(b)	33,010	373,013
SJW Corp.	44,312	2,740,697
York Water Co.	23,522	963,932
		79,042,027
TOTAL UTILITIES		1,946,287,886
TOTAL COMMON STOCKS (Cost $39,434,201,771)		67,072,818,300

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
SRAX, Inc. (c) (Cost $2,077)	35,558	1,778

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (e) (Cost $7,939,480)	8,000,000	7,911,473

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (f)	215,778,639	215,821,794
Fidelity Securities Lending Cash Central Fund 0.82% (f)(g)	886,031,740	886,120,343
TOTAL MONEY MARKET FUNDS (Cost $1,101,911,552)		1,101,942,137

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $40,544,054,880)	68,182,673,688
NET OTHER ASSETS (LIABILITIES) - (1.3)% (h)	(907,263,824)
NET ASSETS - 100.0%	67,275,409,864

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	252	Jun 2022	23,459,940	1,189,874	1,189,874
CME E-mini S&P 500 Index Contracts (United States)	778	Jun 2022	160,705,625	6,409,997	6,409,997
CME E-mini S&P MidCap 400 Index Contracts (United States)	47	Jun 2022	11,812,040	518,566	518,566

TOTAL FUTURES CONTRACTS					8,118,437
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,911,473.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $9,914,732 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	105,050,927	787,132,225	676,361,358	158,611	-	-	215,821,794	0.4%
Fidelity Securities Lending Cash Central Fund 0.82%	922,424,338	1,661,849,697	1,698,153,692	4,387,904	-	-	886,120,343	2.4%
Total	1,027,475,265	2,448,981,922	2,374,515,050	4,546,515	-	-	1,101,942,137

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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